UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:    (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2011 through August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2011 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Uncertainty surrounding global economic growth began to dampen investors’ appetite for risk in April 2011. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors and U.S. stocks, as measured by the S&P 500 Index, ended the reporting period with a (7.23)% return.

Despite the credit downgrade, investors still sought safety in U.S. Treasury securities, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Prices for these securities were higher and yields declined.

Given investors’ declining appetite for risk, agency mortgage-backed securities outperformed non-agency mortgage-backed securities during the reporting period, credit spreads widened (generally, bond prices decrease when credit spreads widen), and fixed income securities with higher-rated credit quality outperformed.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Core Bond Trust*	5.03%
Barclays Capital U.S. Aggregate Index	5.49%

Net Assets as of 8/31/2011 (In Thousands)	$3,173,645
Duration as of 8/31/2011	4.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund’s relative underperformance versus the Barclays Capital U.S. Aggregate Index (the “Benchmark”) was caused, in part, by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly shorter than the Benchmark and detracted from its relative performance as interest rates declined during the reporting period. In addition, the Fund’s exposure to non-agency collateralized mortgage obligations (“CMOs”), which underperformed agency CMOs, hurt the Fund’s relative performance versus the Benchmark.

The Fund’s underweight of U.S. Treasury securities also detracted from relative performance. However, the Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period. The Fund’s security selection among agency collateralized mortgage obligations also contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	40.2%
U.S. Treasury Obligations	23.3
Corporate Bonds	18.2
Mortgage Pass-Through Securities	10.2
Asset-Backed Securities	3.1
Commercial Mortgage-Backed Securities	2.3
U.S. Government Agency Securities	1.2
Others (each less than 1.0%)	0.6
Short-Term Investment	0.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	5.03%	6.12%	9.59%	7.82%	6.60%

*	Not annualized

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2011. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a

broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	(7.27)%
S&P 500 Index**	(7.23)%

Net Assets as of 8/31/2011 (In Thousands)	$321,088

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund slightly underperformed the S&P 500 Index (the “Benchmark”) for the six months ended August 31, 2011. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

The Benchmark returned (7.23)% for the six months ended August 31, 2011, as the market seemed to lack confidence in the ability of the European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors and helped trigger a sharp downturn in stock prices during August 2011.

Sector performance in the Benchmark was mixed, with some sectors posting positive absolute returns and some sectors posting negative absolute returns. On a relative basis, the financials and industrials sectors underperformed other sectors in the Benchmark, while the utilities and consumer staples sectors outperformed other sectors in the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund was managed in strict conformity with a full replication index strategy and aimed to hold the same stocks in the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Exxon Mobil Corp.	3.2%
2.	Apple, Inc.	3.1
3.	International Business Machines Corp.	1.8
4.	Chevron Corp.	1.7
5.	Microsoft Corp.	1.7
6.	Johnson & Johnson	1.6
7.	Procter & Gamble Co. (The)	1.6
8.	General Electric Co.	1.5
9.	AT&T, Inc.	1.5
10.	Coca-Cola Co. (The)	1.4

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	18.2%
Financials	13.9
Energy	12.1
Health Care	11.6
Consumer Staples	11.1
Consumer Discretionary	10.4
Industrials	10.3
Utilities	3.6
Materials	3.5
Telecommunication Services	3.0
Investment Company	0.1
Short-Term Investment	2.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments (excluding investments of cash collateral for securities on loan) as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	(7.27)%	18.31%	0.38%	0.67%	2.18%

*	Not annualized

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to August 31, 2011. The performance of the Lipper S&P 500 Objective Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Intermediate Bond Trust*	5.26%
Barclays Capital Intermediate U.S. Government/Credit Index	4.66%

Net Assets as of 8/31/2011 (In Thousands)	$315,721
Duration as of 8/31/2011	4.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund’s relative outperformance versus the Barclays Capital Intermediate U.S. Government/Credit Index (“Benchmark”) was caused, in part, by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly longer than the Benchmark and contributed to its relative performance as interest rates declined during the reporting period. The Fund’s exposure to mortgage-backed securities also contributed to relative performance, particularly the Fund’s investments among agency collateralized mortgage obligations.

The Fund’s underweight of the credit sector (corporate and non-corporate securities, such as foreign agency and sovereign debt) detracted from relative performance. The Fund’s underweight of U.S. Treasury securities also detracted from relative performance during the reporting period. However, the Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and the credit sector.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	33.6%
U.S. Treasury Obligations	25.4
Corporate Bonds	18.6
Mortgage Pass-Through Securities	11.8
Asset-Backed Securities	2.4
U.S. Government Agency Securities	2.3
Commercial Mortgage-Backed Securities	1.5
Others (each less than 1.0%)	0.5
Short-Term Investment	3.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	5.26%	5.35%	8.16%	7.13%	6.06%

*	Not annualized

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Capital Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2011. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 3.1%
	AH Mortgage Advance Trust,
1,925	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,925
2,006	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	2,008
6,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	6,674
	Ally Auto Receivables Trust,
581	Series 2010-1, Class A3, 1.450%, 05/15/14	585
1,385	Series 2010-3, Class A3, 1.110%, 10/15/14	1,395
670	Series 2010-3, Class A4, 1.550%, 08/17/15	682
392	Series 2010-4, Class A3, 0.910%, 11/17/14	394
1,512	Series 2011-1, Class A2, 0.810%, 10/15/13	1,513
720	Series 2011-1, Class A3, 1.380%, 01/15/15	728
	AmeriCredit Automobile Receivables Trust,
525	Series 2008-AF, Class A4, 6.960%, 10/14/14	547
217	Series 2010-1, Class A3, 1.660%, 03/17/14	218
890	Series 2010-3, Class A3, 1.140%, 04/08/15	894
1,321	Series 2010-4, Class A2, 0.960%, 05/08/14	1,321
375	Series 2010-4, Class A3, 1.270%, 04/08/15	378
771	Series 2011-1, Class A2, 0.840%, 06/09/14	771
375	Series 2011-1, Class A3, 1.390%, 09/08/15	377
2,248	Series 2011-3, Class A2, 0.840%, 11/10/14	2,246
493	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	490
	Bank of America Auto Trust,
824	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	828
576	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	578
459	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	461
475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	487
821	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	585
	CarMax Auto Owner Trust,
683	Series 2010-1, Class A3, 1.560%, 07/15/14	686
1,260	Series 2011-1, Class A3, 1.290%, 09/15/15	1,274
885	Series 2011-1, Class A4, 2.160%, 09/15/16	914
600	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	569
2,006	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,892
1,500	Chrysler Financial Auto Securitization Trust, Series 2010- A, Class A3, 0.910%, 08/08/13	1,503
	Citibank Credit Card Issuance Trust,
3,380	Series 2002-C2, Class C2, 6.950%, 02/18/14	3,478
800	Series 2007-A3, Class A3, 6.150%, 06/15/39	1,014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Citigroup Mortgage Loan Trust, Inc.,
587	Series 2003-HE3, Class A, VAR, 0.598%, 12/25/33	508
2,114	Series 2011-5, Class 1A1, VAR, 0.384%, 02/25/46 (e) (f) (i)	1,934
	CNH Equipment Trust,
351	Series 2008-B, Class A4A, 5.600%, 11/17/14	356
161	Series 2009-C, Class A3, 1.850%, 12/16/13	162
737	Series 2010-A, Class A3, 1.540%, 07/15/14	740
1,500	Series 2010-C, Class A3, 1.170%, 05/15/15	1,505
950	Series 2011-A, Class A3, 1.200%, 05/16/16	956
747	Series 2011-A, Class A4, 2.040%, 10/17/16	761
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.818%, 10/25/34	454
355	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	208
1,015	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,105
300	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.318%, 12/25/36	272
1,260	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	1,260
	Ford Credit Auto Owner Trust,
257	Series 2009-B, Class A3, 2.790%, 08/15/13	259
500	Series 2009-B, Class A4, 4.500%, 07/15/14	523
1,100	Freedom Trust, Series 2011-1, Class A13, VAR, 1.064%, 11/30/37 (e) (f) (i)	1,040
440	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	399
	Harley-Davidson Motorcycle Trust,
414	Series 2010-1, Class A2, 0.830%, 11/15/13	414
540	Series 2010-1, Class A3, 1.160%, 02/15/15	543
	Honda Auto Receivables Owner Trust,
199	Series 2009-2, Class A3, 2.790%, 01/15/13	200
550	Series 2011-1, Class A4, 1.800%, 04/17/17	564
	HSBC Home Equity Loan Trust,
1,297	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	1,213
913	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	918
2,514	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	2,243
	Hyundai Auto Receivables Trust,
640	Series 2010-B, Class A3, 0.970%, 04/15/15	643
710	Series 2010-B, Class A4, 1.630%, 03/15/17	722
515	Series 2011-A, Class A3, 1.160%, 04/15/15	520
520	Series 2011-A, Class A4, 1.780%, 12/15/15	533

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
734	Series 2011-B, Class A3, 1.040%, 09/15/15	739
824	Series 2011-B, Class A4, 1.650%, 02/15/17	832
277	Indymac Residential Asset- Backed Trust, Series 2006-A, Class A3, VAR, 0.418%, 03/25/36	160
	John Deere Owner Trust,
56	Series 2009-A, Class A3, 2.590%, 10/15/13	57
490	Series 2011-A, Class A3, 1.290%, 01/15/16	495
355	Series 2011-A, Class A4, 1.960%, 04/16/18	365
603	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	602
1,627	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.568%, 07/25/34 (e)	1,553
	Long Beach Mortgage Loan Trust,
483	Series 2006-8, Class 2A2, VAR, 0.308%, 09/25/36	157
774	Series 2006-WL2, Class 2A3, VAR, 0.418%, 01/25/36	591
1,874	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	1,923
550	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	554
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009- ADV1, Class A1, VAR, 3.218%, 12/26/22 (e)	10,007
1,434	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.556%, 12/07/20	1,435
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.241%, 11/25/33	952
735	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	743
	Nissan Auto Receivables Owner Trust,
750	Series 2010-A, Class A3, 0.870%, 07/15/14	750
450	Series 2010-A, Class A4, 1.310%, 09/15/16	455
153	PennyMac Loan Trust, Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	153
	Real Estate Asset Trust,
1,175	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	1,174
1,564	Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	1,564
300	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	131
2,681	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,675

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Santander Drive Auto Receivables Trust,
657		Series 2010-3, Class A2, 0.930%, 06/17/13	657
580		Series 2010-3, Class A3, 1.200%, 06/16/14	581
700		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	717
610		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	609
907		Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	907
350		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	320
393		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	398
		Toyota Auto Receivables Owner Trust,
1,540		Series 2010-C, Class A3, 0.770%, 04/15/14	1,542
1,435		Series 2011-A, Class A3, 0.980%, 10/15/14	1,443
1,540		Series 2011-A, Class A4, 1.560%, 05/15/15	1,569
602		USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	605
		Westlake Automobile Receivables Trust,
433		Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	433
607		Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	607
1,370		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,399

		Total Asset-Backed Securities (Cost $98,267)	98,224

Collateralized Mortgage Obligations — 40.2%
		Agency CMO — 27.2%
		Federal Home Loan Bank,
5,568		4.720%, 09/20/12	5,772
1,293		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,353
2,779		Series 2000-1067, Class 1, 5.300%, 06/15/12	2,831
1,987		Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	2,178
371		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	418
		Federal Home Loan Mortgage Corp. REMICS,
38		Series 11, Class D, 9.500%, 07/15/19	40
17		Series 22, Class C, 9.500%, 04/15/20	18
27		Series 23, Class F, 9.600%, 04/15/20	29
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
2		Series 47, Class F, 10.000%, 06/15/20	2

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
9		Series 99, Class Z, 9.500%, 01/15/21	10
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
10		Series 1065, Class J, 9.000%, 04/15/21	12
3		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	6
13		Series 1084, Class F, VAR, 1.200%, 05/15/21	13
9		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	16
23		Series 1116, Class I, 5.500%, 08/15/21	25
19		Series 1144, Class KB, 8.500%, 09/15/21	22
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	15
24		Series 1250, Class J, 7.000%, 05/15/22	28
37		Series 1343, Class LA, 8.000%, 08/15/22	44
46		Series 1343, Class LB, 7.500%, 08/15/22	55
76		Series 1370, Class JA, VAR, 1.400%, 09/15/22	76
75		Series 1455, Class WB, IF, 4.550%, 12/15/22	78
368		Series 1466, Class PZ, 7.500%, 02/15/23	424
6		Series 1470, Class F, VAR, 2.338%, 02/15/23	7
410		Series 1498, Class I, VAR, 1.400%, 04/15/23	410
535		Series 1502, Class PX, 7.000%, 04/15/23	613
71		Series 1505, Class Q, 7.000%, 05/15/23	81
170		Series 1518, Class G, IF, 8.854%, 05/15/23	200
55		Series 1541, Class M, HB, IF, 22.220%, 07/15/23	84
149		Series 1541, Class O, VAR, 1.920%, 07/15/23	153
15		Series 1570, Class F, VAR, 2.838%, 08/15/23	16
552		Series 1573, Class PZ, 7.000%, 09/15/23	632
354		Series 1591, Class PV, 6.250%, 10/15/23	376
17		Series 1595, Class D, 7.000%, 10/15/13	18
54		Series 1596, Class D, 6.500%, 10/15/13	56
27		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	41
12		Series 1607, Class SA, IF, 19.910%, 10/15/13	14
1,496		Series 1608, Class L, 6.500%, 09/15/23	1,706
382		Series 1609, Class LG, IF, 16.792%, 11/15/23	462
851		Series 1638, Class H, 6.500%, 12/15/23	988
652		Series 1642, Class PJ, 6.000%, 11/15/23	680
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	15
18		Series 1686, Class SH, IF, 18.675%, 02/15/24	30
231		Series 1695, Class EB, 7.000%, 03/15/24	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
44	Series 1699, Class FC, VAR, 0.850%, 03/15/24	44
233	Series 1700, Class GA, PO, 02/15/24	202
611	Series 1706, Class K, 7.000%, 03/15/24	711
21	Series 1709, Class FA, VAR, 2.120%, 03/15/24	22
56	Series 1745, Class D, 7.500%, 08/15/24	68
1,542	Series 1760, Class ZD, VAR, 2.470%, 02/15/24	1,637
532	Series 1798, Class F, 5.000%, 05/15/23	583
8	Series 1807, Class G, 9.000%, 10/15/20	9
147	Series 1829, Class ZB, 6.500%, 03/15/26	164
13	Series 1844, Class E, 6.500%, 10/15/13	13
151	Series 1863, Class Z, 6.500%, 07/15/26	172
39	Series 1865, Class D, PO, 02/15/24	26
97	Series 1890, Class H, 7.500%, 09/15/26	115
293	Series 1899, Class ZE, 8.000%, 09/15/26	346
15	Series 1935, Class FL, VAR, 0.950%, 02/15/27	15
209	Series 1963, Class Z, 7.500%, 01/15/27	244
31	Series 1970, Class PG, 7.250%, 07/15/27	36
328	Series 1981, Class Z, 6.000%, 05/15/27	361
141	Series 1987, Class PE, 7.500%, 09/15/27	166
351	Series 2019, Class Z, 6.500%, 12/15/27	407
42	Series 2025, Class PE, 6.300%, 01/15/13	42
110	Series 2033, Class SN, HB, IF, 25.422%, 03/15/24	76
297	Series 2038, Class PN, IO, 7.000%, 03/15/28	64
580	Series 2040, Class PE, 7.500%, 03/15/28	698
103	Series 2043, Class CJ, 6.500%, 04/15/28	119
457	Series 2054, Class PV, 7.500%, 05/15/28	470
96	Series 2055, Class OE, 6.500%, 05/15/13	95
891	Series 2075, Class PH, 6.500%, 08/15/28	1,031
1,001	Series 2075, Class PM, 6.250%, 08/15/28	1,058
358	Series 2086, Class GB, 6.000%, 09/15/28	375
390	Series 2089, Class PJ, IO, 7.000%, 10/15/28	87
1,456	Series 2095, Class PE, 6.000%, 11/15/28	1,650
248	Series 2102, Class TC, 6.000%, 12/15/13	258
163	Series 2102, Class TU, 6.000%, 12/15/13	170
659	Series 2115, Class PE, 6.000%, 01/15/14	677
462	Series 2125, Class JZ, 6.000%, 02/15/29	491
95	Series 2132, Class SB, HB, IF, 29.734%, 03/15/29	164
68	Series 2134, Class PI, IO, 6.500%, 03/15/19	11
19	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
451	Series 2136, Class PG, 6.000%, 03/15/29	507

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
52	Series 2141, Class IO, IO, 7.000%, 04/15/29	11
119	Series 2163, Class PC, IO, 7.500%, 06/15/29	28
1,440	Series 2169, Class TB, 7.000%, 06/15/29	1,680
633	Series 2172, Class QC, 7.000%, 07/15/29	739
609	Series 2176, Class OJ, 7.000%, 08/15/29	726
329	Series 2201, Class C, 8.000%, 11/15/29	390
259	Series 2209, Class TC, 8.000%, 01/15/30	308
437	Series 2210, Class Z, 8.000%, 01/15/30	529
116	Series 2224, Class CB, 8.000%, 03/15/30	139
274	Series 2230, Class Z, 8.000%, 04/15/30	327
225	Series 2234, Class PZ, 7.500%, 05/15/30	265
193	Series 2247, Class Z, 7.500%, 08/15/30	227
286	Series 2256, Class MC, 7.250%, 09/15/30	341
566	Series 2259, Class ZM, 7.000%, 10/15/30	662
19	Series 2261, Class ZY, 7.500%, 10/15/30	22
65	Series 2262, Class Z, 7.500%, 10/15/30	77
580	Series 2271, Class PC, 7.250%, 12/15/30	693
1,140	Series 2283, Class K, 6.500%, 12/15/23	1,230
312	Series 2296, Class PD, 7.000%, 03/15/31	365
98	Series 2306, Class K, PO, 05/15/24	91
231	Series 2306, Class SE, IF, IO, 7.630%, 05/15/24	44
303	Series 2313, Class LA, 6.500%, 05/15/31	329
625	Series 2325, Class PM, 7.000%, 06/15/31	703
1,122	Series 2344, Class QG, 6.000%, 08/15/16	1,205
3,626	Series 2344, Class ZD, 6.500%, 08/15/31	4,039
328	Series 2344, Class ZJ, 6.500%, 08/15/31	367
307	Series 2345, Class NE, 6.500%, 08/15/31	325
335	Series 2345, Class PQ, 6.500%, 08/15/16	354
374	Series 2351, Class PZ, 6.500%, 08/15/31	404
3,434	Series 2353, Class AZ, 6.000%, 09/15/31	3,674
431	Series 2353, Class TD, 6.000%, 09/15/16	458
357	Series 2355, Class BP, 6.000%, 09/15/16	383
230	Series 2359, Class PM, 6.000%, 09/15/16	243
1,442	Series 2359, Class ZB, 8.500%, 06/15/31	1,712
678	Series 2360, Class PG, 6.000%, 09/15/16	730
151	Series 2363, Class PF, 6.000%, 09/15/16	163
286	Series 2366, Class MD, 6.000%, 10/15/16	307
537	Series 2367, Class ME, 6.500%, 10/15/31	596
1,041	Series 2391, Class QR, 5.500%, 12/15/16	1,118
413	Series 2394, Class MC, 6.000%, 12/15/16	445
1,101	Series 2396, Class FM, VAR, 0.657%, 12/15/31	1,102
673	Series 2399, Class OH, 6.500%, 01/15/32	753
1,133	Series 2399, Class TH, 6.500%, 01/15/32	1,264
983	Series 2410, Class NG, 6.500%, 02/15/32	1,112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
339	Series 2410, Class OE, 6.375%, 02/15/32	379
768	Series 2410, Class QS, IF, 18.961%, 02/15/32	907
309	Series 2410, Class QX, IF, IO, 8.443%, 02/15/32	72
874	Series 2412, Class SP, IF, 15.686%, 02/15/32	1,114
1,350	Series 2420, Class XK, 6.500%, 02/15/32	1,504
716	Series 2423, Class MC, 7.000%, 03/15/32	808
727	Series 2423, Class MT, 7.000%, 03/15/32	819
396	Series 2425, Class OB, 6.000%, 03/15/17	429
1,846	Series 2430, Class WF, 6.500%, 03/15/32	2,134
939	Series 2434, Class TC, 7.000%, 04/15/32	1,078
565	Series 2435, Class CJ, 6.500%, 04/15/32	668
410	Series 2435, Class VH, 6.000%, 07/15/19	412
840	Series 2436, Class MC, 7.000%, 04/15/32	954
615	Series 2444, Class ES, IF, IO, 7.743%, 03/15/32	123
386	Series 2450, Class GZ, 7.000%, 05/15/32	450
492	Series 2450, Class SW, IF, IO, 7.793%, 03/15/32	99
2,617	Series 2455, Class GK, 6.500%, 05/15/32	3,004
268	Series 2458, Class QE, 5.500%, 06/15/17	287
820	Series 2462, Class JG, 6.500%, 06/15/32	952
2,284	Series 2464, Class SI, IF, IO, 7.793%, 02/15/32	381
606	Series 2466, Class PG, 6.500%, 04/15/32	641
942	Series 2466, Class PH, 6.500%, 06/15/32	1,108
851	Series 2474, Class NR, 6.500%, 07/15/32	973
1,166	Series 2484, Class LZ, 6.500%, 07/15/32	1,353
2,030	Series 2500, Class MC, 6.000%, 09/15/32	2,249
137	Series 2503, Class BH, 5.500%, 09/15/17	149
696	Series 2508, Class AQ, 5.500%, 10/15/17	755
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,252
44	Series 2513, Class TG, 6.000%, 02/15/32	44
66	Series 2513, Class YO, PO, 02/15/32	65
663	Series 2515, Class DE, 4.000%, 03/15/32	685
534	Series 2518, Class PX, 5.500%, 09/15/13	552
4	Series 2519, Class BT, 8.500%, 09/15/31	4
727	Series 2535, Class BK, 5.500%, 12/15/22	805
1,519	Series 2537, Class TE, 5.500%, 12/15/17	1,638
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,306
2,204	Series 2544, Class HC, 6.000%, 12/15/32	2,469
2,532	Series 2552, Class ME, 6.000%, 01/15/33	2,846
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,693
1,690	Series 2568, Class KG, 5.500%, 02/15/23	1,876
225	Series 2571, Class SK, HB, IF, 33.606%, 09/15/23	414

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,304
728	Series 2586, Class WI, IO, 6.500%, 03/15/33	137
1,859	Series 2587, Class WX, 5.000%, 03/15/18	2,059
880	Series 2594, Class VQ, 6.000%, 08/15/20	893
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,552
209	Series 2597, Class DS, IF, IO, 7.343%, 02/15/33	12
237	Series 2599, Class DS, IF, IO, 6.793%, 02/15/33	12
1,001	Series 2610, Class DS, IF, IO, 6.893%, 03/15/33	31
700	Series 2611, Class SH, IF, IO, 7.443%, 10/15/21	12
1,005	Series 2611, Class UH, 4.500%, 05/15/18	1,061
348	Series 2617, Class AK, 4.500%, 05/15/18	351
1,607	Series 2617, Class GR, 4.500%, 05/15/18	1,715
93	Series 2619, Class HR, 3.500%, 11/15/31	95
118	Series 2619, Class IM, IO, 5.000%, 10/15/21	2
3,327	Series 2626, Class NS, IF, IO, 6.343%, 06/15/23	243
158	Series 2628, Class WA, 4.000%, 07/15/28	158
2,082	Series 2631, Class LC, 4.500%, 06/15/18	2,220
905	Series 2636, Class Z, 4.500%, 06/15/18	965
1,036	Series 2637, Class SA, IF, IO, 5.893%, 06/15/18	119
169	Series 2638, Class DS, IF, 8.393%, 07/15/23	183
96	Series 2638, Class SA, IF, IO, 6.893%, 11/15/16	1
828	Series 2640, Class UG, IO, 5.000%, 01/15/32	63
1,916	Series 2640, Class UP, IO, 5.000%, 01/15/32	135
12	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
3,989	Series 2645, Class BI, IO, 4.500%, 02/15/18	215
839	Series 2650, Class PO, PO, 12/15/32	795
2,886	Series 2650, Class SO, PO, 12/15/32	2,738
1,495	Series 2651, Class VZ, 4.500%, 07/15/18	1,594
428	Series 2668, Class SB, IF, 7.016%, 10/15/15	430
1,884	Series 2672, Class ME, 5.000%, 11/15/22	2,059
198	Series 2672, Class SJ, IF, 6.971%, 09/15/16	201
5,760	Series 2675, Class CK, 4.000%, 09/15/18	6,110
1,360	Series 2682, Class YS, IF, 8.718%, 10/15/33	1,371
16,600	Series 2684, Class PO, PO, 01/15/33	15,330
661	Series 2684, Class TO, PO, 10/15/33	627
107	Series 2686, Class GB, 5.000%, 05/15/20	107
507	Series 2686, Class NS, IF, IO, 7.393%, 10/15/21	18
473	Series 2690, Class SJ, IF, 8.839%, 10/15/33	486
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,665

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
716	Series 2691, Class WS, IF, 8.689%, 10/15/33	723
727	Series 2692, Class SC, IF, 12.872%, 07/15/33	822
1,081	Series 2695, Class DE, 4.000%, 01/15/17	1,100
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,292
357	Series 2695, Class OB, PO, 10/15/33	304
313	Series 2696, Class CO, PO, 10/15/18	287
210	Series 2700, Class S, IF, 8.689%, 11/15/33	213
1,205	Series 2702, Class PC, 5.000%, 01/15/23	1,304
551	Series 2705, Class SC, IF, 8.689%, 11/15/33	557
1,041	Series 2705, Class SD, IF, 8.734%, 11/15/33	1,074
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,291
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,877
3,014	Series 2716, Class UN, 4.500%, 12/15/23	3,281
1,451	Series 2720, Class PC, 5.000%, 12/15/23	1,595
7,120	Series 2727, Class BS, IF, 8.764%, 01/15/34	7,223
93	Series 2744, Class FE, VAR, 02/15/34	93
1,705	Series 2744, Class PE, 5.500%, 02/15/34	1,858
2,760	Series 2744, Class TU, 5.500%, 05/15/32	2,945
809	Series 2751, Class BA, 4.000%, 10/15/18	831
1,155	Series 2755, Class PA, PO, 02/15/29	1,116
1,155	Series 2755, Class SA, IF, 13.786%, 05/15/30	1,304
37	Series 2762, Class LO, PO, 03/15/34	37
1,000	Series 2764, Class TE, 5.000%, 10/15/32	1,088
10	Series 2766, Class SX, IF, 15.935%, 03/15/34	10
201	Series 2771, Class FG, VAR, 0.000%, 03/15/34	197
378	Series 2776, Class SK, IF, 8.764%, 04/15/34	379
1,506	Series 2777, Class OM, PO, 12/15/32	1,438
1,374	Series 2778, Class US, IF, IO, 6.993%, 06/15/33	42
292	Series 2780, Class JG, 4.500%, 04/15/19	308
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,387
654	Series 2809, Class UB, 4.000%, 09/15/17	665
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,904
836	Series 2812, Class NO, PO, 10/15/33	636
36	Series 2827, Class SQ, IF, 7.500%, 01/15/19	36
1,150	Series 2827, Class XO, PO, 01/15/23	1,099
230	Series 2835, Class QO, PO, 12/15/32	207
1,070	Series 2840, Class JO, PO, 06/15/23	1,007
895	Series 2850, Class SN, IF, IO, 6.943%, 09/15/18	57
333	Series 2870, Class KC, 4.250%, 05/15/18	340
2,030	Series 2872, Class JE, 4.500%, 02/15/18	2,095
1,637	Series 2922, Class JN, 4.500%, 02/15/20	1,766
60	Series 2925, Class MW, VAR, 01/15/35	60
1,739	Series 2934, Class EC, PO, 02/15/20	1,675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
201	Series 2934, Class EN, PO, 02/15/18	191
1,449	Series 2934, Class HI, IO, 5.000%, 02/15/20	162
1,460	Series 2934, Class KI, IO, 5.000%, 02/15/20	172
856	Series 2958, Class QD, 4.500%, 04/15/20	938
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,664
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,792
3,070	Series 2971, Class GB, 5.000%, 11/15/16	3,117
856	Series 2971, Class GC, 5.000%, 07/15/18	912
504	Series 2989, Class PO, PO, 06/15/23	475
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,630
220	Series 3007, Class AI, IO, 5.500%, 07/15/24	21
222	Series 3014, Class OD, PO, 08/15/35	192
110	Series 3044, Class VO, PO, 10/15/35	105
2,599	Series 3047, Class OB, 5.500%, 12/15/33	2,729
944	Series 3047, Class OD, 5.500%, 10/15/35	1,105
1,326	Series 3049, Class XF, VAR, 0.557%, 05/15/33	1,321
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,623
1,148	Series 3064, Class OB, 5.500%, 07/15/29	1,180
534	Series 3068, Class AO, PO, 01/15/35	512
1,396	Series 3068, Class QB, 4.500%, 06/15/20	1,481
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,438
1,874	Series 3085, Class WF, VAR, 1.007%, 08/15/35	1,890
573	Series 3100, Class MA, VAR, 2.781%, 12/15/35	568
2,129	Series 3102, Class FB, VAR, 0.507%, 01/15/36	2,122
482	Series 3102, Class HS, HB, IF, 23.807%, 01/15/36	696
2,153	Series 3117, Class EO, PO, 02/15/36	1,989
1,395	Series 3117, Class OK, PO, 02/15/36	1,247
125	Series 3122, Class ZB, 6.000%, 03/15/36	133
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,153
520	Series 3134, Class PO, PO, 03/15/36	475
2,445	Series 3138, Class PO, PO, 04/15/36	2,185
132	Series 3149, Class SO, PO, 05/15/36	111
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,300
1,161	Series 3152, Class MO, PO, 03/15/36	1,033
268	Series 3171, Class MO, PO, 06/15/36	243
2,857	Series 3179, Class OA, PO, 07/15/36	2,544
1,245	Series 3194, Class SA, IF, IO, 6.893%, 07/15/36	185
1,547	Series 3211, Class SO, PO, 09/15/36	1,390
770	Series 3218, Class AO, PO, 09/15/36	702
2,891	Series 3219, Class DI, IO, 6.000%, 04/15/36	492
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,694

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,008	Series 3232, Class ST, IF, IO, 6.493%, 10/15/36	294
995	Series 3233, Class OP, PO, 05/15/36	909
1,500	Series 3242, Class NE, 5.750%, 02/15/34	1,619
934	Series 3256, Class PO, PO, 12/15/36	841
2,206	Series 3260, Class CS, IF, IO, 5.933%, 01/15/37	305
1,040	Series 3261, Class OA, PO, 01/15/37	911
1,461	Series 3274, Class JO, PO, 02/15/37	1,299
688	Series 3275, Class FL, VAR, 0.647%, 02/15/37	685
2,893	Series 3290, Class SB, IF, IO, 6.243%, 03/15/37	449
2,579	Series 3315, Class HZ, 6.000%, 05/15/37	3,031
2,000	Series 3316, Class GD, 5.500%, 06/15/35	2,205
300	Series 3318, Class AO, PO, 05/15/37	269
1,732	Series 3331, Class PO, PO, 06/15/37	1,477
1,497	Series 3334, Class MC, 5.000%, 04/15/33	1,532
2,375	Series 3385, Class SN, IF, IO, 5.793%, 11/15/37	267
1,979	Series 3387, Class SA, IF, IO, 6.213%, 11/15/37	285
2,813	Series 3404, Class SC, IF, IO, 5.793%, 01/15/38	346
9,220	Series 3422, Class AI, SUB, 0.250%, 01/15/38	43
2,391	Series 3424, Class PI, IF, IO, 6.593%, 04/15/38	414
6,225	Series 3430, Class AI, IO, 1.417%, 09/15/12	61
2,723	Series 3481, Class SJ, IF, IO, 5.643%, 08/15/38	338
3,387	Series 3505, Class SA, IF, IO, 5.793%, 01/15/39	383
3,862	Series 3511, Class SA, IF, IO, 5.793%, 02/15/39	439
1,879	Series 3549, Class FA, VAR, 1.407%, 07/15/39	1,885
1,000	Series 3607, Class BO, PO, 04/15/36	872
1,858	Series 3607, Class OP, PO, 07/15/37	1,612
600	Series 3611, Class PO, PO, 07/15/34	539
1,330	Series 3621, Class BO, PO, 01/15/40	1,181
3,773	Series 3739, Class LI, IO, 4.000%, 03/15/34	509
9,437	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,389
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,036
4,814	Series 3759, Class HI, IO, 4.000%, 08/15/37	847
5,758	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,049
927	Series 3798, Class BF, VAR, 0.507%, 06/15/24	924

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
5,126		Series 3819, Class ZQ, 6.000%, 04/15/36	5,955
		Federal Home Loan Mortgage Corp. STRIPS,
4		Series 134, Class B, IO, 9.000%, 04/01/22	1
4,168		Series 233, Class 11, IO, 5.000%, 09/15/35	607
5,924		Series 233, Class 13, IO, 5.000%, 09/15/35	856
1,101		Series 243, Class 16, IO, 4.500%, 11/15/20	105
2,430		Series 243, Class 17, IO, 4.500%, 12/15/20	239
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
713		Series T-41, Class 3A, VAR, 7.010%, 07/25/32	822
434		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	513
2,235		Series T-54, Class 2A, 6.500%, 02/25/43	2,525
748		Series T-54, Class 3A, 7.000%, 02/25/43	869
322		Series T-58, Class APO, PO, 09/25/43	268
741		Series T-59, Class 1AP, PO, 10/25/43	559
2,731		Series T-76, Class 2A, VAR, 4.787%, 10/25/37	2,813
8,500		Federal National Mortgage Association, Series 2011-M2, Class A3, 3.764%, 07/25/21	8,628
		Federal National Mortgage Association Grantor Trust,
1,138		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,309
1,068		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,252
		Federal National Mortgage Association REMICS,
10		Series 1988-7, Class Z, 9.250%, 04/25/18	12
23		Series 1989-70, Class G, 8.000%, 10/25/19	27
10		Series 1989-78, Class H, 9.400%, 11/25/19	12
14		Series 1989-83, Class H, 8.500%, 11/25/19	16
14		Series 1989-89, Class H, 9.000%, 11/25/19	16
13		Series 1990-1, Class D, 8.800%, 01/25/20	15
2		Series 1990-60, Class K, 5.500%, 06/25/20	3
6		Series 1990-63, Class H, 9.500%, 06/25/20	6
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	3
28		Series 1990-102, Class J, 6.500%, 08/25/20	31
39		Series 1990-120, Class H, 9.000%, 10/25/20	45
4		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	5
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
16		Series 1991-24, Class Z, 5.000%, 03/25/21	17
2		Series 1992-101, Class J, 7.500%, 06/25/22	2

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
70	Series 1992-136, Class PK, 6.000%, 08/25/22	78
65	Series 1992-143, Class MA, 5.500%, 09/25/22	71
170	Series 1992-163, Class M, 7.750%, 09/25/22	197
289	Series 1992-188, Class PZ, 7.500%, 10/25/22	332
120	Series 1993-21, Class KA, 7.700%, 03/25/23	138
175	Series 1993-25, Class J, 7.500%, 03/25/23	201
47	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	61
70	Series 1993-62, Class SA, IF, 17.411%, 04/25/23	93
37	Series 1993-165, Class SD, IF, 12.018%, 09/25/23	45
81	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	100
43	Series 1993-167, Class GA, 7.000%, 09/25/23	44
53	Series 1993-179, Class SB, HB, IF, 23.896%, 10/25/23	82
35	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	41
153	Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	154
102	Series 1993-205, Class H, PO, 09/25/23	88
96	Series 1993-220, Class SG, IF, 15.500%, 11/25/13	107
157	Series 1993-225, Class UB, 6.500%, 12/25/23	174
52	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	53
153	Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	155
71	Series 1993-247, Class SU, IF, 11.612%, 12/25/23	91
233	Series 1993-250, Class Z, 7.000%, 12/25/23	250
481	Series 1993-257, Class C, PO, 06/25/23	467
615	Series 1994-37, Class L, 6.500%, 03/25/24	718
2,938	Series 1994-40, Class Z, 6.500%, 03/25/24	3,338
110	Series 1995-2, Class Z, 8.500%, 01/25/25	129
269	Series 1995-19, Class Z, 6.500%, 11/25/23	321
624	Series 1996-14, Class SE, IF, IO, 7.780%, 08/25/23	118
21	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	21
60	Series 1996-59, Class J, 6.500%, 08/25/22	68
621	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
44	Series 1997-27, Class J, 7.500%, 04/18/27	50
73	Series 1997-29, Class J, 7.500%, 04/20/27	83
493	Series 1997-39, Class PD, 7.500%, 05/20/27	561
153	Series 1997-42, Class EN, 7.250%, 07/18/27	160
65	Series 1997-42, Class ZC, 6.500%, 07/18/27	74
1,008	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,136
189	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	42
27	Series 1998-4, Class C, PO, 04/25/23	25
569	Series 1998-36, Class ZB, 6.000%, 07/18/28	644
213	Series 1998-43, Class SA, IF, IO, 17.097%, 04/25/23	92
343	Series 1998-66, Class SB, IF, IO, 7.932%, 12/25/28	84
197	Series 1999-17, Class C, 6.350%, 04/25/29	227
1,279	Series 1999-18, Class Z, 5.500%, 04/18/29	1,432
337	Series 1999-38, Class SK, IF, IO, 7.832%, 08/25/23	54
99	Series 1999-52, Class NS, HB, IF, 22.769%, 10/25/23	153
260	Series 1999-62, Class PB, 7.500%, 12/18/29	304
836	Series 2000-2, Class ZE, 7.500%, 02/25/30	979
411	Series 2000-20, Class SA, IF, IO, 8.882%, 07/25/30	106
64	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	13
301	Series 2001-4, Class PC, 7.000%, 03/25/21	331
110	Series 2001-5, Class OW, 6.000%, 03/25/16	114
217	Series 2001-7, Class PF, 7.000%, 03/25/31	254
661	Series 2001-7, Class PR, 6.000%, 03/25/16	690
653	Series 2001-10, Class PR, 6.000%, 04/25/16	680
620	Series 2001-30, Class PM, 7.000%, 07/25/31	726
933	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	208
570	Series 2001-36, Class DE, 7.000%, 08/25/31	668
1,350	Series 2001-44, Class MY, 7.000%, 09/25/31	1,581
270	Series 2001-44, Class PD, 7.000%, 09/25/31	317
286	Series 2001-44, Class PU, 7.000%, 09/25/31	335
2,405	Series 2001-48, Class Z, 6.500%, 09/25/21	2,711
240	Series 2001-49, Class Z, 6.500%, 09/25/31	279
173	Series 2001-52, Class KB, 6.500%, 10/25/31	201
504	Series 2001-52, Class XN, 6.500%, 11/25/15	543
2,126	Series 2001-61, Class Z, 7.000%, 11/25/31	2,492
250	Series 2001-71, Class MB, 6.000%, 12/25/16	269
574	Series 2001-71, Class QE, 6.000%, 12/25/16	617

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
139	Series 2001-72, Class SX, IF, 16.957%, 12/25/31	167
765	Series 2001-74, Class MB, 6.000%, 12/25/16	824
141	Series 2001-80, Class PE, 6.000%, 07/25/29	142
219	Series 2002-1, Class HC, 6.500%, 02/25/22	236
238	Series 2002-1, Class SA, HB, IF, 24.478%, 02/25/32	377
153	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	237
712	Series 2002-2, Class UC, 6.000%, 02/25/17	768
1,896	Series 2002-3, Class OG, 6.000%, 02/25/17	2,039
406	Series 2002-7, Class OG, 6.000%, 03/25/17	436
1,357	Series 2002-7, Class TG, 6.000%, 03/25/17	1,457
417	Series 2002-10, Class SB, IF, 18.676%, 03/25/17	510
576	Series 2002-11, Class QG, 5.500%, 03/25/17	617
2,000	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	93
32	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	35
1,977	Series 2002-18, Class PC, 5.500%, 04/25/17	2,062
433	Series 2002-19, Class PE, 6.000%, 04/25/17	465
86	Series 2002-21, Class LO, PO, 04/25/32	78
763	Series 2002-21, Class PE, 6.500%, 04/25/32	869
907	Series 2002-24, Class AJ, 6.000%, 04/25/17	992
286	Series 2002-25, Class SG, IF, 18.796%, 05/25/17	354
1,789	Series 2002-28, Class PK, 6.500%, 05/25/32	2,070
526	Series 2002-37, Class Z, 6.500%, 06/25/32	610
664	Series 2002-42, Class C, 6.000%, 07/25/17	720
2,609	Series 2002-48, Class GH, 6.500%, 08/25/32	2,970
384	Series 2002-55, Class QE, 5.500%, 09/25/17	421
4,396	Series 2002-56, Class UC, 5.500%, 09/25/17	4,748
1,297	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,403
433	Series 2002-63, Class KC, 5.000%, 10/25/17	467
593	Series 2002-77, Class S, IF, 14.083%, 12/25/32	713
1,164	Series 2002-81, Class JO, PO, 04/25/32	1,123
1,222	Series 2002-83, Class CS, 6.881%, 08/25/23	1,396
80	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
3,107	Series 2002-94, Class BK, 5.500%, 01/25/18	3,354
1,608	Series 2003-3, Class HJ, 5.000%, 02/25/18	1,712
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,682
1,780	Series 2003-23, Class PG, 5.500%, 01/25/32	1,846
379	Series 2003-27, Class DW, 4.500%, 04/25/17	387

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,587	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	561
1,758	Series 2003-34, Class AX, 6.000%, 05/25/33	1,979
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,802
114	Series 2003-35, Class UC, 3.750%, 05/25/33	121
355	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	64
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,514
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,138
734	Series 2003-42, Class GB, 4.000%, 05/25/33	783
413	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	25
828	Series 2003-47, Class PE, 5.750%, 06/25/33	938
550	Series 2003-52, Class SX, HB, IF, 22.295%, 10/25/31	827
2,700	Series 2003-56, Class AZ, 5.500%, 08/25/31	2,798
7	Series 2003-60, Class NJ, 5.000%, 07/25/21	7
521	Series 2003-64, Class SX, IF, 13.279%, 07/25/33	574
67	Series 2003-67, Class VQ, 7.000%, 01/25/19	68
96	Series 2003-68, Class QP, 3.000%, 07/25/22	97
1,573	Series 2003-71, Class DS, IF, 7.216%, 08/25/33	1,593
1,358	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	138
2,940	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	505
1,659	Series 2003-73, Class GA, 3.500%, 05/25/31	1,708
292	Series 2003-74, Class SH, IF, 9.777%, 08/25/33	299
1,120	Series 2003-76, Class GQ, 4.500%, 08/25/18	1,196
3,086	Series 2003-80, Class SY, IF, IO, 7.432%, 06/25/23	364
1,350	Series 2003-81, Class LC, 4.500%, 09/25/18	1,462
4,930	Series 2003-83, Class PG, 5.000%, 06/25/23	5,352
707	Series 2003-86, Class KR, 4.500%, 09/25/16	710
695	Series 2003-91, Class SD, IF, 12.136%, 09/25/33	810
114	Series 2003-92, Class SH, IF, 9.234%, 09/25/18	118
872	Series 2003-106, Class US, IF, 8.747%, 11/25/23	889
3,112	Series 2003-116, Class SB, IF, IO, 7.382%, 11/25/33	660
3,882	Series 2003-117, Class JB, 3.500%, 06/25/33	4,092
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,648
487	Series 2003-128, Class KE, 4.500%, 01/25/14	503

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
856	Series 2003-128, Class NG, 4.000%, 01/25/19	916
453	Series 2003-130, Class SX, IF, 11.192%, 01/25/34	512
379	Series 2003-132, Class OA, PO, 08/25/33	347
2,795	Series 2004-4, Class QI, IF, IO, 6.882%, 06/25/33	544
264	Series 2004-4, Class QM, IF, 13.763%, 06/25/33	326
1,378	Series 2004-10, Class SC, HB, IF, 27.726%, 02/25/34	2,003
992	Series 2004-14, Class SD, IF, 8.747%, 03/25/34	1,007
1,147	Series 2004-21, Class CO, PO, 04/25/34	998
295	Series 2004-22, Class A, 4.000%, 04/25/19	302
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,268
2,373	Series 2004-25, Class SA, IF, 18.924%, 04/25/34	3,272
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,306
753	Series 2004-36, Class PC, 5.500%, 02/25/34	846
2,402	Series 2004-36, Class SA, IF, 18.924%, 05/25/34	3,330
1,119	Series 2004-36, Class SN, IF, 13.763%, 07/25/33	1,403
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,662
2,276	Series 2004-46, Class HS, IF, IO, 5.782%, 05/25/30	101
1,043	Series 2004-46, Class QB, HB, IF, 23.126%, 05/25/34	1,556
3,667	Series 2004-46, Class SK, IF, 15.899%, 05/25/34	4,692
745	Series 2004-51, Class SY, IF, 13.803%, 07/25/34	910
856	Series 2004-53, Class NC, 5.500%, 07/25/24	917
1,343	Series 2004-59, Class BG, PO, 12/25/32	1,209
223	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	244
795	Series 2004-70, Class JA, 4.500%, 10/25/19	837
793	Series 2004-76, Class CL, 4.000%, 10/25/19	842
1,149	Series 2004-79, Class SP, IF, 19.199%, 11/25/34	1,586
377	Series 2004-81, Class AC, 4.000%, 11/25/19	399
83	Series 2004-92, Class JO, PO, 12/25/34	79
122	Series 2005-28, Class JA, 5.000%, 04/25/35	123
530	Series 2005-52, Class PA, 6.500%, 06/25/35	579
3,261	Series 2005-56, Class S, IF, IO, 6.492%, 07/25/35	550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,755	Series 2005-59, Class PC, 5.500%, 03/25/31	1,831
602	Series 2005-66, Class SG, IF, 16.829%, 07/25/35	709
1,324	Series 2005-68, Class BC, 5.250%, 06/25/35	1,460
2,932	Series 2005-68, Class PG, 5.500%, 08/25/35	3,303
1,927	Series 2005-68, Class UC, 5.000%, 06/25/35	2,111
1,289	Series 2005-74, Class CS, IF, 19.419%, 05/25/35	1,800
12,807	Series 2005-84, Class XM, 5.750%, 10/25/35	14,258
4,899	Series 2005-97, Class HC, 5.000%, 02/25/32	5,222
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,960
9,445	Series 2005-110, Class GJ, 5.500%, 11/25/30	9,870
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	16,282
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,998
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,400
1,873	Series 2005-116, Class PB, 6.000%, 04/25/34	2,024
4,500	Series 2005-118, Class PN, 6.000%, 01/25/32	4,819
746	Series 2006-15, Class OT, PO, 01/25/36	706
1,036	Series 2006-16, Class OA, PO, 03/25/36	956
1,143	Series 2006-22, Class AO, PO, 04/25/36	1,034
466	Series 2006-23, Class KO, PO, 04/25/36	439
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,538
364	Series 2006-42, Class CF, VAR, 0.668%, 06/25/36	364
2,879	Series 2006-44, Class GO, PO, 06/25/36	2,627
8,326	Series 2006-44, Class P, PO, 12/25/33	7,549
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,248
5,304	Series 2006-53, Class US, IF, IO, 6.362%, 06/25/36	788
3,419	Series 2006-56, Class FC, VAR, 0.508%, 07/25/36	3,411
1,000	Series 2006-56, Class OA, PO, 10/25/24	960
3,546	Series 2006-56, Class PF, VAR, 0.568%, 07/25/36	3,536
1,844	Series 2006-56, Class PO, PO, 07/25/36	1,675
3,068	Series 2006-58, Class AP, PO, 07/25/36	2,846
332	Series 2006-58, Class FL, VAR, 0.678%, 07/25/36	332
1,303	Series 2006-58, Class PO, PO, 07/25/36	1,176
2,973	Series 2006-59, Class QO, PO, 01/25/33	2,790
2,796	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,471
1,993	Series 2006-65, Class QO, PO, 07/25/36	1,817

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,583	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	85
568	Series 2006-72, Class TO, PO, 08/25/36	527
6,305	Series 2006-77, Class PC, 6.500%, 08/25/36	7,391
1,621	Series 2006-79, Class DO, PO, 08/25/36	1,478
989	Series 2006-90, Class AO, PO, 09/25/36	916
451	Series 2006-109, Class PO, PO, 11/25/36	407
5,221	Series 2006-110, Class PO, PO, 11/25/36	4,790
420	Series 2006-111, Class EO, PO, 11/25/36	376
1,447	Series 2006-118, Class A2, VAR, 0.278%, 12/25/36	1,430
885	Series 2006-119, Class PO, PO, 12/25/36	806
10,000	Series 2006-124, Class HB, VAR, 5.965%, 11/25/36	10,953
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,135
2,151	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	376
5,980	Series 2007-7, Class SG, IF, IO, 6.282%, 08/25/36	853
8,117	Series 2007-14, Class ES, IF, IO, 6.222%, 03/25/37	1,187
538	Series 2007-15, Class NO, PO, 03/25/22	504
3,463	Series 2007-16, Class FC, VAR, 0.968%, 03/25/37	3,450
856	Series 2007-42, Class AO, PO, 05/25/37	810
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,684
949	Series 2007-48, Class PO, PO, 05/25/37	859
3,406	Series 2007-54, Class FA, VAR, 0.618%, 06/25/37	3,400
12,226	Series 2007-60, Class AX, IF, IO, 6.932%, 07/25/37	2,238
838	Series 2007-77, Class FG, VAR, 0.718%, 03/25/37	839
1,907	Series 2007-79, Class PB, 5.000%, 04/25/29	1,935
2,100	Series 2007-79, Class PC, 5.000%, 01/25/32	2,215
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,177
2,000	Series 2007-84, Class PD, 6.000%, 08/25/32	2,061
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,695
6,429	Series 2007-88, Class VI, IF, IO, 6.322%, 09/25/37	1,074
4,490	Series 2007-91, Class ES, IF, IO, 6.242%, 10/25/37	783
3,299	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	674
184	Series 2007-97, Class MS, IF, 14.266%, 12/25/31	191

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,447	Series 2007-101, Class A2, VAR, 0.468%, 06/27/36	6,431
1,503	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	1,605
3,000	Series 2007-114, Class A6, VAR, 0.418%, 10/27/37	2,981
3,594	Series 2007-116, Class HI, IO, VAR, 6.413%, 01/25/38	266
218	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	36
4,517	Series 2008-1, Class BI, IF, IO, 5.692%, 02/25/38	613
2,696	Series 2008-10, Class XI, IF, IO, 6.012%, 03/25/38	386
2,476	Series 2008-16, Class IS, IF, IO, 5.982%, 03/25/38	324
2,311	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	231
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,125
1,709	Series 2008-27, Class SN, IF, IO, 6.682%, 04/25/38	307
7,611	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	19
1,451	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	115
1,085	Series 2008-42, Class AO, PO, 09/25/36	994
228	Series 2008-44, Class PO, PO, 05/25/38	196
2,406	Series 2008-47, Class SI, IF, IO, 6.282%, 06/25/23	291
2,618	Series 2008-53, Class CI, IF, IO, 6.982%, 07/25/38	425
515	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	27
1,296	Series 2008-76, Class GF, VAR, 0.868%, 09/25/23	1,308
5,461	Series 2008-80, Class SA, IF, IO, 5.632%, 09/25/38	699
3,346	Series 2008-81, Class SB, IF, IO, 5.632%, 09/25/38	468
4,747	Series 2009-6, Class GS, IF, IO, 6.332%, 02/25/39	735
2,259	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	249
1,997	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	209
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	851
2,621	Series 2009-62, Class HJ, VAR, 6.000%, 05/25/39	2,911

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
3,023		Series 2009-70, Class CO, PO, 01/25/37	2,736
4,042		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	282
2,979		Series 2009-99, Class SC, IF, IO, 5.962%, 12/25/39	389
1,922		Series 2009-103, Class MB, 4.000%, 12/25/39	2,047
2,000		Series 2010-45, Class BD, 4.500%, 11/25/38	2,183
2,646		Series 2010-49, Class SC, IF, 12.223%, 03/25/40	3,082
1,908		Series 2010-64, Class DM, 5.000%, 06/25/40	2,065
4,225		Series 2010-133, Class A, 5.500%, 05/25/38	4,521
3,841		Series 2010-148, Class MA, 4.000%, 02/25/39	4,124
4,956		Series 2011-2, Class WA, VAR, 5.728%, 02/25/51	5,458
2,847		Series 2011-22, Class MA, 6.500%, 04/25/38	3,206
10,564		Series 2011-30, Class LS, IO, VAR, 4.835%, 04/25/41	830
1,897		Series 2011-75, Class FA, VAR, 0.768%, 08/25/41	1,898
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	17
50		Series G-28, Class S, IF, 14.850%, 09/25/21	68
45		Series G-35, Class M, 8.750%, 10/25/21	52
16		Series G-51, Class SA, HB, IF, 23.729%, 12/25/21	26
—	(h)	Series G92-15, Class Z, 7.000%, 01/25/22	—	(h)
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	3
224		Series G92-35, Class E, 7.500%, 07/25/22	251
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	5
28		Series G92-42, Class Z, 7.000%, 07/25/22	31
951		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,084
35		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	34
296		Series G92-54, Class ZQ, 7.500%, 09/25/22	335
36		Series G92-59, Class F, VAR, 2.038%, 10/25/22	37
71		Series G92-61, Class Z, 7.000%, 10/25/22	86
51		Series G92-62, Class B, PO, 10/25/22	43
244		Series G93-1, Class KA, 7.900%, 01/25/23	280
55		Series G93-5, Class Z, 6.500%, 02/25/23	62
71		Series G93-14, Class J, 6.500%, 03/25/23	78
167		Series G93-17, Class SI, IF, 6.000%, 04/25/23	173

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
157	Series G93-27, Class FD, VAR, 1.130%, 08/25/23	159
39	Series G93-37, Class H, PO, 09/25/23	33
61	Series G95-1, Class C, 8.800%, 01/25/25	72
	Federal National Mortgage Association STRIPS,
5	Series 23, Class 2, IO, 10.000%, 09/01/17	1
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
24	Series 218, Class 2, IO, 7.500%, 04/01/23	5
22	Series 265, Class 2, 9.000%, 03/01/24	26
465	Series 329, Class 1, PO, 01/01/33	416
1,431	Series 339, Class 18, IO, 4.500%, 07/01/18	127
2,050	Series 339, Class 21, IO, 4.500%, 07/01/18	172
908	Series 339, Class 28, IO, 5.500%, 07/01/18	95
808	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	99
1,861	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	239
1,210	Series 355, Class 11, IO, 6.000%, 07/01/34	221
727	Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	65
3,235	Series 365, Class 8, IO, 5.500%, 05/01/36	572
439	Series 368, Class 3, IO, 4.500%, 11/01/20	38
1,727	Series 374, Class 5, IO, 5.500%, 08/01/36	298
1,064	Series 383, Class 32, IO, 6.000%, 01/01/38	167
2,785	Series 383, Class 33, IO, 6.000%, 01/01/38	443
500	Series 393, Class 6, IO, 5.500%, 04/25/37	61
	Federal National Mortgage Association Whole Loan,
1,290	Series 2003-W1, Class 1A1, VAR, 6.333%, 12/25/42	1,534
477	Series 2003-W1, Class 2A, VAR, 7.181%, 12/25/42	565
225	Series 2003-W4, Class 2A, 6.500%, 10/25/42	251
358	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	418
1,781	Series 2004-W15, Class 2AF, VAR, 0.468%, 08/25/44	1,770
1,276	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,478
4,568	Series 2005-W3, Class 2AF, VAR, 0.438%, 03/25/45	4,546
1,605	Series 2006-W2, Class 1AF1, VAR, 0.438%, 02/25/36	1,598
203	Series 2007-W7, Class 1A4, HB, IF, 37.870%, 07/25/37	352
4,149	Series 2009-W1, Class A, 6.000%, 12/25/49	4,654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,299	Federal National Mortgage Association, Other, Series 2011- M2, Class A2, 3.645%, 07/25/21	1,318
	Government National Mortgage Association,
869	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,040
488	Series 1994-4, Class KQ, 7.988%, 07/16/24	564
2,605	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,021
416	Series 1996-16, Class E, 7.500%, 08/16/26	477
653	Series 1997-8, Class PN, 7.500%, 05/16/27	746
153	Series 1997-11, Class D, 7.500%, 07/20/27	176
327	Series 1998-26, Class K, 7.500%, 09/17/25	379
1,770	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,979
1,630	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,882
258	Series 1999-30, Class S, IF, IO, 8.392%, 08/16/29	53
21	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	24
330	Series 1999-40, Class ZW, 7.500%, 11/20/29	364
478	Series 1999-41, Class Z, 8.000%, 11/16/29	558
160	Series 1999-44, Class PC, 7.500%, 12/20/29	185
3,205	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,988
525	Series 1999-44, Class ZG, 8.000%, 12/20/29	613
392	Series 2000-6, Class Z, 7.500%, 02/20/30	443
201	Series 2000-9, Class Z, 8.000%, 06/20/30	235
2,101	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,599
368	Series 2000-12, Class ST, HB, IF, 38.559%, 02/16/30	747
447	Series 2000-14, Class PD, 7.000%, 02/16/30	515
124	Series 2000-16, Class ZN, 7.500%, 02/16/30	134
2,910	Series 2000-21, Class Z, 9.000%, 03/16/30	3,653
502	Series 2000-26, Class TZ, 8.500%, 09/20/30	585
133	Series 2000-26, Class Z, 7.750%, 09/20/30	155
25	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	27
405	Series 2000-31, Class Z, 9.000%, 10/20/30	475
231	Series 2000-35, Class ZA, 9.000%, 11/20/30	257
35	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	11
167	Series 2000-37, Class B, 8.000%, 12/20/30	196
89	Series 2000-38, Class AH, 7.150%, 12/20/30	108
231	Series 2001-4, Class SJ, IF, IO, 7.940%, 01/19/30	66
179	Series 2001-6, Class SD, IF, IO, 8.342%, 03/16/31	62
388	Series 2001-7, Class PK, 6.500%, 03/20/31	422
1,088	Series 2001-8, Class Z, 6.500%, 03/20/31	1,257

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
19	Series 2001-32, Class WA, IF, 19.592%, 07/20/31	28
313	Series 2001-35, Class SA, IF, IO, 8.042%, 08/16/31	86
239	Series 2001-36, Class S, IF, IO, 7.842%, 08/16/31	64
1,313	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,398
299	Series 2002-3, Class SP, IF, IO, 7.182%, 01/16/32	77
448	Series 2002-7, Class PG, 6.500%, 01/20/32	532
1,286	Series 2002-24, Class AG, IF, IO, 7.742%, 04/16/32	310
115	Series 2002-24, Class SB, IF, 11.613%, 04/16/32	140
3,013	Series 2002-31, Class SE, IF, IO, 7.292%, 04/16/30	640
901	Series 2002-40, Class UK, 6.500%, 06/20/32	1,047
47	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	52
3,462	Series 2002-45, Class QE, 6.500%, 06/20/32	4,066
1,199	Series 2002-47, Class PG, 6.500%, 07/16/32	1,400
2,206	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,522
63	Series 2002-51, Class SG, HB, IF, 31.577%, 04/20/31	120
1,871	Series 2002-52, Class GH, 6.500%, 07/20/32	2,152
537	Series 2002-54, Class GB, 6.500%, 08/20/32	618
219	Series 2002-70, Class AV, 6.000%, 03/20/12	220
1,501	Series 2002-70, Class PS, IF, IO, 7.487%, 08/20/32	186
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,148
133	Series 2002-80, Class EZ, 7.000%, 01/20/32	133
436	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	22
395	Series 2003-4, Class NY, 5.500%, 12/20/13	415
1,509	Series 2003-11, Class SK, IF, IO, 7.492%, 02/16/33	347
627	Series 2003-12, Class SP, IF, IO, 7.487%, 02/20/33	144
144	Series 2003-24, Class PO, PO, 03/16/33	116
1,203	Series 2003-40, Class TC, 7.500%, 03/20/33	1,263
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,588
753	Series 2003-46, Class MG, 6.500%, 05/20/33	906
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,631
559	Series 2003-52, Class AP, PO, 06/16/33	440
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,501
986	Series 2003-76, Class LS, IF, IO, 6.987%, 09/20/31	71
170	Series 2003-90, Class PO, PO, 10/20/33	143

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,166	Series 2003-112, Class SA, IF, IO, 6.342%, 12/16/33	411
3,000	Series 2003-112, Class TS, IF, IO, 6.737%, 10/20/32	516
6,596	Series 2004-11, Class SW, IF, IO, 5.287%, 02/20/34	826
731	Series 2004-15, Class SA, IF, 19.077%, 12/20/32	922
668	Series 2004-28, Class S, IF, 19.090%, 04/16/34	936
550	Series 2004-68, Class PO, PO, 05/20/31	520
288	Series 2004-73, Class AE, IF, 14.425%, 08/17/34	356
3,637	Series 2004-90, Class SI, IF, IO, 5.887%, 10/20/34	523
2,800	Series 2005-3, Class SB, IF, IO, 5.887%, 01/20/35	395
6,877	Series 2005-17, Class SL, IF, IO, 6.487%, 07/20/34	1,215
562	Series 2005-35, Class FL, VAR, 0.563%, 03/20/32	559
362	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	44
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	1,132
672	Series 2005-68, Class DP, IF, 15.932%, 06/17/35	801
10,129	Series 2005-68, Class KI, IF, IO, 6.087%, 09/20/35	1,722
1,331	Series 2005-69, Class SY, IF, IO, 6.537%, 11/20/33	235
1,345	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	254
716	Series 2006-16, Class OP, PO, 03/20/36	595
639	Series 2006-28, Class GO, PO, 03/20/35	592
2,433	Series 2006-38, Class SW, IF, IO, 6.287%, 06/20/36	315
2,096	Series 2006-59, Class SD, IF, IO, 6.487%, 10/20/36	326
4,415	Series 2006-65, Class SA, IF, IO, 6.587%, 11/20/36	681
2,383	Series 2007-9, Class DI, IF, IO, 6.297%, 03/20/37	356
5,215	Series 2007-17, Class JI, IF, IO, 6.602%, 04/16/37	894
559	Series 2007-17, Class JO, PO, 04/16/37	463
3,794	Series 2007-19, Class SD, IF, IO, 5.987%, 04/20/37	539

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,857	Series 2007-26, Class SC, IF, IO, 5.987%, 05/20/37	612
2,194	Series 2007-27, Class SA, IF, IO, 5.987%, 05/20/37	307
948	Series 2007-28, Class BO, PO, 05/20/37	788
276	Series 2007-35, Class TO, PO, 04/20/35	265
2,175	Series 2007-36, Class SE, IF, IO, 6.262%, 06/16/37	321
5,964	Series 2007-40, Class SB, IF, IO, 6.537%, 07/20/37	909
3,576	Series 2007-42, Class SB, IF, IO, 6.537%, 07/20/37	542
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,066
1,214	Series 2007-49, Class NO, PO, 12/20/35	1,145
3,224	Series 2007-50, Class AI, IF, IO, 6.562%, 08/20/37	520
462	Series 2007-53, Class SW, IF, 19.566%, 09/20/37	608
1,634	Series 2007-57, Class PO, PO, 03/20/37	1,366
2,275	Series 2007-57, Class QA, IF, IO, 6.287%, 10/20/37	325
3,194	Series 2007-71, Class SB, IF, IO, 6.487%, 07/20/36	367
2,222	Series 2007-72, Class US, IF, IO, 6.337%, 11/20/37	294
2,253	Series 2007-73, Class MI, IF, IO, 5.787%, 11/20/37	290
4,442	Series 2007-76, Class SA, IF, IO, 6.317%, 11/20/37	609
2,231	Series 2007-79, Class SY, IF, IO, 6.337%, 12/20/37	295
1,374	Series 2007-81, Class SP, IF, IO, 6.437%, 12/20/37	192
2,469	Series 2007-82, Class SA, IF, IO, 6.317%, 12/20/37	339
997	Series 2008-2, Class MS, IF, IO, 6.952%, 01/16/38	137
3,990	Series 2008-2, Class NS, IF, IO, 6.332%, 01/16/38	551
2,290	Series 2008-10, Class S, IF, IO, 5.617%, 02/20/38	300
916	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	106
1,635	Series 2008-25, Class SB, IF, IO, 6.687%, 03/20/38	254
1,603	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	236

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,096	Series 2008-36, Class SH, IF, IO, 6.087%, 04/20/38	433
11,468	Series 2008-40, Class SA, IF, IO, 6.192%, 05/16/38	2,316
3,375	Series 2008-41, Class SA, IF, IO, 6.127%, 05/20/38	487
2,209	Series 2008-55, Class SA, IF, IO, 5.987%, 06/20/38	323
879	Series 2008-60, Class PO, PO, 01/20/38	786
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,228
1,361	Series 2008-71, Class SC, IF, IO, 5.787%, 08/20/38	182
2,175	Series 2008-93, Class AS, IF, IO, 5.487%, 12/20/38	276
3,766	Series 2009-6, Class SA, IF, IO, 5.892%, 02/16/39	471
2,452	Series 2009-10, Class SL, IF, IO, 6.292%, 03/16/34	304
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,085
2,399	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	420
2,124	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	390
6,028	Series 2009-22, Class SA, IF, IO, 6.057%, 04/20/39	819
1,856	Series 2009-25, Class SE, IF, IO, 7.387%, 09/20/38	327
2,066	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	371
1,600	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	298
1,905	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	176
3,060	Series 2009-43, Class SA, IF, IO, 5.737%, 06/20/39	401
2,374	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	401
5,742	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	753
1,056	Series 2009-79, Class OK, PO, 11/16/37	894
700	Series 2010-14, Class CO, PO, 08/20/35	501
1,282	Series 2010-130, Class CP, 7.000%, 10/16/40	1,517
5,059	Series 2010-157, Class OP, PO, 12/20/40	3,986
1,895	Series 2011-22, Class WA, 5.947%, 02/20/37	2,157
9,600	Series 2011-75, Class SM, IF, IO, 6.387%, 05/20/41	1,464

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11,962	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	12,412
	Vendee Mortgage Trust,
687	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	759
1,218	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,380
1,017	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,196
739	Series 1996-2, Class 1Z, 6.750%, 06/15/26	869
1,411	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,671
1,739	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,040
3,360	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,958

		863,645

	Non-Agency CMO — 13.0%
918	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	868
1,554	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	1,576
	AH Mortgage Advance Trust,
3,628	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,627
880	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	880
	American General Mortgage Loan Trust,
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,217
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,802
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,565
1,490	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,528
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.100%, 09/25/35	2,829
	ASG Resecuritization Trust,
1,641	Series 2009-1, Class A60, VAR, 5.218%, 06/26/37 (e)	1,657
2,780	Series 2009-2, Class A55, VAR, 5.367%, 05/24/36 (e)	2,755
1,000	Series 2009-2, Class G60, VAR, 5.345%, 05/24/36 (e)	948
6,158	Series 2009-3, Class A65, VAR, 5.235%, 03/26/37 (e)	6,109
7,378	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	7,488
1,656	Series 2010-2, Class A60, VAR, 4.964%, 01/28/37 (e)	1,669

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,735	Series 2010-3, Class 2A22, VAR, 0.395%, 10/28/36 (e)	1,683
1,103	Series 2011-1, Class 3A50, VAR, 2.555%, 11/28/35 (e) (f) (i)	1,058
	Banc of America Alternative Loan Trust,
314	Series 2003-2, Class PO, PO, 04/25/33	278
842	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	865
485	Series 2003-11, Class PO, PO, 01/25/34	398
335	Series 2004-6, Class 15PO, PO, 07/25/19	259
2,051	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,819
6,548	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	990
1,845	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,339
	Banc of America Funding Corp.,
709	Series 2004-1, Class PO, PO, 03/25/34	567
1,454	Series 2004-2, Class 30PO, PO, 09/20/34	1,233
352	Series 2004-3, Class 1A7, 5.500%, 10/25/34	353
790	Series 2004-C, Class 1A1, VAR, 5.033%, 12/20/34	750
1,682	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,628
1,226	Series 2005-7, Class 30PO, PO, 11/25/35	964
855	Series 2005-8, Class 30PO, PO, 01/25/36	684
2,376	Series 2005-E, Class 4A1, VAR, 2.772%, 03/20/35	2,136
937	Series 2006-A, Class 3A2, VAR, 2.857%, 02/20/36	501
	Banc of America Mortgage Securities, Inc.,
337	Series 2003-3, Class 2A1, VAR, 0.768%, 05/25/18	321
470	Series 2003-6, Class 2A1, VAR, 0.668%, 08/25/18	449
160	Series 2003-7, Class A2, 4.750%, 09/25/18	166
365	Series 2003-8, Class APO, PO, 11/25/33	304
3,827	Series 2004-3, Class 15IO, IO, VAR, 0.236%, 04/25/19	19
187	Series 2004-4, Class APO, PO, 05/25/34	158
3,568	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,567
856	Series 2004-6, Class 2A5, PO, 07/25/34	633
799	Series 2004-6, Class APO, PO, 07/25/34	662
69	Series 2004-8, Class 5PO, PO, 05/25/32	60
95	Series 2004-8, Class XPO, PO, 10/25/34	81
438	Series 2004-A, Class 2A2, VAR, 2.847%, 02/25/34	364
1,638	Series 2004-J, Class 3A1, VAR, 5.089%, 11/25/34	1,367
1,975	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,857

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
442	Series 2005-A, Class 2A1, VAR, 2.880%, 02/25/35	363
	BCAP LLC Trust,
471	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	471
1,195	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,215
1,363	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,385
1,336	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,340
1,077	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	1,075
518	Series 2010-RR4, Class 2A1, VAR, 0.969%, 06/26/37 (e)	482
1,530	Series 2010-RR6, Class 22A3, VAR, 5.191%, 06/26/36 (e)	1,530
888	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	862
1,228	Series 2010-RR7, Class 15A1, VAR, 1.019%, 01/26/36 (e)	1,145
1,524	Series 2010-RR7, Class 16A1, VAR, 0.952%, 02/26/47 (e)	1,408
1,368	Series 2010-RR7, Class 1A5, VAR, 5.011%, 04/26/35 (e)	1,342
3,848	Series 2010-RR7, Class 2A1, VAR, 5.127%, 07/26/45 (e)	3,638
1,064	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	1,051
1,500	Series 2010-RR8, Class 3A4, 5.083%, 05/26/35 (e)	1,353
2,509	Series 2011-RR4, Class 6A3, 5.000%, 08/26/37 (e) (f) (i)	2,396
3,800	Series 2011-RR5, Class 14A3, VAR, 2.846%, 07/26/36 (e) (f) (i)	3,639
4,242	Series 2011-RR5-I, Class 11A3, VAR, 0.369%, 05/28/36 (e)	3,945
	Bear Stearns Adjustable Rate Mortgage Trust,
325	Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	302
1,090	Series 2004-1, Class 12A1, VAR, 2.788%, 04/25/34	870
578	Series 2004-2, Class 14A, VAR, 5.020%, 05/25/34	574
3,068	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,847
5,894	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	5,029

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Citicorp Mortgage Securities, Inc.,
108	Series 1993-14, Class A3, VAR, 1.418%, 11/25/23	103
2,013	Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,033
1,307	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,350
514	Series 2005-5, Class APO, PO, 08/25/35	421
539	Series 2005-8, Class APO, PO, 11/25/35	446
	Citigroup Mortgage Loan Trust, Inc.,
948	Series 2003-1, Class 2A5, 5.250%, 10/25/33	961
470	Series 2003-1, Class 2A6, PO, 10/25/33	380
386	Series 2003-1, Class PO2, PO, 10/25/33	317
299	Series 2003-1, Class PO3, PO, 09/25/33	248
199	Series 2003-UP3, Class A3, 7.000%, 09/25/33	204
1,112	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,164
260	Series 2003-UST1, Class PO1, PO, 12/25/18	240
169	Series 2003-UST1, Class PO3, PO, 12/25/18	158
528	Series 2004-UST1, Class A6, VAR, 5.093%, 08/25/34	527
526	Series 2005-1, Class 2A1A, VAR, 2.724%, 04/25/35	324
947	Series 2005-2, Class 2A11, 5.500%, 05/25/35	923
669	Series 2005-5, Class 1A2, VAR, 2.701%, 08/25/35	369
2,394	Series 2008-AR4, Class 1A1A, VAR, 5.240%, 11/25/38	2,362
1,110	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,152
1,605	Series 2011-3, Class 1A1, VAR, 0.298%, 02/25/47 (e)	1,569
	Countrywide Alternative Loan Trust,
617	Series 2002-8, Class A4, 6.500%, 07/25/32	649
11,509	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,961
2,673	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,735
720	Series 2005-5R, Class A1, 5.250%, 12/25/18	733
4,374	Series 2005-1CB, Class 1A6, IF, IO, 6.882%, 03/25/35	569
7,048	Series 2005-20CB, Class 3A8, IF, IO, 4.532%, 07/25/35	811
14,611	Series 2005-22T1, Class A2, IF, IO, 4.852%, 06/25/35	1,726
437	Series 2005-26CB, Class A10, IF, 12.654%, 07/25/35	446

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
6,618	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,178
304	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	270
10,382	Series 2005-37T1, Class A2, IF, IO, 4.832%, 09/25/35	1,399
6,084	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,029
16,316	Series 2005-54CB, Class 1A2, IF, IO, 4.632%, 11/25/35	2,345
4,021	Series 2005-57CB, Class 3A2, IF, IO, 4.882%, 12/25/35	580
2,358	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,851
11,881	Series 2005-J1, Class 1A4, IF, IO, 4.882%, 02/25/35	1,239
3,698	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,426
	Countrywide Home Loan Mortgage Pass-Through Trust,
2,067	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,986
746	Series 2003-44, Class A9, PO, 10/25/33	671
970	Series 2003-J7, Class 4A3, IF, 9.491%, 08/25/18	965
818	Series 2004-7, Class 2A1, VAR, 2.276%, 06/25/34	697
1,106	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,126
323	Series 2004-HYB1, Class 2A, VAR, 2.855%, 05/20/34	266
1,182	Series 2004-HYB3, Class 2A, VAR, 2.554%, 06/20/34	904
995	Series 2004-HYB6, Class A3, VAR, 3.007%, 11/20/34	808
854	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	871
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,576
4,950	Series 2005-22, Class 2A1, VAR, 3.063%, 11/25/35	3,125
	Credit Suisse Mortgage Capital Certificates,
879	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	881
627	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	571
1,498	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,517
2,123	Series 2010-11R, Class A1, VAR, 1.221%, 06/28/47 (e)	2,090

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
951	Series 2010-12R, Class 14A1, VAR, 2.749%, 09/26/46 (e)	951
526	Series 2010-15R, Class 7A1, VAR, 5.271%, 10/26/37 (e)	530
250	Series 2010-15R, Class 7A2, VAR, 5.271%, 10/26/37 (e)	227
5,230	Series 2011-1R, Class A1, VAR, 1.221%, 02/27/47 (e)	5,223
1,868	Series 2011-6R, Class 3A1, VAR, 2.876%, 07/28/36 (e)	1,737
7,890	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	7,885
3,287	Series 2011-9R, Class A1, VAR, 2.218%, 03/27/46 (e)	3,287
	CS First Boston Mortgage Securities Corp.,
813	Series 2003-1, Class DB1, 6.564%, 02/25/33	715
408	Series 2003-17, Class 2A1, 5.000%, 07/25/18	426
979	Series 2003-21, Class 1A4, 5.250%, 09/25/33	997
1,597	Series 2003-25, Class 1P, PO, 10/25/33	1,341
165	Series 2004-5, Class 5P, PO, 08/25/19	154
1,818	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,613
1,883	Series 2005-4, Class 3A22, 5.500%, 06/25/35	1,727
2,022	Series 2005-4, Class 3A23, 5.500%, 06/25/35	1,754
	Deutsche Mortgage Securities, Inc.,
1,014	Series 2009-RS2, Class 4A1, VAR, 0.317%, 04/26/37 (e)	958
836	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	829
1,365	Series 2010-RS2, Class A1, VAR, 1.437%, 06/28/47 (e)	1,363
18	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	17
	First Horizon Alternative Mortgage Securities,
1,409	Series 2004-AA4, Class A1, VAR, 2.356%, 10/25/34	1,199
2,369	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,636
3,987	Series 2007-FA4, Class 1A2, IF, IO, 5.432%, 08/25/37	538
	First Horizon Asset Securities, Inc.,
3,088	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,148
1,316	Series 2004-AR2, Class 2A1, VAR, 2.761%, 05/25/34	1,182

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
671	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	630
2,214	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	2,001
	GMAC Mortgage Corp. Loan Trust,
1,198	Series 2003-AR1, Class A4, VAR, 3.303%, 10/19/33	1,139
664	Series 2004-J5, Class A7, 6.500%, 01/25/35	699
377	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	387
842	Series 2005-AR3, Class 3A3, VAR, 3.088%, 06/19/35	784
5,565	Series 2005-AR3, Class 3A4, VAR, 3.088%, 06/19/35	4,422
349	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	350
	GSMPS Mortgage Loan Trust,
1,262	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,263
6,051	Series 2006-RP2, Class 1AS2, IF, IO, 5.365%, 04/25/36 (e)	862
	GSR Mortgage Loan Trust,
1,410	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,504
1,175	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,242
81	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	82
548	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	535
786	Series 2005-4F, Class AP, PO, 05/25/35	655
5,676	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,487
4,671	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,767
5,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,687
588	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.518%, 05/25/35	502
	Impac Secured Assets CMN Owner Trust,
1,180	Series 2006-1, Class 2A1, VAR, 0.568%, 05/25/36	1,037
1,841	Series 2006-2, Class 2A1, VAR, 0.568%, 08/25/36	1,608
	Indymac Index Mortgage Loan Trust,
23,757	Series 2005-AR11, Class A7, IO, VAR, 0.213%, 08/25/35	119
	JP Morgan Mortgage Trust,
2,891	Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	2,735
3,544	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	3,432
736	Series 2006-A3, Class 6A1, VAR, 2.808%, 08/25/34	639

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,209	JP Morgan Reremic, Series 2009- 6, Class 4A1, VAR, 5.958%, 09/26/36 (e)	1,254
	Lehman Mortgage Trust,
1,327	Series 2006-2, Class 1A1, VAR, 6.482%, 04/25/36	1,267
2,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,499
2,450	LVII Resecuritization Trust, Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	2,448
	MASTR Adjustable Rate Mortgages Trust,
99	Series 2004-4, Class 2A1, VAR, 2.117%, 05/25/34	58
1,676	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	1,573
4,649	Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	4,576
2,800	Series 2004-13, Class 3A7, VAR, 2.729%, 11/21/34	2,554
460	Series 2004-15, Class 3A1, VAR, 3.241%, 12/25/34	343
	MASTR Alternative Loans Trust,
356	Series 2003-3, Class 1A1, 6.500%, 05/25/33	370
1,225	Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,226
1,108	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,122
2,398	Series 2004-4, Class 10A1, 5.000%, 05/25/24	2,480
795	Series 2004-6, Class 30PO, PO, 07/25/34	682
1,092	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,084
563	Series 2004-7, Class 30PO, PO, 08/25/34	347
2,603	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,644
525	Series 2004-10, Class 1A1, 4.500%, 09/25/19	534
	MASTR Asset Securitization Trust,
231	Series 2003-2, Class 2A1, 4.500%, 03/25/18	234
58	Series 2003-3, Class 4A1, 5.000%, 04/25/18	59
367	Series 2003-4, Class 3A2, 5.000%, 05/25/18	377
390	Series 2003-12, Class 30PO, PO, 12/25/33	316
249	Series 2004-1, Class 30PO, PO, 02/25/34	200
201	Series 2004-4, Class 3A1, 4.500%, 04/25/19	206
196	Series 2004-6, Class 15PO, PO, 05/25/19	179
377	Series 2004-8, Class 1A1, 4.750%, 08/25/19	388
161	Series 2004-8, Class PO, PO, 08/25/19	149
18	Series 2004-10, Class 5A1, VAR, 0.618%, 11/25/34	18
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	894
3,791	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.568%, 05/25/35 (e)	3,023

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,555	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,417
91	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	102
1,398	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A1, 2.138%, 12/25/34	1,315
874	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.538%, 02/25/35	674
	Nomura Asset Acceptance Corp.,
510	Series 2003-A1, Class A1, 5.500%, 05/25/33	526
170	Series 2003-A1, Class A2, 6.000%, 05/25/33	178
65	Series 2003-A1, Class A5, 7.000%, 04/25/33	68
42	Series 2003-A1, Class A7, 5.000%, 04/25/18	42
700	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	705
	Paine Webber CMO Trust,
4	Series H, Class 4, 8.750%, 04/01/18	4
20	Series P, Class 4, 8.500%, 08/01/19	23
	RBSSP Resecuritization Trust,
875	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	920
1,507	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,517
1,349	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,379
848	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	870
2,086	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,196
1,573	Series 2010-9, Class 1A1, VAR, 0.403%, 07/26/37 (e) (f) (i)	1,360
1,800	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,784
1,132	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	1,134
	Residential Accredit Loans, Inc.,
282	Series 2002-QS16, Class A3, IF, 16.166%, 10/25/17	313
950	Series 2002-QS8, Class A5, 6.250%, 06/25/17	971
5,342	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,238
1,691	Series 2003-QS12, Class A2A, IF, IO, 7.382%, 06/25/18	235
515	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	52
3,397	Series 2003-QS14, Class A1, 5.000%, 07/25/18	3,456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,076	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,109
2,389	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,471
680	Series 2003-QS3, Class A2, IF, 16.020%, 02/25/18	785
613	Series 2003-QS3, Class A8, IF, IO, 7.382%, 02/25/18	66
1,808	Series 2003-QS9, Class A3, IF, IO, 7.332%, 05/25/18	259
3,022	Series 2004-QA6, Class NB2, VAR, 3.113%, 12/26/34	1,984
287	Series 2004-QS8, Class A2, 5.000%, 06/25/34	288
	Residential Asset Securitization Trust,
1,059	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,057
96	Series 2003-A14, Class A1, 4.750%, 02/25/19	97
4,243	Series 2005-A2, Class A4, IF, IO, 4.832%, 03/25/35	538
1,401	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	880
	Residential Funding Mortgage Securities I,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,151
395	Series 2003-S14, Class A4, PO, 07/25/18	369
750	Series 2004-S3, Class A1, 4.750%, 03/25/19	768
1,513	Series 2004-S6, Class 2A6, PO, 06/25/34	1,252
329	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	336
1,135	Series 2005-SA4, Class 1A1, VAR, 3.003%, 09/25/35	768
75	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	62
	Salomon Brothers Mortgage Securities VII, Inc.,
590	Series 2003-HYB1, Class A, VAR, 3.189%, 09/25/33	550
144	Series 2003-UP2, Class PO1, PO, 12/25/18	115
3,214	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 08/25/35 (e)	3,211
5,500	Station Place Securitization Trust, Series 2010-1, Class A, VAR, 1.213%, 12/20/42 (e)	5,500
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.931%, 06/25/34	2,664
1,007	Structured Asset Mortgage Investments, Inc., Series 2004- AR5, Class 1A1, VAR, 0.542%, 10/19/34	831

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Structured Asset Securities Corp.,
81	Series 2002-10H, Class 1AP, PO, 05/25/32	60
207	Series 2003-8, Class 1A2, 5.000%, 04/25/18	212
502	Series 2003-31A, Class B1, VAR, 2.567%, 10/25/33	191
1,734	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,754
782	Series 2004-20, Class 1A3, 5.250%, 11/25/34	787
2,956	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,880
536	Series 2005-6, Class 4A1, 5.000%, 05/25/35	527
1,000	Series 2005-10, Class 5A9, 5.250%, 12/25/34	981
948	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.538%, 09/25/43	856
	WaMu Mortgage Pass-Through Certificates,
223	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	210
5,069	Series 2003-AR9, Class 1A6, VAR, 2.589%, 09/25/33	4,796
710	Series 2003-AR9, Class 2A, VAR, 2.608%, 09/25/33	676
1,096	Series 2003-S10, Class A5, 5.000%, 10/25/18	1,100
120	Series 2003-S10, Class A6, PO, 10/25/18	119
515	Series 2003-S11, Class 2A5, IF, 16.449%, 11/25/33	540
967	Series 2003-S8, Class A6, 4.500%, 09/25/18	986
3,406	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,531
438	Series 2003-S9, Class P, PO, 10/25/33	358
421	Series 2004-AR3, Class A1, VAR, 2.577%, 06/25/34	415
240	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	237
2,468	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,470
565	Series 2006-AR10, Class 2P, VAR, 09/25/36	297
396	Series 2006-AR12, Class 2P, VAR, 10/25/36	208
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
14,227	Series 2005-2, Class 1A4, IF, IO, 4.832%, 04/25/35	1,721
3,484	Series 2005-2, Class 2A3, IF, IO, 4.782%, 04/25/35	369
3,679	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	580
4,019	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,317
3,614	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	553

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,199	Series 2005-6, Class 2A4, 5.500%, 08/25/35	968
5,481	Series 2005-6, Class 2A9, 5.500%, 08/25/35	3,842
	Wells Fargo Mortgage-Backed Securities Trust,
580	Series 2003-8, Class A9, 4.500%, 08/25/18	597
956	Series 2003-11, Class 1A4, 4.750%, 10/25/18	955
315	Series 2003-11, Class 1APO, PO, 10/25/18	277
1,028	Series 2003-13, Class A7, 4.500%, 11/25/18	1,042
1,147	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,184
233	Series 2003-15, Class APO, PO, 12/25/18	215
1,033	Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,053
240	Series 2003-16, Class 2A3, 4.500%, 12/25/18	240
740	Series 2003-K, Class 1A1, VAR, 4.443%, 11/25/33	708
1,399	Series 2003-K, Class 1A2, VAR, 4.443%, 11/25/33	1,366
375	Series 2004-2, Class APO, PO, 01/25/19	349
595	Series 2004-7, Class 2A1, 4.500%, 07/25/19	608
580	Series 2004-7, Class 2A2, 5.000%, 07/25/19	599
1,451	Series 2004-BB, Class A4, VAR, 2.742%, 01/25/35	1,385
1,095	Series 2004-EE, Class 2A1, VAR, 2.749%, 12/25/34	1,043
1,193	Series 2004-EE, Class 3A1, VAR, 2.848%, 12/25/34	1,145
2,310	Series 2004-P, Class 2A1, VAR, 2.682%, 09/25/34	2,148
1,128	Series 2004-V, Class 1A1, VAR, 2.747%, 10/25/34	1,065
927	Series 2005-1, Class 2A1, 5.000%, 01/25/20	963
275	Series 2005-13, Class APO, PO, 11/25/20	251
788	Series 2005-16, Class APO, PO, 01/25/36	646
654	Series 2005-AR16, Class 2A1, VAR, 2.759%, 10/25/35	594
1,024	Series 2005-AR8, Class 2A1, VAR, 2.759%, 06/25/35	949
1,376	Series 2006-2, Class APO, PO, 03/25/36	1,060
925	Series 2006-4, Class 1APO, PO, 04/25/36	765
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,390
747	Series 2007-11, Class A14, 6.000%, 08/25/37	683

		410,065

	Total Collateralized Mortgage Obligations (Cost $1,181,100)	1,273,710

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — 2.3%
	Banc of America Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	427
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,552
3,882	Series 2005-6, Class ASB, VAR, 5.368%, 09/10/47	4,059
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	287
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,431
250	Series 2006-5, Class A4, 5.414%, 09/10/47	263
	Bear Stearns Commercial Mortgage Securities,
46,254	Series 2005-PWR8, Class X1, IO, VAR, 0.299%, 06/11/41 (e)	709
1,681	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,742
3,148	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	3,455
321	Series 2006-PW14, Class A1, 5.044%, 12/11/38	321
	Citigroup Commercial Mortgage Trust,
1,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,146
180	Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	179
119,631	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.167%, 12/11/49 (e)	1,010
1,100	Commercial Mortgage Pass Through Certificates, Series 2005- LP5, Class A4, VAR, 4.982%, 05/10/43	1,187
29,653	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.916%, 08/15/48	730
3,179	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	3,306
1,856	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,662
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,282
500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	459
	GS Mortgage Securities Corp. II,
1,825	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,945
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	822
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	957

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	902
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,081
49,472	Series 2006-C7, Class XW, IO, VAR, 0.908%, 11/15/38 (e)	1,249
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,379
2,510	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	2,603
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.608%, 02/12/39	3,511
37,645	Series 2006-4, Class XC, IO, VAR, 0.346%, 12/12/49 (e)	480
852	Morgan Stanley, 3.000%, 07/17/56 (e)	856
	Morgan Stanley Capital I,
47,062	Series 2006-IQ12, Class X1, IO, VAR, 0.203%, 12/15/43 (e)	616
96,126	Series 2007-HQ11, Class X, IO, VAR, 0.404%, 02/12/44 (e)	804
	Morgan Stanley Reremic Trust,
3,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	3,605
3,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,140
7,937	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	7,897
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.969%, 08/15/39	6,017
2,316	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	2,314
1,700	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,668

	Total Commercial Mortgage- Backed Securities (Cost $69,364)	73,053

Corporate Bonds — 18.2%
	Consumer Discretionary — 1.3%
	Auto Components — 0.0% (g)
665	Johnson Controls, Inc., 4.250%, 03/01/21	693

	Automobiles — 0.1%
1,000	Daimler Finance North America LLC, 6.500%, 11/15/13	1,107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	422

	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	516

	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	132
252	5.750%, 04/15/20	282
1,000	7.875%, 07/30/30	1,246
190	8.875%, 05/15/19	245
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	366
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	691
2,790	Comcast Cable Holdings LLC, 9.800%, 02/01/12	2,888
	Comcast Corp.,
2,845	5.900%, 03/15/16	3,297
400	6.450%, 03/15/37	445
400	6.500%, 11/15/35	449
740	Comcast Holdings Corp., 10.625%, 07/15/12	799
	Cox Communications, Inc.,
505	5.450%, 12/15/14	563
125	8.375%, 03/01/39 (e)	171
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	546
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,000	4.600%, 02/15/21	1,047
772	5.000%, 03/01/21	830
2,000	6.000%, 08/15/40	2,107
1,016	Discovery Communications LLC, 4.375%, 06/15/21	1,053
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,639
	NBC Universal Media LLC,
300	4.375%, 04/01/21	308
800	5.950%, 04/01/41	841
	News America, Inc.,
100	6.200%, 12/15/34	105
400	6.650%, 11/15/37	433
250	6.900%, 08/15/39	283
1,075	7.300%, 04/30/28	1,211
500	8.000%, 10/17/16	604
355	8.875%, 04/26/23	471
	Thomson Reuters Corp., (Canada),
315	4.700%, 10/15/19	354
493	5.950%, 07/15/13	535
	Time Warner Cable, Inc.,
2,127	5.850%, 05/01/17	2,398

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
400	6.550%, 05/01/37	443
800	8.250%, 04/01/19	1,013
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	156
1,250	8.375%, 07/15/33	1,608
872	10.150%, 05/01/12	925
	Time Warner, Inc.,
525	4.750%, 03/29/21	564
150	6.200%, 03/15/40	161
437	6.250%, 03/29/41	485
200	7.625%, 04/15/31	246
171	7.700%, 05/01/32	212

		32,152

	Multiline Retail — 0.1%
275	Kohl’s Corp., 6.250%, 12/15/17	328
	Target Corp.,
200	6.000%, 01/15/18	242
800	7.000%, 01/15/38	1,030

		1,600

	Specialty Retail — 0.1%
219	Gap, Inc. (The), 5.950%, 04/12/21	208
1,625	Home Depot, Inc., 5.400%, 03/01/16	1,846
750	Lowe’s Cos., Inc., 7.110%, 05/15/37	936
590	Staples, Inc., 9.750%, 01/15/14	692

		3,682

	Total Consumer Discretionary	40,172

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos., Inc.,
600	5.500%, 01/15/18	700
905	5.750%, 04/01/36	1,021
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	115
515	7.750%, 01/15/19	678
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	537
410	4.875%, 03/15/19	474
300	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	310
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	569
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	915
500	5.500%, 04/01/13	537

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Beverages — Continued
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	985
	PepsiCo, Inc.,
150	0.800%, 08/25/14	150
359	3.000%, 08/25/21	360
54	7.900%, 11/01/18	71
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	766
250	6.500%, 07/01/16 (e)	296

		8,484

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,021
250	6.125%, 09/15/39	274
	Kroger Co. (The),
850	7.500%, 01/15/14	972
1,460	7.500%, 04/01/31	1,858
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	448
752	5.250%, 09/01/35	811
215	6.200%, 04/15/38	259
350	7.550%, 02/15/30	479

		6,122

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	174
1,295	8.500%, 06/15/19	1,652
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	210
	Cargill, Inc.,
535	4.307%, 05/14/21 (e)	571
850	7.350%, 03/06/19 (e)	1,076
232	General Mills, Inc., 6.000%, 02/15/12	238
	Kellogg Co.,
462	4.250%, 03/06/13	485
1,200	5.125%, 12/03/12	1,264
	Kraft Foods, Inc.,
1,450	6.125%, 02/01/18	1,716
1,135	6.500%, 08/11/17	1,372
345	6.750%, 02/19/14	390
600	6.875%, 02/01/38	715
500	6.875%, 01/26/39	603
350	7.000%, 08/11/37	426

		10,892

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — 0.1%
66	Kimberly-Clark Corp., 7.500%, 11/01/18	86
940	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,265
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	126

		1,477

	Total Consumer Staples	26,975

	Energy — 0.9%
	Energy Equipment & Services — 0.1%
1,555	Halliburton Co., 7.450%, 09/15/39	2,062
900	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	1,022

		3,084

	Oil, Gas & Consumable Fuels — 0.8%
150	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	178
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	138
2,000	7.625%, 03/15/14	2,288
265	8.700%, 03/15/19	342
500	Apache Corp., 6.900%, 09/15/18	634
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,180
1,000	Chevron Corp., 4.950%, 03/03/19	1,169
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	532
	ConocoPhillips,
200	5.200%, 05/15/18	231
450	5.750%, 02/01/19	537
150	6.000%, 01/15/20	184
200	6.500%, 02/01/39	253
105	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	105
645	Encana Corp., (Canada), 6.500%, 05/15/19	770
925	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	909
600	EOG Resources, Inc., 4.100%, 02/01/21	635
200	Kerr-McGee Corp., 6.950%, 07/01/24	235
	Marathon Oil Corp.,
819	5.900%, 03/15/18	959
1,535	6.000%, 10/01/17	1,779
402	Occidental Petroleum Corp., 1.750%, 02/15/17	400
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	375
1,045	6.800%, 05/15/38	1,227

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Shell International Finance B.V., (Netherlands),
270	1.875%, 03/25/13	276
275	4.000%, 03/21/14	297
1,000	4.300%, 09/22/19	1,106
1,005	4.375%, 03/25/20	1,097
1,230	6.375%, 12/15/38	1,573
467	Statoil ASA, (Norway), 3.125%, 08/17/17	497
250	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	293
850	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	1,069
400	Tosco Corp., 8.125%, 02/15/30	548
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,448
370	4.125%, 01/28/21	397
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,232

		25,893

	Total Energy	28,977

	Financials — 9.9%
	Capital Markets — 2.2%
	Bank of New York Mellon Corp. (The),
900	2.950%, 06/18/15	936
750	4.600%, 01/15/20	820
310	5.125%, 08/27/13	334
	BlackRock, Inc.,
540	3.500%, 12/10/14	577
652	5.000%, 12/10/19	719
350	6.250%, 09/15/17	412
1,500	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,584
250	Charles Schwab Corp. (The), 4.950%, 06/01/14	274
	Credit Suisse USA, Inc.,
500	5.125%, 08/15/15	536
5,022	6.125%, 11/15/11	5,072
500	FMR LLC, 6.450%, 11/15/39 (e)	525
	Goldman Sachs Group, Inc. (The),
3,060	3.625%, 02/07/16	3,063
492	3.700%, 08/01/15	497
1,041	4.750%, 07/15/13	1,083
2,638	5.250%, 10/15/13	2,750
473	5.250%, 07/27/21	480
1,040	5.375%, 03/15/20	1,057
750	5.500%, 11/15/14	799

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
4,100	5.950%, 01/18/18	4,363
1,194	6.000%, 06/15/20	1,275
305	6.250%, 09/01/17	329
485	6.750%, 10/01/37	460
2,325	7.500%, 02/15/19	2,656
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	457
1,005	5.125%, 04/13/18	1,002
1,000	6.450%, 06/08/27	1,001
550	8.500%, 07/15/19	664
	Lehman Brothers Holdings, Inc.,
105	3.950%, 11/10/09 (d)	26
1,246	4.800%, 03/13/14 (d)	310
1,000	5.500%, 04/04/16 (d)	249
1,200	5.750%, 05/17/13 (d)	299
1,850	6.000%, 07/19/12 (d)	460
1,670	6.625%, 01/18/12 (d)	415
152	7.875%, 11/01/09 (d)	38
	Macquarie Group Ltd., (Australia),
1,400	6.250%, 01/14/21 (e)	1,359
750	7.300%, 08/01/14 (e)	831
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,282
920	5.700%, 05/02/17	900
1,702	6.150%, 04/25/13	1,771
2,996	6.400%, 08/28/17	3,070
1,249	6.875%, 04/25/18	1,296
	Morgan Stanley,
625	4.000%, 07/24/15	622
893	4.200%, 11/20/14	895
2,029	4.750%, 04/01/14	2,057
4,225	5.300%, 03/01/13	4,372
1,000	5.450%, 01/09/17	1,025
1,021	5.500%, 07/24/20	999
360	5.500%, 07/28/21	359
1,265	5.625%, 09/23/19	1,286
900	5.750%, 08/31/12	932
1,200	6.000%, 05/13/14	1,260
400	6.625%, 04/01/18	429
370	6.750%, 10/15/13	394
820	7.300%, 05/13/19	916
	Nomura Holdings, Inc., (Japan),
1,250	4.125%, 01/19/16	1,281
150	5.000%, 03/04/15	158
1,150	6.700%, 03/04/20	1,299

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
226	Northern Trust Corp., 5.500%, 08/15/13	245
	UBS AG, (Switzerland),
414	2.250%, 08/12/13	418
2,300	3.875%, 01/15/15	2,386
365	4.875%, 08/04/20	366
500	5.750%, 04/25/18	533
425	5.875%, 12/20/17	455

		69,718

	Commercial Banks — 2.7%
550	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	556
	Australia & New Zealand Banking Group Ltd., (Australia),
900	3.250%, 03/01/16 (e)	928
228	4.875%, 01/12/21 (e)	243
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,047
737	3.400%, 01/22/15	783
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	722
	Barclays Bank plc, (United Kingdom),
2,650	2.500%, 01/23/13	2,653
800	2.500%, 09/21/15 (e)	811
935	3.900%, 04/07/15	936
175	5.000%, 09/22/16	181
700	5.200%, 07/10/14	737
1,000	6.050%, 12/04/17 (e)	990
	BB&T Corp.,
1,020	2.050%, 04/28/14	1,033
1,450	3.850%, 07/27/12	1,489
750	3.950%, 04/29/16	800
740	4.900%, 06/30/17	792
865	5.700%, 04/30/14	953
245	6.850%, 04/30/19	293
695	Branch Banking & Trust Co., 5.625%, 09/15/16	789
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,241
260	Comerica, Inc., 3.000%, 09/16/15	266
140	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands), 2.125%, 10/13/15	142
	Credit Suisse, (Switzerland),
500	3.450%, 07/02/12	510
451	4.375%, 08/05/20	443

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
160	5.300%, 08/13/19	168
675	5.400%, 01/14/20	672
942	5.500%, 05/01/14	1,016
850	6.000%, 02/15/18	896
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	653
970	3.875%, 08/18/14	1,008
2,011	DnB NOR Boligkreditt, (Norway), 2.100%, 10/14/15 (e)	2,057
720	Fifth Third Bancorp, 5.450%, 01/15/17	781
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,766
1,438	3.100%, 05/24/16 (e)	1,462
666	4.125%, 08/12/20 (e)	667
575	4.750%, 01/19/21 (e)	596
556	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	596
2,400	KeyBank N.A., 5.500%, 09/17/12	2,489
480	KeyCorp, 6.500%, 05/14/13	516
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,470
	National Australia Bank Ltd., (Australia),
3,000	2.500%, 01/08/13 (e)	3,042
750	2.750%, 09/28/15 (e)	764
1,000	3.000%, 07/27/16 (e)	1,012
795	3.750%, 03/02/15 (e)	834
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,381
250	National City Bank, 5.800%, 06/07/17	275
	Nordea Bank AB, (Sweden),
600	1.750%, 10/04/13 (e)	595
945	4.875%, 05/13/21 (e)	862
400	PNC Bank N.A., 6.875%, 04/01/18	459
	PNC Funding Corp.,
567	4.375%, 08/11/20	600
940	5.250%, 11/15/15	1,028
950	5.625%, 02/01/17	1,058
565	6.700%, 06/10/19	676
	Rabobank Nederland N.V., (Netherlands),
2,400	3.200%, 03/11/15 (e)	2,522
500	5.800%, 09/30/10 (e)	516
	SunTrust Banks, Inc.,
2,010	5.250%, 11/05/12	2,098
820	6.000%, 09/11/17	895

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,426
1,140	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	1,179
	U.S. Bancorp,
645	2.450%, 07/27/15	662
566	4.125%, 05/24/21	599
1,107	7.500%, 06/01/26	1,445
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,099
250	6.000%, 11/15/17	281
1,125	6.600%, 01/15/38	1,284
	Wachovia Corp.,
685	4.875%, 02/15/14	723
2,000	5.500%, 05/01/13	2,138
4,480	5.750%, 02/01/18	5,125
	Wells Fargo & Co.,
1,000	3.676%, 06/15/16	1,057
500	4.600%, 04/01/21	539
2,135	5.625%, 12/11/17	2,449
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,607
250	5.750%, 05/16/16	275
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	956
2,105	4.875%, 11/19/19	2,214

		84,826

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	834
	American Express Credit Corp.,
2,140	5.875%, 05/02/13	2,286
400	7.300%, 08/20/13	442
1,083	American General Finance Corp., 5.375%, 10/01/12	1,056
	American Honda Finance Corp.,
405	2.375%, 03/18/13 (e)	413
150	7.625%, 10/01/18 (e)	192
875	Capital One Bank USA N.A., 8.800%, 07/15/19	1,081
	Capital One Financial Corp.,
850	5.700%, 09/15/11	852
1,900	6.250%, 11/15/13	2,060
1,165	6.750%, 09/15/17	1,331
240	7.375%, 05/23/14	270
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,041

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
3,413	5.000%, 06/30/15	3,608
2,200	5.250%, 01/15/14	2,340
512	6.375%, 10/15/11	515
188	6.375%, 11/27/12	197
207	7.350%, 11/27/32	206
	John Deere Capital Corp.,
265	4.500%, 04/03/13	281
1,000	5.250%, 10/01/12	1,050
1,023	SLM Corp., 5.375%, 01/15/13	1,033
962	Toyota Motor Credit Corp., 3.200%, 06/17/15	1,016
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	334

		22,438

	Diversified Financial Services — 2.5%
1,900	Associates Corp. of North America, 6.950%, 11/01/18	2,075
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,268
	Bank of America Corp.,
520	3.625%, 03/17/16	507
300	4.900%, 05/01/13	307
470	5.000%, 05/13/21	460
2,720	5.625%, 10/14/16	2,771
140	5.625%, 07/01/20	142
600	5.650%, 05/01/18	612
1,510	5.750%, 08/15/16	1,532
420	5.750%, 12/01/17	437
600	7.625%, 06/01/19	678
1,455	Bank of America N.A., 5.300%, 03/15/17	1,424
	BP Capital Markets plc, (United Kingdom),
700	3.125%, 03/10/12	709
900	4.742%, 03/11/21	986
2,122	5.250%, 11/07/13	2,296
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	759
	Caterpillar Financial Services Corp.,
665	4.900%, 08/15/13	716
560	5.500%, 03/15/16	653
1,300	6.200%, 09/30/13	1,431
305	7.050%, 10/01/18	389
510	7.150%, 02/15/19	654
	Citigroup, Inc.,
832	4.587%, 12/15/15	864
856	4.700%, 05/29/15	876
527	4.750%, 05/19/15	550

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
3,127	5.000%, 09/15/14	3,211
2,025	5.125%, 05/05/14	2,119
1,000	5.375%, 08/09/20	1,062
600	5.500%, 04/11/13	625
150	6.000%, 12/13/13	159
2,150	6.000%, 08/15/17	2,331
755	6.010%, 01/15/15	811
350	6.125%, 11/21/17	383
510	6.375%, 08/12/14	556
400	8.125%, 07/15/39	482
1,130	8.500%, 05/22/19	1,381
	CME Group, Inc.,
3,176	5.400%, 08/01/13	3,414
100	5.750%, 02/15/14	111
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,228
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	157
559	4.500%, 08/16/21 (e)	569
	FUEL Trust,
1,917	3.984%, 06/15/16 (e)	1,912
561	4.207%, 04/15/16 (e)	564
	General Electric Capital Corp.,
450	4.625%, 01/07/21	464
5,825	5.250%, 10/19/12	6,099
191	5.300%, 02/11/21	203
2,500	5.400%, 02/15/17	2,766
5,455	5.625%, 05/01/18	6,045
1,000	5.650%, 06/09/14	1,087
5,000	5.875%, 02/15/12	5,116
310	5.875%, 01/14/38	316
6,912	6.000%, 06/15/12	7,197
2,394	6.750%, 03/15/32	2,692
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,777
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	230
635	4.750%, 03/01/14	694
200	10.375%, 11/01/18	286
640	Textron Financial Corp., 5.400%, 04/28/13	669

		80,812

	Insurance — 1.5%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	462

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
350	5.600%, 05/15/15	386
	Aflac, Inc.,
317	6.450%, 08/15/40	310
200	8.500%, 05/15/19	248
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,081
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,517
2,960	5.450%, 05/18/17	3,015
	AON Corp.,
402	3.125%, 05/27/16	402
336	3.500%, 09/30/15	349
306	6.250%, 09/30/40	338
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,251
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	240
1,250	4.000%, 04/15/12	1,277
1,000	4.600%, 05/15/13	1,054
605	5.000%, 08/15/13	649
1,505	5.400%, 05/15/18	1,721
781	Berkshire Hathaway, Inc., 3.750%, 08/15/21	799
100	Chubb Corp., 5.750%, 05/15/18	117
	CNA Financial Corp.,
750	5.850%, 12/15/14	803
781	5.875%, 08/15/20	815
	Jackson National Life Global Funding,
820	5.375%, 05/08/13 (e)	872
1,695	6.125%, 05/30/12 (e)	1,758
251	Lincoln National Corp., 4.850%, 06/24/21	244
	MassMutual Global Funding II,
540	2.300%, 09/28/15 (e)	546
338	2.875%, 04/21/14 (e)	351
500	3.625%, 07/16/12 (e)	512
920	MetLife Institutional Funding II, VAR, 1.146%, 04/04/14 (e)	921
430	MetLife, Inc., 6.817%, 08/15/18	509
	Metropolitan Life Global Funding I,
1,150	2.000%, 01/10/14 (e)	1,162
1,250	2.875%, 09/17/12 (e)	1,269
400	3.125%, 01/11/16 (e)	416
1,900	3.650%, 06/14/18 (e)	1,945
300	5.125%, 04/10/13 (e)	317
1,093	5.200%, 09/18/13 (e)	1,179

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	265
467	Nationwide Financial Services, 6.250%, 11/15/11	470
800	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	945
	New York Life Global Funding,
725	4.650%, 05/09/13 (e)	770
2,637	5.375%, 09/15/13 (e)	2,857
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	700
410	5.150%, 04/15/13 (e)	432
200	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	265
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,311
	Principal Life Global Funding I,
500	5.050%, 03/15/15 (e)	546
4,549	6.250%, 02/15/12 (e)	4,658
215	Principal Life Income Funding Trusts, 5.300%, 12/14/12	226
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,206
210	Travelers Cos., Inc. (The), 5.800%, 05/15/18	242
1,120	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	1,237
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	317

		48,282

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
600	5.875%, 09/15/20	623
1,325	6.650%, 01/15/18	1,494
895	HCP, Inc., 5.375%, 02/01/21	912
	Simon Property Group LP,
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	200
705	5.625%, 08/15/14	787
665	6.100%, 05/01/16	755
320	6.125%, 05/30/18	360
330	6.750%, 05/15/14	375
1,376	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,560

		7,100

	Thrifts & Mortgage Finance — 0.0% (g)
400	Countrywide Financial Corp., 6.250%, 05/15/16	404

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — Continued
1,463	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	1,479

		1,883

	Total Financials	315,059

	Health Care — 0.3%
	Biotechnology — 0.1%
	Amgen, Inc.,
237	4.500%, 03/15/20	260
500	4.950%, 10/01/41	498
252	5.650%, 06/15/42	276
570	5.700%, 02/01/19	671
720	5.750%, 03/15/40	799

		2,504

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	409
215	4.625%, 03/15/15	238
100	Becton Dickinson and Co., 5.000%, 05/15/19	114

		761

	Health Care Providers & Services — 0.0% (g)
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	378

	WellPoint, Inc.,
168	5.875%, 06/15/17	196
113	7.000%, 02/15/19	140

		714

	Pharmaceuticals — 0.2%
250	Abbott Laboratories, 6.150%, 11/30/37	308
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	727
450	Eli Lilly & Co., 3.550%, 03/06/12	457
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	492
750	5.650%, 05/15/18	899
530	6.375%, 05/15/38	659
650	Merck & Co., Inc., 6.000%, 09/15/17	795

		4,337

	Total Health Care	8,316

	Industrials — 0.7%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.300%, 03/01/18	353

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Aerospace & Defense — Continued
1,144	Lockheed Martin Corp., 5.720%, 06/01/40 (e)	1,252
1,261	United Technologies Corp., 6.125%, 02/01/19	1,565

		3,170

	Airlines — 0.1%
262	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	243
279	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	290
474	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	481
646	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	627
243	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	237

		1,878

	Building Products — 0.0% (g)
205	Masco Corp., 5.850%, 03/15/17	204

	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	781
	Pitney Bowes, Inc.,
565	4.875%, 08/15/14	613
1,020	5.000%, 03/15/15	1,104
200	5.600%, 03/15/18	221
	Waste Management, Inc.,
214	4.750%, 06/30/20	232
455	7.375%, 03/11/19	578

		3,529

	Industrial Conglomerates — 0.1%
588	Danaher Corp., 3.900%, 06/23/21	626
	Koninklijke Philips Electronics N.V., (Netherlands),
260	5.750%, 03/11/18	300
130	7.200%, 06/01/26	162
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	351
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	658
375	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	457

		2,554

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — 0.0% (g)
	Eaton Corp.,
500	5.600%, 05/15/18	589
300	7.625%, 04/01/24	403
290	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	347
125	PACCAR, Inc., 6.375%, 02/15/12	128
135	Parker Hannifin Corp., 5.500%, 05/15/18	160

		1,627

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
300	3.450%, 09/15/21	300
125	3.600%, 09/01/20	125
1,000	5.400%, 06/01/41	1,045
500	5.650%, 05/01/17	583
250	5.750%, 03/15/18	293
425	5.750%, 05/01/40	466
250	6.700%, 08/01/28	303
450	7.000%, 02/01/14	513
	CSX Corp.,
300	4.250%, 06/01/21	314
575	5.500%, 04/15/41	599
145	6.250%, 04/01/15	168
250	6.300%, 03/15/12	257
205	7.375%, 02/01/19	259
500	7.900%, 05/01/17	630
350	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	415
	Norfolk Southern Corp.,
100	6.000%, 03/15/99	109
526	6.000%, 05/23/11	566
355	7.700%, 05/15/17	451
420	Ryder System, Inc., 3.600%, 03/01/16	436
	Union Pacific Corp.,
693	4.163%, 07/15/22 (e)	735
235	4.875%, 01/15/15	260
907	5.650%, 05/01/17	1,056
	United Parcel Service of America, Inc.,
340	8.375%, 04/01/20	473
60	SUB, 8.375%, 04/01/30	86

		10,442

	Total Industrials	23,404

	Information Technology — 0.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,016

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Communications Equipment — Continued
350	5.500%, 01/15/40	382
755	5.900%, 02/15/39	856

		2,254

	Computers & Peripherals — 0.4%
	Dell, Inc.,
1,280	3.100%, 04/01/16	1,338
250	4.625%, 04/01/21	264
300	7.100%, 04/15/28	362
	Hewlett-Packard Co.,
275	2.950%, 08/15/12	280
600	4.300%, 06/01/21	623
600	4.750%, 06/02/14	653
1,345	5.400%, 03/01/17	1,529
1,230	6.125%, 03/01/14	1,357
	International Business Machines Corp.,
2,600	5.700%, 09/14/17	3,118
690	6.220%, 08/01/27	847
1,075	7.625%, 10/15/18	1,422

		11,793

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
170	3.375%, 11/01/15	176
165	6.000%, 04/01/20	178
1,080	6.875%, 07/01/13	1,164
725	7.500%, 01/15/27	834

		2,352

	IT Services — 0.0% (g)
1,020	HP Enterprise Services LLC, 6.000%, 08/01/13	1,109

	Office Electronics — 0.0% (g)
	Xerox Corp.,
270	4.500%, 05/15/21	279
600	5.625%, 12/15/19	672
550	6.750%, 02/01/17	645
100	8.250%, 05/15/14	116

		1,712

	Semiconductors & Semiconductor Equipment — 0.1%

1,350	National Semiconductor Corp., 6.600%, 06/15/17	1,650
750	Texas Instruments, Inc., 1.375%, 05/15/14	760

		2,410

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — 0.1%
260	Intuit, Inc., 5.750%, 03/15/17	299
	Microsoft Corp.,
720	1.625%, 09/25/15	734
117	4.500%, 10/01/40	119
	Oracle Corp.,
500	5.000%, 07/08/19	575
1,412	5.250%, 01/15/16	1,623
698	5.750%, 04/15/18	836
465	6.500%, 04/15/38	579

		4,765

	Total Information Technology	26,395

	Materials — 0.5%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	261
	Dow Chemical Co. (The),
203	4.250%, 11/15/20	207
1,250	6.000%, 10/01/12	1,318
370	7.375%, 11/01/29	463
250	7.600%, 05/15/14	288
158	8.550%, 05/15/19	205
	E.l. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	647
350	4.900%, 01/15/41	360
1,610	6.000%, 07/15/18	1,944
1,430	Monsanto Co., 7.375%, 08/15/12	1,517
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	926
	PPG Industries, Inc.,
114	5.500%, 11/15/40	125
415	5.750%, 03/15/13	444
350	9.000%, 05/01/21	486
	Praxair, Inc.,
662	4.625%, 03/30/15	735
885	5.250%, 11/15/14	1,000
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,162
350	7.750%, 10/01/96	386

		12,474

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	477
400	5.500%, 04/01/14	446
550	6.500%, 04/01/19	677

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Metals & Mining — Continued
115	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	114

		1,714

	Total Materials	14,188

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
6	AT&T Corp., 8.000%, 11/15/31	8
	AT&T, Inc.,
850	4.450%, 05/15/21	912
3,417	4.950%, 01/15/13	3,589
386	5.100%, 09/15/14	427
170	5.350%, 09/01/40	173
250	5.500%, 02/01/18	288
2,700	6.300%, 01/15/38	3,022
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,520
450	6.875%, 10/15/31	532
	BellSouth Telecommunications, Inc.,
980	6.300%, 12/15/15	1,053
300	7.000%, 10/01/25	361
2,500	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	2,636
600	Centel Capital Corp., 9.000%, 10/15/19	690
	CenturyLink, Inc.,
1,380	6.450%, 06/15/21	1,344
920	Series P, 7.600%, 09/15/39	848
	Deutsche Telekom International Finance B.V., (Netherlands),
1,150	4.875%, 07/08/14	1,250
400	6.000%, 07/08/19	477
255	8.750%, 06/15/30	345
2,100	GTE Corp., 6.840%, 04/15/18	2,521
	Telecom Italia Capital S.A., (Luxembourg),
1,000	4.950%, 09/30/14	986
1,616	5.250%, 11/15/13	1,618
750	6.999%, 06/04/18	773
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	306
880	5.855%, 02/04/13	909
515	5.877%, 07/15/19	517
300	6.421%, 06/20/16	315
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	749

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
443	5.550%, 02/15/16	503
100	5.850%, 09/15/35	111
1,250	7.350%, 04/01/39	1,603
1,312	Verizon Florida LLC, 6.125%, 01/15/13	1,398
350	Verizon Global Funding Corp., 7.750%, 12/01/30	462
554	Verizon Maryland, Inc., 6.125%, 03/01/12	568
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,883
962	Verizon Virginia, Inc., 4.625%, 03/15/13	1,011

		35,708

	Wireless Telecommunication Services — 0.1%
640	America Movil S.A.B.de C.V., (Mexico), 2.375%, 09/08/16	635
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	550
475	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	487
1,130	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,267

		2,939

	Total Telecommunication Services	38,647

	Utilities — 1.7%
	Electric Utilities — 1.3%
222	Alabama Power Co., 6.125%, 05/15/38	275
467	Arizona Public Service Co., 5.050%, 09/01/41	455
	Carolina Power & Light Co.,
888	5.125%, 09/15/13	962
305	5.300%, 01/15/19	360
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,572
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,282
310	Columbus Southern Power Co., 6.050%, 05/01/18	369
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	854
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	220
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	687
	Duke Energy Carolinas LLC,
650	5.100%, 04/15/18	759
745	5.625%, 11/30/12	789
728	6.250%, 01/15/12	743
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,621

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
950	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	950
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,015
229	5.750%, 10/01/41	233
	Florida Power & Light Co.,
410	5.950%, 10/01/33	495
335	5.950%, 02/01/38	411
	Florida Power Corp.,
280	5.650%, 06/15/18	333
220	6.400%, 06/15/38	274
	Georgia Power Co.,
200	5.950%, 02/01/39	236
225	6.000%, 11/01/13	248
229	Great Plains Energy, Inc., 4.850%, 06/01/21	241
100	Indiana Michigan Power Co., 7.000%, 03/15/19	125
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	127
88	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	89
105	MidAmerican Energy Co., 5.300%, 03/15/18	122
	Nevada Power Co.,
55	5.375%, 09/15/40	61
510	6.500%, 08/01/18	614
	NextEra Energy Capital Holdings, Inc.,
255	5.350%, 06/15/13	272
670	6.000%, 03/01/19	776
265	7.875%, 12/15/15	318
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	336
500	Northern States Power Co., 6.250%, 06/01/36	632
320	Ohio Power Co., 5.750%, 09/01/13	348
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	218
840	6.800%, 09/01/18	1,018
	Pacific Gas & Electric Co.,
780	5.625%, 11/30/17	915
160	8.250%, 10/15/18	213
	PacifiCorp,
175	5.500%, 01/15/19	207
150	5.650%, 07/15/18	178
100	Peco Energy Co., 5.350%, 03/01/18	118
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,357
300	Progress Energy, Inc., 6.050%, 03/15/14	334

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
772	PSEG Power LLC, 5.125%, 04/15/20	842
	Public Service Co. of Colorado,
90	3.200%, 11/15/20	91
125	5.800%, 08/01/18	152
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,957
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	240
277	5.375%, 11/01/39	312
2,000	6.330%, 11/01/13	2,218
	Southern California Edison Co.,
160	4.150%, 09/15/14	174
765	5.500%, 08/15/18	904
391	5.750%, 03/15/14	435
200	5.950%, 02/01/38	244
1,140	6.050%, 03/15/39	1,413
	Southern Co.,
363	1.950%, 09/01/16	362
250	4.150%, 05/15/14	268
570	Southwestern Public Service Co., 8.750%, 12/01/18	770
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,748
500	6.200%, 04/15/18	580
400	8.000%, 10/01/19	505
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,058
1,320	5.400%, 04/30/18	1,547
615	5.950%, 09/15/17	742

		41,324

	Gas Utilities — 0.2%
	AGL Capital Corp.,
345	4.450%, 04/15/13	359
691	5.875%, 03/15/41	799
	Atmos Energy Corp.,
105	5.125%, 01/15/13	111
250	8.500%, 03/15/19	338
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	384
	TransCanada PipeLines Ltd., (Canada),
975	4.000%, 06/15/13	1,029
550	6.200%, 10/15/37	653
250	6.500%, 08/15/18	304
1,100	7.250%, 08/15/38	1,436

		5,413

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
782	6.250%, 06/30/12	815
300	7.000%, 06/15/38	387
600	8.875%, 01/15/19	795
1,005	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,090
375	PG&E Corp., 5.750%, 04/01/14	414
	Sempra Energy,
1,145	6.150%, 06/15/18	1,336
150	6.500%, 06/01/16	179
850	8.900%, 11/15/13	977
395	9.800%, 02/15/19	556
	Wisconsin Electric Power Co.,
450	6.000%, 04/01/14	509
265	6.250%, 12/01/15	317

		7,375

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,301

	Total Utilities	55,413

	Total Corporate Bonds (Cost $544,676)	577,546

Foreign Government Securities — 0.5%
6,000	Israel Government AID Bond, (Israel), Zero Coupon, 08/15/17	5,424
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	617
	Province of Ontario, (Canada),
700	2.700%, 06/16/15	741
2,200	2.950%, 02/05/15	2,343
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	527
	United Mexican States, (Mexico),
1,432	6.375%, 01/16/13	1,529
856	6.625%, 03/03/15	990
3,328	7.500%, 04/08/33	4,476

	Total Foreign Government Securities (Cost $15,306)	16,647

Mortgage Pass-Through Securities — 10.2%
	Federal Home Loan Mortgage Corp.,
64	ARM, 2.210%, 07/01/19	67
60	ARM, 2.430%, 04/01/30	63
899	ARM, 2.480%, 12/01/33	943
1,519	ARM, 2.510%, 04/01/34	1,597

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

531	ARM, 2.565%, 02/01/36	558
781	ARM, 2.818%, 12/01/34	823
707	ARM, 3.883%, 11/01/36	734
519	ARM, 4.294%, 12/01/36	548
1,654	ARM, 4.918%, 02/01/36	1,766
2,101	ARM, 4.994%, 01/01/35	2,253
1,510	ARM, 5.061%, 07/01/36	1,621
1,558	ARM, 5.126%, 03/01/37	1,649
479	ARM, 5.535%, 05/01/36	513
909	ARM, 5.823%, 10/01/36	949
280	ARM, 5.865%, 02/01/37	298
2,163	ARM, 6.013%, 11/01/36	2,334
213	ARM, 6.429%, 10/01/36	222
698	ARM, 6.534%, 10/01/36	727
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,293	4.000%, 06/01/13 - 05/01/19	2,412
307	4.500%, 08/01/18	329
982	5.000%, 12/01/18	1,063
7,450	5.500%, 06/01/17 - 01/01/24	8,117
109	6.000%, 04/01/18	118
1,062	6.500%, 08/01/16 - 02/01/19	1,165
163	7.000%, 01/01/17 - 04/01/17	170
21	7.500%, 10/01/14 - 11/01/15	21
8	8.500%, 11/01/15	9
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
246	6.000%, 12/01/22	274
673	6.500%, 11/01/22	754
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,123	4.000%, 10/01/33 - 09/01/35	5,351
8,924	4.500%, 05/01/41	9,435
5,601	5.000%, 09/01/34 - 08/01/40	6,057
4,275	5.500%, 10/01/33 - 07/01/35	4,699
738	6.000%, 12/01/33 - 01/01/34	833
4,652	6.500%, 11/01/34 - 11/01/36	5,297
1,005	7.000%, 07/01/32 - 10/01/36	1,157
1,323	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,590
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
831	5.500%, 10/01/33 - 01/01/34	899
171	7.000%, 07/01/29	191
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
10	12.000%, 08/01/15 - 07/01/19	11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association,
229	ARM, 1.688%, 09/01/34	233
1,344	ARM, 1.787%, 01/01/33	1,380
920	ARM, 1.945%, 07/01/36	964
2,190	ARM, 1.966%, 09/01/35	2,298
23	ARM, 1.970%, 03/01/19	23
2,177	ARM, 1.981%, 01/01/35	2,287
673	ARM, 2.027%, 11/01/34	704
1,205	ARM, 2.113%, 05/01/35	1,260
1,056	ARM, 2.147%, 01/01/35	1,104
462	ARM, 2.221%, 04/01/34	480
577	ARM, 2.251%, 01/01/36	598
350	ARM, 2.264%, 07/01/34	368
94	ARM, 2.318%, 04/01/34	99
385	ARM, 2.322%, 02/01/35	404
1,626	ARM, 2.333%, 06/01/35	1,706
1,106	ARM, 2.344%, 11/01/34	1,161
171	ARM, 2.359%, 07/01/33	179
563	ARM, 2.364%, 08/01/34	581
1,293	ARM, 2.377%, 07/01/33	1,361
1,040	ARM, 2.379%, 08/01/34	1,097
337	ARM, 2.402%, 11/01/33	349
291	ARM, 2.432%, 09/01/35	307
279	ARM, 2.434%, 01/01/34	292
853	ARM, 2.460%, 05/01/34	897
281	ARM, 2.470%, 05/01/35	297
517	ARM, 2.487%, 06/01/36	546
2,860	ARM, 2.491%, 04/01/35	3,012
1,138	ARM, 2.552%, 10/01/34	1,201
789	ARM, 2.589%, 10/01/34	832
459	ARM, 2.623%, 09/01/34	485
784	ARM, 2.721%, 09/01/33	829
11	ARM, 2.755%, 01/01/19	11
724	ARM, 2.827%, 04/01/35	762
213	ARM, 3.000%, 02/01/34	224
149	ARM, 3.000%, 01/01/36	157
496	ARM, 3.110%, 10/01/34	523
122	ARM, 3.190%, 09/01/27	124
117	ARM, 3.934%, 03/01/29	121
1,452	ARM, 4.939%, 07/01/33	1,566
850	ARM, 5.228%, 01/01/38	912
1,423	ARM, 5.629%, 01/01/23	1,547
845	ARM, 5.662%, 10/01/36	890
	Federal National Mortgage Association, 15 Year, Single Family,
1,697	3.500%, 09/01/18 - 07/01/19	1,813

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

18,213		4.000%, 07/01/18 - 12/01/18	19,403
9,877		4.500%, 06/01/18 - 12/01/19	10,631
2,557		5.000%, 12/01/16 - 08/01/24	2,763
2,347		5.500%, 03/01/20 - 07/01/20	2,552
12,618		6.000%, 06/01/16 - 01/01/24	13,729
440		6.500%, 03/01/17 - 08/01/20	484
516		7.000%, 03/01/17 - 09/01/17	565
24		7.500%, 03/01/17	26
17		8.000%, 11/01/12 - 11/01/15	18
		Federal National Mortgage Association, 20 Year, Single Family,
453		4.500%, 04/01/24	489
—	(h)	6.000%, 02/01/14	—	(h)
2,399		6.500%, 05/01/22 - 04/01/25	2,681
		Federal National Mortgage Association, 30 Year, FHA/VA,
135		6.000%, 09/01/33	151
229		6.500%, 03/01/29	264
54		7.000%, 02/01/33	63
78		8.000%, 06/01/28	91
55		9.000%, 05/01/18 - 12/01/25	63
		Federal National Mortgage Association, 30 Year, Single Family,
1,479		4.130%, 07/01/20	1,595
1,480		4.500%, 11/01/33 - 02/01/35	1,575
3,523		5.000%, 07/01/33 - 09/01/35	3,821
3,074		5.500%, 09/01/31 - 03/01/34	3,408
4,650		6.000%, 12/01/28 - 09/01/33	5,212
2,427		6.500%, 11/01/29 - 08/01/31	2,785
2,369		7.000%, 04/01/17 - 01/01/39	2,732
1,159		7.500%, 08/01/36 - 11/01/37	1,343
912		8.000%, 03/01/27 - 11/01/28	1,067
2		9.000%, 04/01/26	2
29		9.500%, 07/01/28	34
13		12.500%, 01/01/16	13
		Federal National Mortgage Association, Other,
2,485		ARM, 6.070%, 11/01/18	2,717
5,947		2.573%, 10/01/17	6,028
7,000		2.779%, 10/01/17	7,160
3,951		2.970%, 11/01/18	4,042
2,000		3.290%, 10/01/20	2,044
10,000		3.337%, 11/01/20	10,173
2,000		3.461%, 11/01/20	2,050
2,000		3.503%, 08/01/17	2,109
1,515		3.544%, 09/01/20	1,563
2,967		3.600%, 09/01/20	3,093

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
7,789	3.621%, 09/01/20	8,077
2,000	3.637%, 01/01/18	2,122
1,976	3.658%, 10/01/20	2,052
3,000	3.802%, 09/01/20	3,145
1,972	3.864%, 07/01/20	2,077
2,000	3.930%, 07/01/20	2,131
4,750	3.980%, 11/01/16	5,063
1,540	3.999%, 01/01/21	1,630
1,592	4.000%, 11/01/33	1,623
2,000	4.061%, 01/01/21	2,125
7,956	4.081%, 07/01/20 - 07/01/21	8,448
2,380	4.250%, 04/01/21	2,562
1,724	4.257%, 04/01/20	1,860
3,000	4.267%, 11/01/19	3,234
2,096	4.290%, 06/01/20	2,283
1,500	4.350%, 04/01/20	1,640
1,954	4.381%, 11/01/19	2,125
2,000	4.391%, 04/01/21	2,153
2,480	4.443%, 08/01/20 - 04/01/21	2,688
1,994	4.474%, 04/01/21	2,231
5,000	4.484%, 06/01/21	5,407
977	4.500%, 03/01/20	1,068
1,972	4.515%, 02/01/20	2,163
2,000	4.536%, 05/01/21	2,182
4,413	4.540%, 01/01/20	4,878
2,000	4.546%, 02/01/20	2,189
2,986	4.629%, 02/01/21	3,278
7,894	4.681%, 12/01/19	8,734
3,978	4.794%, 01/01/21	4,408
829	5.500%, 03/01/17 - 09/01/33	899
2,197	6.000%, 06/01/39	2,392
1,141	6.500%, 01/01/36 - 07/01/36	1,274
111	7.000%, 10/01/46	126
137	10.890%, 04/15/19	157
	Government National Mortgage Association II, 30 Year, Single Family,
644	4.500%, 08/20/33	704
91	7.500%, 02/20/28 - 09/20/28	107
142	8.000%, 12/20/25 - 09/20/28	168
44	8.500%, 05/20/25	53
	Government National Mortgage Association, 15 Year, Single Family,
143	6.500%, 06/15/17 - 12/15/17	158
178	8.000%, 01/15/16	191

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association, 30 Year, Single Family,
469	6.500%, 03/15/28 - 04/15/33	538
331	7.000%, 02/15/33 - 06/15/33	390
94	7.500%, 11/15/22 - 11/15/31	111
28	8.000%, 09/15/22 - 08/15/28	32
5	9.000%, 12/15/16	6
1,414	9.500%, 10/15/24	1,691

	Total Mortgage Pass-Through Securities (Cost $307,566)	324,713

Municipal Bonds — 0.1%
	Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	122

	New York — 0.1%
350	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	404
1,815	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	1,994

		2,398

	Ohio — 0.0% (g)
1,300	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,573

	Total Municipal Bonds (Cost $3,600)	4,093

Supranational — 0.0% (g)
	Corp. Andina de Fomento,
641	3.750%, 01/15/16	654
397	5.200%, 05/21/13	420

	Total Supranational (Cost $1,046)	1,074

U.S. Government Agency Securities — 1.2%
1,000	Federal Farm Credit Bank, 5.125%, 11/15/18	1,202
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,423
1,000	5.000%, 05/11/17	1,189
	Financing Corp. Fico,
2,000	Zero Coupon, 04/05/19	1,702
1,000	Zero Coupon, 09/26/19	832
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,745
5,000	Zero Coupon, 04/01/16	4,607
13,319	Zero Coupon, 10/01/19	10,573

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
7,000	Residual Funding Corp., Principal STRIPS, Zero Coupon, 07/15/20	5,630
300	Tennessee Valley Authority, 4.625%, 09/15/60	325
2,000	Tennessee Valley Authority Generic STRIPS, Zero Coupon, 05/01/19	1,657

	Total U.S. Government Agency Securities (Cost $35,831)	36,885

U.S. Treasury Obligations — 23.3%
	U.S. Treasury Bonds,
3,675	4.500%, 02/15/36	4,320
300	4.500%, 08/15/39	351
750	5.375%, 02/15/31	989
750	6.125%, 11/15/27	1,055
1,046	6.250%, 08/15/23	1,446
900	6.250%, 05/15/30	1,299
400	6.625%, 02/15/27	586
500	7.125%, 02/15/23	734
5,000	7.500%, 11/15/16	6,656
1,881	7.875%, 02/15/21	2,821
8,325	8.125%, 08/15/19	12,316
864	8.125%, 05/15/21	1,320
2,125	8.500%, 02/15/20	3,241
1,500	8.750%, 05/15/20	2,326
4,175	8.750%, 08/15/20	6,508
29,585	8.875%, 08/15/17	42,697
3,169	9.875%, 11/15/15	4,381
799	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28 (m)	1,599
	U.S. Treasury Inflation Indexed Notes,
630	1.375%, 07/15/18	738
1,000	2.000%, 01/15/14	1,308
	U.S. Treasury Notes,
12,245	2.125%, 12/31/15	12,979
26,700	2.625%, 12/31/14	28,644
4,575	2.625%, 04/30/16	4,948
9,300	2.625%, 01/31/18	10,011
19,485	2.750%, 05/31/17	21,166
7,500	2.750%, 12/31/17	8,135
1,425	2.875%, 03/31/18	1,556
8,000	3.125%, 10/31/16	8,852
6,015	3.125%, 04/30/17	6,662
20,933	3.125%, 05/15/19	23,118
13,450	3.250%, 12/31/16	14,967
9,800	3.250%, 03/31/17	10,921
2,290	4.500%, 05/15/17	2,713

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,000	4.750%, 08/15/17	12,027
	U.S. Treasury STRIPS,
1,000	11/15/13	995
5,445	11/15/15	5,287
31,350	02/15/14 (m)	31,143
24,565	08/15/14 (m)	24,269
23,253	11/15/14 (m)	22,910
8,500	02/15/15	8,357
16,930	02/15/15 (m)	16,607
3,626	05/15/15	3,543
10,350	08/15/15	10,099
3,253	08/15/15	3,167
28,397	11/15/15	27,507
51,751	02/15/16	49,812
1,000	05/15/16	959
13,325	05/15/16	12,756
5,181	08/15/16	4,924
15,857	11/15/16	14,970
20,229	02/15/17	18,947
21,411	08/15/17	19,773
19,389	11/15/17	17,747
500	02/15/18	454
3,400	05/15/18	3,062
16,241	08/15/18	14,482
6,982	02/15/19	6,114
9,595	05/15/19	8,321
22,210	08/15/19	19,042
1,250	02/15/20	1,048
250	05/15/20	208
50,252	05/15/20	41,526
23,475	08/15/20	19,173
1,000	11/15/20	808
3,750	08/15/21	2,927
4,925	11/15/21	3,799
1,278	02/15/22	973
5,487	02/15/23	3,983
200	05/15/24	137
600	08/15/24	405
1,400	11/15/24	933
500	08/15/25	322
1,000	02/15/26	627
1,500	05/15/26	929
3,400	11/15/26	2,057
5,450	02/15/27	3,266
3,550	05/15/27	2,100
5,000	08/15/27	2,924

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
800	11/15/27	462
7,050	02/15/28	4,020
1,600	05/15/28	902
3,000	08/15/28	1,670
2,500	11/15/28	1,374
550	02/15/29	299
300	08/15/29	159
1,200	11/15/29	629
21,300	02/15/30	11,026
2,000	05/15/30	1,024
8,200	08/15/30	4,151
7,425	11/15/30	3,717
600	02/15/31	297
1,550	05/15/31	757
1,500	08/15/31	725
1,000	11/15/31	478
350	02/15/32	165
350	08/15/32	161
2,500	11/15/32	1,137
7,300	05/15/33	3,245
3,050	08/15/33	1,339

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,500	11/15/33	1,517
4,000	02/15/34	1,714
1,800	05/15/34	761
1,600	02/15/35	652
100	08/15/35	40

	Total U.S. Treasury Obligations (Cost $659,303)	739,203

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
29,385	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $29,385)	29,385

	Total Investments — 100.0% (Cost $2,945,444)	3,174,533
	Liabilities in Excess of Other Assets — (0.0)% (g)	(888)

	NET ASSETS — 100.0%	$3,173,645

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.5%
	Consumer Discretionary — 10.4%
	Auto Components — 0.2%
7	Goodyear Tire & Rubber Co. (The) (a)	86
19	Johnson Controls, Inc.	608

		694

	Automobiles — 0.5%
107	Ford Motor Co. (a)	1,188
7	Harley-Davidson, Inc.	257

		1,445

	Distributors — 0.1%
4	Genuine Parts Co.	243

	Diversified Consumer Services — 0.1%
3	Apollo Group, Inc., Class A (a)	160
2	DeVry, Inc.	76
9	H&R Block, Inc.	130

		366

	Hotels, Restaurants & Leisure — 1.9%
12	Carnival Corp.	401
1	Chipotle Mexican Grill, Inc. (a)	274
4	Darden Restaurants, Inc.	185
8	International Game Technology	129
8	Marriott International, Inc., Class A	234
29	McDonald's Corp.	2,640
21	Starbucks Corp.	814
5	Starwood Hotels & Resorts Worldwide, Inc.	244
5	Wyndham Worldwide Corp.	155
2	Wynn Resorts Ltd.	331
13	Yum! Brands, Inc.	712

		6,119

	Household Durables — 0.3%
8	D.R. Horton, Inc.	83
4	Fortune Brands, Inc.	248
2	Harman International Industries, Inc.	71
4	Leggett & Platt, Inc.	89
5	Lennar Corp., Class A	67
8	Newell Rubbermaid, Inc.	113
9	Pulte Group, Inc. (a)	46
2	Whirlpool Corp.	134

		851

	Internet & Catalog Retail — 1.0%
10	Amazon.com, Inc. (a)	2,162
6	Expedia, Inc.	170
1	Netflix, Inc. (a)	288

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Catalog Retail — Continued
1		priceline.com, Inc. (a)	750

			3,370

		Leisure Equipment & Products — 0.1%
4		Hasbro, Inc.	148
10		Mattel, Inc.	263

			411

		Media — 3.1%
6		Cablevision Systems Corp., Class A	117
19		CBS Corp. (Non Voting), Class B	471
78		Comcast Corp., Class A	1,673
22		DIRECTV, Class A (a)	949
8		Discovery Communications, Inc., Class A (a)	331
6		Gannett Co., Inc.	73
14		Interpublic Group of Cos., Inc. (The) (a)	119
9		McGraw-Hill Cos., Inc. (The)	361
64		News Corp., Class A	1,110
8		Omnicom Group, Inc.	321
3		Scripps Networks Interactive, Inc., Class A	109
9		Time Warner Cable, Inc.	620
30		Time Warner, Inc.	953
16		Viacom, Inc., Class B	794
53		Walt Disney Co. (The)	1,810
—	(h)	Washington Post Co. (The), Class B	52

			9,863

		Multiline Retail — 0.7%
2		Big Lots, Inc. (a)	72
3		Family Dollar Stores, Inc.	184
6		J.C. Penney Co., Inc.	160
8		Kohl's Corp. (a)	366
12		Macy's, Inc.	311
5		Nordstrom, Inc.	214
1		Sears Holdings Corp. (a) (c)	73
19		Target Corp.	1,001

			2,381

		Specialty Retail — 1.8%
2		Abercrombie & Fitch Co., Class A	157
2		AutoNation, Inc. (a)	72
1		AutoZone, Inc. (a)	218
7		Bed Bath & Beyond, Inc. (a)	398
9		Best Buy Co., Inc.	232
6		CarMax, Inc. (a)	178
4		GameStop Corp., Class A (a)	95
11		Gap, Inc. (The)	182

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Specialty Retail — Continued
45	Home Depot, Inc.	1,495
7	Limited Brands, Inc.	268
37	Lowe's Cos., Inc.	730
4	O'Reilly Automotive, Inc. (a)	251
3	Ross Stores, Inc.	252
20	Staples, Inc.	296
4	Tiffany & Co.	258
11	TJX Cos., Inc.	593
4	Urban Outfitters, Inc. (a)	92

		5,767

	Textiles, Apparel & Luxury Goods — 0.6%
8	Coach, Inc.	464
11	NIKE, Inc., Class B	925
2	Ralph Lauren Corp.	248
2	V.F. Corp.	288

		1,925

	Total Consumer Discretionary	33,435

	Consumer Staples — 11.1%
	Beverages — 2.6%
3	Brown-Forman Corp., Class B	208
64	Coca-Cola Co. (The)	4,536
9	Coca-Cola Enterprises, Inc.	252
5	Constellation Brands, Inc., Class A (a)	99
6	Dr. Pepper Snapple Group, Inc.	240
4	Molson Coors Brewing Co., Class B	196
44	PepsiCo, Inc.	2,864

		8,395

	Food & Staples Retailing — 2.3%
12	Costco Wholesale Corp.	965
38	CVS Caremark Corp.	1,369
17	Kroger Co. (The)	402
10	Safeway, Inc.	183
6	SUPERVALU, Inc. (c)	48
16	Sysco Corp.	458
26	Walgreen Co.	906
54	Wal-Mart Stores, Inc.	2,858
4	Whole Foods Market, Inc.	277

		7,466

	Food Products — 1.9%
19	Archer-Daniels-Midland Co.	546
5	Campbell Soup Co.	164
11	ConAgra Foods, Inc.	281
5	Dean Foods Co. (a)	45

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
18	General Mills, Inc.	681
9	H.J. Heinz Co.	476
4	Hershey Co. (The)	253
4	Hormel Foods Corp.	108
3	JM Smucker Co. (The)	235
7	Kellogg Co.	382
49	Kraft Foods, Inc., Class A	1,731
4	McCormick & Co., Inc. (Non- Voting)	178
6	Mead Johnson Nutrition Co.	409
16	Sara Lee Corp.	297
8	Tyson Foods, Inc., Class A	147

		5,933

	Household Products — 2.3%
4	Clorox Co.	261
14	Colgate-Palmolive Co.	1,237
11	Kimberly-Clark Corp.	764
78	Procter & Gamble Co. (The)	4,999

		7,261

	Personal Products — 0.2%
12	Avon Products, Inc.	273
3	Estee Lauder Cos., Inc. (The), Class A	313

		586

	Tobacco — 1.8%
59	Altria Group, Inc.	1,601
4	Lorillard, Inc.	450
50	Philip Morris International, Inc.	3,467
10	Reynolds American, Inc.	357

		5,875

	Total Consumer Staples	35,516

	Energy — 12.1%
	Energy Equipment & Services — 2.2%
12	Baker Hughes, Inc.	747
7	Cameron International Corp. (a)	358
2	Diamond Offshore Drilling, Inc. (c)	125
7	FMC Technologies, Inc. (a)	300
26	Halliburton Co.	1,142
3	Helmerich & Payne, Inc.	172
8	Nabors Industries Ltd., (Bermuda) (a)	149
12	National Oilwell Varco, Inc.	787
7	Noble Corp., (Switzerland)	239
4	Rowan Cos., Inc. (a)	129
38	Schlumberger Ltd.	2,981

		7,129

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Oil, Gas & Consumable Fuels — 9.9%
6	Alpha Natural Resources, Inc. (a)	211
14	Anadarko Petroleum Corp.	1,032
11	Apache Corp.	1,111
3	Cabot Oil & Gas Corp.	223
18	Chesapeake Energy Corp.	599
57	Chevron Corp.	5,592
40	ConocoPhillips	2,706
6	Consol Energy, Inc.	291
11	Denbury Resources, Inc. (a)	178
12	Devon Energy Corp.	807
22	El Paso Corp.	414
8	EOG Resources, Inc.	699
4	EQT Corp.	251
139	Exxon Mobil Corp.	10,257
9	Hess Corp.	505
20	Marathon Oil Corp.	539
10	Marathon Petroleum Corp.	371
5	Murphy Oil Corp.	291
4	Newfield Exploration Co. (a)	190
5	Noble Energy, Inc.	439
23	Occidental Petroleum Corp.	1,983
8	Peabody Energy Corp.	372
3	Pioneer Natural Resources Co.	257
5	QEP Resources, Inc.	175
5	Range Resources Corp.	292
10	Southwestern Energy Co. (a)	371
18	Spectra Energy Corp.	475
3	Sunoco, Inc.	130
4	Tesoro Corp. (a)	97
16	Valero Energy Corp.	364
17	Williams Cos., Inc. (The)	446

		31,668

	Total Energy	38,797

	Financials — 13.9%
	Capital Markets — 2.0%
7	Ameriprise Financial, Inc.	312
35	Bank of New York Mellon Corp. (The)	722
3	BlackRock, Inc.	465
30	Charles Schwab Corp. (The)	364
7	E*Trade Financial Corp. (a)	88
3	Federated Investors, Inc., Class B (c)	46
4	Franklin Resources, Inc.	486
15	Goldman Sachs Group, Inc. (The)	1,692
13	Invesco Ltd.	238
5	Janus Capital Group, Inc.	38

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
4	Legg Mason, Inc.	119
42	Morgan Stanley	731
7	Northern Trust Corp.	261
14	State Street Corp.	504
7	T. Rowe Price Group, Inc.	391

		6,457

	Commercial Banks — 2.5%
20	BB&T Corp.	437
6	Comerica, Inc.	151
26	Fifth Third Bancorp	274
7	First Horizon National Corp.	52
24	Huntington Bancshares, Inc.	122
27	KeyCorp	178
4	M&T Bank Corp.	269
15	PNC Financial Services Group, Inc.	742
35	Regions Financial Corp.	160
15	SunTrust Banks, Inc.	300
54	U.S. Bancorp	1,258
149	Wells Fargo & Co.	3,882
5	Zions Bancorp	90

		7,915

	Consumer Finance — 0.8%
29	American Express Co.	1,462
13	Capital One Financial Corp.	594
15	Discover Financial Services	386
15	SLM Corp. (a)	204

		2,646

	Diversified Financial Services — 3.3%
285	Bank of America Corp.	2,328
82	Citigroup, Inc. (a)	2,550
2	CME Group, Inc.	504
2	IntercontinentalExchange, Inc. (a)	244
112	JPMorgan Chase & Co. (q)	4,197
6	Leucadia National Corp.	165
6	Moody's Corp.	172
4	NASDAQ OMX Group, Inc. (The) (a)	100
7	NYSE Euronext	201

		10,461

	Insurance — 3.5%
9	ACE Ltd., (Switzerland)	613
13	Aflac, Inc.	496
15	Allstate Corp. (The)	386
12	American International Group, Inc. (a)	311

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Insurance — Continued
9	AON Corp.	434
3	Assurant, Inc.	95
49	Berkshire Hathaway, Inc., Class B (a)	3,554
8	Chubb Corp.	509
5	Cincinnati Financial Corp.	128
14	Genworth Financial, Inc., Class A (a)	95
12	Hartford Financial Services Group, Inc.	239
9	Lincoln National Corp.	183
9	Loews Corp.	329
15	Marsh & McLennan Cos., Inc.	458
30	MetLife, Inc.	999
9	Principal Financial Group, Inc.	229
18	Progressive Corp. (The)	353
14	Prudential Financial, Inc.	689
3	Torchmark Corp.	123
12	Travelers Cos., Inc. (The)	594
9	Unum Group	204
9	XL Group plc, (Ireland)	181

		11,202

	Real Estate Investment Trusts (REITs) — 1.7%
3	Apartment Investment &
	Management Co., Class A	89
3	AvalonBay Communities, Inc.	354
4	Boston Properties, Inc.	427
8	Equity Residential	507
11	HCP, Inc.	426
5	Health Care REIT, Inc.	253
19	Host Hotels & Resorts, Inc.	228
11	Kimco Realty Corp.	203
5	Plum Creek Timber Co., Inc.	173
13	ProLogis, Inc.	348
4	Public Storage	487
8	Simon Property Group, Inc.	969
8	Ventas, Inc.	432
5	Vornado Realty Trust	396
15	Weyerhaeuser Co.	273

		5,565

	Real Estate Management & Development — 0.0% (g)
8	CB Richard Ellis Group, Inc., Class A (a)	125

	Thrifts & Mortgage Finance — 0.1%
15	Hudson City Bancorp, Inc.	92
10	People's United Financial, Inc.	118

		210

	Total Financials	44,581

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care — 11.5%
	Biotechnology — 1.2%
26	Amgen, Inc. (a)	1,449
7	Biogen Idec, Inc. (a)	640
13	Celgene Corp. (a)	774
2	Cephalon, Inc. (a)	174
22	Gilead Sciences, Inc. (a)	883

		3,920

	Health Care Equipment & Supplies — 1.9%
16	Baxter International, Inc.	898
6	Becton, Dickinson & Co.	501
43	Boston Scientific Corp. (a)	291
2	C.R. Bard, Inc.	230
6	CareFusion Corp. (a)	161
14	Covidien plc, (Ireland)	728
4	DENTSPLY International, Inc.	139
3	Edwards Lifesciences Corp. (a)	243
1	Intuitive Surgical, Inc. (a)	421
30	Medtronic, Inc.	1,055
9	St. Jude Medical, Inc. (a)	421
9	Stryker Corp.	458
3	Varian Medical Systems, Inc. (a)	188
5	Zimmer Holdings, Inc. (a)	307

		6,041

	Health Care Providers & Services — 2.1%
11	Aetna, Inc.	427
8	AmerisourceBergen Corp.	305
10	Cardinal Health, Inc.	419
8	CIGNA Corp.	356
4	Coventry Health Care, Inc. (a)	137
3	DaVita, Inc. (a)	198
14	Express Scripts, Inc. (a)	644
5	Humana, Inc. (a)	368
3	Laboratory Corp. of America Holdings (a)	235
7	McKesson Corp.	567
11	Medco Health Solutions, Inc. (a)	609
3	Patterson Cos., Inc.	79
4	Quest Diagnostics, Inc.	221
14	Tenet Healthcare Corp. (a)	73
30	UnitedHealth Group, Inc.	1,448
10	WellPoint, Inc.	653

		6,739

	Health Care Technology — 0.1%
4	Cerner Corp. (a)	268

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Life Sciences Tools & Services — 0.4%
10	Agilent Technologies, Inc. (a)	361
5	Life Technologies Corp. (a)	211
3	PerkinElmer, Inc.	72
11	Thermo Fisher Scientific, Inc. (a)	592
3	Waters Corp. (a)	206

		1,442

	Pharmaceuticals — 5.8%
44	Abbott Laboratories	2,295
9	Allergan, Inc.	701
48	Bristol-Myers Squibb Co.	1,427
29	Eli Lilly & Co.	1,075
8	Forest Laboratories, Inc. (a)	276
5	Hospira, Inc. (a)	218
77	Johnson & Johnson	5,072
87	Merck & Co., Inc.	2,875
12	Mylan, Inc. (a)	257
222	Pfizer, Inc.	4,217
4	Watson Pharmaceuticals, Inc. (a)	239

		18,652

	Total Health Care	37,062

	Industrials — 10.2%
	Aerospace & Defense — 2.6%
21	Boeing Co. (The)	1,388
10	General Dynamics Corp.	670
4	Goodrich Corp.	313
22	Honeywell International, Inc.	1,058
5	ITT Corp.	245
3	L-3 Communications Holdings, Inc.	203
8	Lockheed Martin Corp.	594
8	Northrop Grumman Corp.	427
4	Precision Castparts Corp.	663
10	Raytheon Co.	433
4	Rockwell Collins, Inc.	219
8	Textron, Inc.	131
26	United Technologies Corp.	1,911

		8,255

	Air Freight & Logistics — 1.0%
5	C.H. Robinson Worldwide, Inc.	323
6	Expeditors International of Washington, Inc.	272
9	FedEx Corp.	699
28	United Parcel Service, Inc., Class B	1,869

		3,163

SHARES	SECURITY DESCRIPTION	VALUE($)

	Airlines — 0.0% (g)
22	Southwest Airlines Co.	192

	Building Products — 0.0% (g)
10	Masco Corp.	89

	Commercial Services & Supplies — 0.5%
3	Avery Dennison Corp.	86
4	Cintas Corp.	114
6	Iron Mountain, Inc.	184
6	Pitney Bowes, Inc.	116
5	R.R. Donnelley & Sons Co.	80
9	Republic Services, Inc.	259
2	Stericycle, Inc. (a)	212
13	Waste Management, Inc.	441

		1,492

	Construction & Engineering — 0.2%
5	Fluor Corp.	297
4	Jacobs Engineering Group, Inc. (a)	133
6	Quanta Services, Inc. (a)	117

		547

	Electrical Equipment — 0.4%
21	Emerson Electric Co.	984
4	Rockwell Automation, Inc.	260
3	Roper Industries, Inc.	208

		1,452

	Industrial Conglomerates — 2.2%
20	3M Co.	1,658
298	General Electric Co.	4,865
13	Tyco International Ltd., (Switzerland)	548

		7,071

	Machinery — 2.2%
18	Caterpillar, Inc.	1,649
6	Cummins, Inc.	513
15	Danaher Corp.	701
12	Deere & Co.	954
5	Dover Corp.	302
10	Eaton Corp.	412
2	Flowserve Corp.	148
14	Illinois Tool Works, Inc.	654
9	Ingersoll-Rand plc, (Ireland)	312
3	Joy Global, Inc.	247
10	PACCAR, Inc.	387
3	Pall Corp.	167
5	Parker Hannifin Corp.	335
2	Snap-On, Inc.	87

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Machinery — Continued
5	Stanley Black & Decker, Inc.	293

		7,161

	Professional Services — 0.1%
1	Dun & Bradstreet Corp.	93
3	Equifax, Inc.	112
4	Robert Half International, Inc.	98

		303

	Road & Rail — 0.8%
31	CSX Corp.	681
10	Norfolk Southern Corp.	672
1	Ryder System, Inc.	68
14	Union Pacific Corp.	1,271

		2,692

	Trading Companies & Distributors — 0.2%
8	Fastenal Co.	278
2	W.W. Grainger, Inc.	252

		530

	Total Industrials	32,947

	Information Technology — 18.2%
	Communications Equipment — 2.0%
155	Cisco Systems, Inc.	2,425
2	F5 Networks, Inc. (a)	186
4	Harris Corp.	144
6	JDS Uniphase Corp. (a)	83
15	Juniper Networks, Inc. (a)	314
8	Motorola Mobility Holdings, Inc. (a)	313
10	Motorola Solutions, Inc. (a)	402
47	QUALCOMM, Inc.	2,416
10	Tellabs, Inc.	42

		6,325

	Computers & Peripherals — 4.5%
26	Apple, Inc. (a)	10,008
46	Dell, Inc. (a)	686
58	EMC Corp. (a)	1,307
58	Hewlett-Packard Co.	1,518
2	Lexmark International, Inc., Class A (a)	71
10	NetApp, Inc. (a)	389
7	SanDisk Corp. (a)	246
7	Western Digital Corp. (a)	193

		14,418

	Electronic Equipment, Instruments & Components — 0.4%
5	Amphenol Corp., Class A	233

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — Continued
44	Corning, Inc.	664
4	FLIR Systems, Inc. (a)	116
6	Jabil Circuit, Inc.	93
4	Molex, Inc.	85

		1,191

	Internet Software & Services — 1.8%
5	Akamai Technologies, Inc. (a)	115
32	eBay, Inc. (a)	992
7	Google, Inc., Class A (a)	3,824
4	Monster Worldwide, Inc. (a)	34
5	VeriSign, Inc.	148
37	Yahoo!, Inc. (a)	498

		5,611

	IT Services — 3.6%
18	Accenture plc, (Ireland), Class A	977
14	Automatic Data Processing, Inc.	703
9	Cognizant Technology Solutions Corp., Class A (a)	543
4	Computer Sciences Corp.	134
8	Fidelity National Information Services, Inc.	213
4	Fiserv, Inc. (a)	225
34	International Business Machines Corp.	5,855
3	MasterCard, Inc., Class A	873
9	Paychex, Inc.	244
8	SAIC, Inc. (a)	118
5	Teradata Corp. (a)	249
5	Total System Services, Inc.	83
13	Visa, Inc., Class A	1,184
18	Western Union Co. (The)	294

		11,695

	Office Electronics — 0.1%
39	Xerox Corp.	327

	Semiconductors & Semiconductor Equipment — 2.2%
16	Advanced Micro Devices, Inc. (a)	111
9	Altera Corp.	330
8	Analog Devices, Inc.	278
37	Applied Materials, Inc.	420
13	Broadcom Corp., Class A (a)	478
2	First Solar, Inc. (a)	153
149	Intel Corp.	3,001
5	KLA-Tencor Corp.	173
6	Linear Technology Corp.	183
17	LSI Corp. (a)	116
6	MEMC Electronic Materials, Inc. (a)	45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
5	Microchip Technology, Inc.	176
24	Micron Technology, Inc. (a)	143
7	National Semiconductor Corp.	169
2	Novellus Systems, Inc. (a)	55
17	NVIDIA Corp. (a)	225
5	Teradyne, Inc. (a) (c)	63
33	Texas Instruments, Inc.	856
7	Xilinx, Inc.	233

		7,208

	Software — 3.6%
14	Adobe Systems, Inc. (a)	358
6	Autodesk, Inc. (a)	183
5	BMC Software, Inc. (a)	202
11	CA, Inc.	224
5	Citrix Systems, Inc. (a)	320
6	Compuware Corp. (a)	52
9	Electronic Arts, Inc. (a)	211
8	Intuit, Inc. (a)	380
209	Microsoft Corp.	5,551
110	Oracle Corp.	3,076
5	Red Hat, Inc. (a)	215
3	Salesforce.com, Inc. (a)	436
21	Symantec Corp. (a)	364

		11,572

	Total Information Technology	58,347

	Materials — 3.5%
	Chemicals — 2.1%
6	Air Products & Chemicals, Inc.	488
2	Airgas, Inc.	127
2	CF Industries Holdings, Inc.	367
33	Dow Chemical Co. (The)	941
26	E.I. du Pont de Nemours & Co.	1,261
2	Eastman Chemical Co.	165
7	Ecolab, Inc.	350
2	FMC Corp.	153
2	International Flavors & Fragrances, Inc.	131
15	Monsanto Co.	1,039
4	PPG Industries, Inc.	341
9	Praxair, Inc.	842
2	Sherwin-Williams Co. (The)	188
3	Sigma-Aldrich Corp.	221

		6,614

	Construction Materials — 0.0% (g)
4	Vulcan Materials Co.	127

SHARES	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — 0.1%
5	Ball Corp.	170
3	Bemis Co., Inc.	92
5	Owens-Illinois, Inc. (a)	87
5	Sealed Air Corp.	83

		432

	Metals & Mining — 1.1%
3	AK Steel Holding Corp.	28
30	Alcoa, Inc.	383
3	Allegheny Technologies, Inc.	150
4	Cliffs Natural Resources, Inc.	337
27	Freeport-McMoRan Copper & Gold, Inc.	1,256
14	Newmont Mining Corp.	869
9	Nucor Corp.	321
3	Titanium Metals Corp. (a)	40
4	United States Steel Corp.	122

		3,506

	Paper & Forest Products — 0.2%
12	International Paper Co.	334
5	MeadWestvaco Corp.	131

		465

	Total Materials	11,144

	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.7%
167	AT&T, Inc.	4,743
17	CenturyLink, Inc.	625
28	Frontier Communications Corp.	210
80	Verizon Communications, Inc.	2,878
14	Windstream Corp.	182

		8,638

	Wireless Telecommunication Services — 0.3%
11	American Tower Corp., Class A (a)	601
7	MetroPCS Communications, Inc. (a)	83
84	Sprint Nextel Corp. (a)	316

		1,000

	Total Telecommunication Services	9,638

	Utilities — 3.6%
	Electric Utilities — 1.9%
14	American Electric Power Co., Inc.	523
37	Duke Energy Corp.	708
9	Edison International	341
5	Entergy Corp.	326
19	Exelon Corp.	803
12	FirstEnergy Corp.	520

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Electric Utilities — Continued
12	NextEra Energy, Inc.	673
5	Northeast Utilities	173
6	Pepco Holdings, Inc.	124
3	Pinnacle West Capital Corp.	136
16	PPL Corp.	469
8	Progress Energy, Inc.	404
24	Southern Co.	988

		6,188

	Gas Utilities — 0.1%
1	Nicor, Inc.	71
3	Oneok, Inc.	214

		285

	Independent Power Producers & Energy Traders — 0.2%
18	AES Corp. (The) (a)	201
6	Constellation Energy Group, Inc.	217
7	NRG Energy, Inc. (a)	159

		577

	Multi-Utilities — 1.4%
7	Ameren Corp.	205
12	CenterPoint Energy, Inc.	239
7	CMS Energy Corp.	140
8	Consolidated Edison, Inc.	462
16	Dominion Resources, Inc.	789
5	DTE Energy Co.	241
2	Integrys Energy Group, Inc.	110
8	NiSource, Inc.	168
11	PG&E Corp.	474
14	Public Service Enterprise Group, Inc.	485
3	SCANA Corp.	129
7	Sempra Energy	354
6	TECO Energy, Inc.	111
7	Wisconsin Energy Corp.	208
14	Xcel Energy, Inc.	336

		4,451

	Total Utilities	11,501

	Total Common Stocks (Cost $266,169)	312,968

SHARES	SECURITY DESCRIPTION	VALUE($)

Mutual Fund — 0.1%
4	SPDR S&P 500 ETF Trust (Cost $428)	427

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
200	0.015%, 10/20/11 (k) (n)	200
325	0.041%, 11/03/11 (k) (n)	325

	Total U.S. Treasury Obligations (Cost $525)	525

NO. OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
2	American International Group, Inc., expiring 01/19/21 (a) (Cost $—)	15

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
6,418	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $6,418)	6,418

Investments of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
302	JPMorgan Prime Money Market Fund, Capital Shares, 0.080% (b) (l) (Cost $302)	302

	Total Investments — 99.9% (Cost $273,842)	320,655
	Other Assets in Excess of Liabilities — 0.1%	433

	NET ASSETS — 100.0%	$321,088

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
115	E-mini S&P 500	09/16/11	$7,002	$328

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 2.4%
	AH Mortgage Advance Trust,
295	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	295
178	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	178
750	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	751
	Ally Auto Receivables Trust,
60	Series 2010-1, Class A3, 1.450%, 05/15/14	60
176	Series 2010-4, Class A3, 0.910%, 11/17/14	177
	AmeriCredit Automobile Receivables Trust,
114	Series 2009-1, Class A3, 3.040%, 10/15/13	116
23	Series 2010-1, Class A3, 1.660%, 03/17/14	23
130	Series 2010-3, Class A3, 1.140%, 04/08/15	130
132	Series 2010-4, Class A2, 0.960%, 05/08/14	132
75	Series 2010-4, Class A3, 1.270%, 04/08/15	76
155	Series 2011-3, Class A2, 0.840%, 11/10/14	155
	Bank of America Auto Trust,
189	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	190
150	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	154
92	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	93
100	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	103
75	Series 2010-2, Class A3, 1.310%, 07/15/14	75
125	Series 2010-2, Class A4, 1.940%, 06/15/17	128
75	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	53
60	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	60
200	Centex Home Equity, Series 2004- D, Class AF4, SUB, 4.680%, 06/25/32	189
	Chrysler Financial Auto Securitization Trust,
73	Series 2009-A, Class A3, 2.820%, 01/15/16	74
250	Series 2010-A, Class A3, 0.910%, 08/08/13	250
300	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	309
	CNH Equipment Trust,
89	Series 2010-A, Class A3, 1.540%, 07/15/14	90
300	Series 2010-C, Class A3, 1.170%, 05/15/15	301
48	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	28
	Ford Credit Auto Owner Trust,
107	Series 2009-B, Class A3, 2.790%, 08/15/13	108
200	Series 2009-B, Class A4, 4.500%, 07/15/14	209

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

200	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	205
101	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	92
144	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	145
	Honda Auto Receivables Owner Trust,
100	Series 2009-2, Class A3, 2.790%, 01/15/13	100
100	Series 2009-2, Class A4, 4.430%, 07/15/15	103
66	Series 2009-3, Class A3, 2.310%, 05/15/13	67
150	Series 2009-3, Class A4, 3.300%, 09/15/15	154
	HSBC Home Equity Loan Trust,
90	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	79
65	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	61
75	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	67
125	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/15	126
21	John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	21
182	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	182
407	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	418
105	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	106
	Nissan Auto Receivables Owner Trust,
115	Series 2010-A, Class A3, 0.870%, 07/15/14	115
75	Series 2010-A, Class A4, 1.310%, 09/15/16	76
229	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	228
	Santander Drive Auto Receivables Trust,
110	Series 2010-3, Class A3, 1.200%, 06/16/14	110
100	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	103
44	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	44
225	Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	225
135	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	138

	Total Asset-Backed Securities (Cost $7,469)	7,472

Collateralized Mortgage Obligations — 33.6%
	Agency CMO — 27.2%
85	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	96

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal Home Loan Mortgage Corp. REMICS,
7		Series 11, Class D, 9.500%, 07/15/19	8
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
4		Series 46, Class B, 7.800%, 09/15/20	5
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
4		Series 99, Class Z, 9.500%, 01/15/21	4
21		Series 114, Class H, 6.950%, 01/15/21	23
1		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	2
1		Series 1084, Class F, VAR, 1.200%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	2
11		Series 1144, Class KB, 8.500%, 09/15/21	13
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	2
14		Series 1206, Class IA, 7.000%, 03/15/22	16
9		Series 1250, Class J, 7.000%, 05/15/22	11
30		Series 1343, Class LA, 8.000%, 08/15/22	36
129		Series 1466, Class PZ, 7.500%, 02/15/23	148
2		Series 1470, Class F, VAR, 2.338%, 02/15/23	2
48		Series 1491, Class I, 7.500%, 04/15/23	57
49		Series 1518, Class G, IF, 8.854%, 05/15/23	58
42		Series 1541, Class O, VAR, 1.920%, 07/15/23	43
3		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	5
154		Series 1608, Class L, 6.500%, 09/15/23	176
111		Series 1609, Class LG, IF, 16.792%, 11/15/23	134
4		Series 1671, Class L, 7.000%, 02/15/24	5
24		Series 1700, Class GA, PO, 02/15/24	21
243		Series 1706, Class K, 7.000%, 03/15/24	283
790		Series 1720, Class PL, 7.500%, 04/15/24	918
20		Series 1745, Class D, 7.500%, 08/15/24	24
54		Series 1798, Class F, 5.000%, 05/15/23	59
2		Series 1807, Class G, 9.000%, 10/15/20	2
230		Series 1927, Class PH, 7.500%, 01/15/27	269
107		Series 1981, Class Z, 6.000%, 05/15/27	118
32		Series 1987, Class PE, 7.500%, 09/15/27	37
17		Series 2025, Class PE, 6.300%, 01/15/13	17
16		Series 2033, Class SN, HB, IF, 25.422%, 03/15/24	11
43		Series 2038, Class PN, IO, 7.000%, 03/15/28	9
204		Series 2040, Class PE, 7.500%, 03/15/28	245
56		Series 2056, Class TD, 6.500%, 05/15/18	61

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
250	Series 2063, Class PG, 6.500%, 06/15/28	290
44	Series 2064, Class TE, 7.000%, 06/15/28	53
175	Series 2075, Class PH, 6.500%, 08/15/28	203
170	Series 2075, Class PM, 6.250%, 08/15/28	180
50	Series 2089, Class PJ, IO, 7.000%, 10/15/28	11
15	Series 2102, Class TC, 6.000%, 12/15/13	16
87	Series 2115, Class PE, 6.000%, 01/15/14	89
124	Series 2125, Class JZ, 6.000%, 02/15/29	132
21	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
484	Series 2169, Class TB, 7.000%, 06/15/29	564
136	Series 2172, Class QC, 7.000%, 07/15/29	159
1	Series 2196, Class TL, 7.500%, 11/15/29	1
71	Series 2201, Class C, 8.000%, 11/15/29	84
147	Series 2210, Class Z, 8.000%, 01/15/30	178
59	Series 2224, Class CB, 8.000%, 03/15/30	70
87	Series 2256, Class MC, 7.250%, 09/15/30	104
122	Series 2259, Class ZM, 7.000%, 10/15/30	142
97	Series 2271, Class PC, 7.250%, 12/15/30	116
148	Series 2283, Class K, 6.500%, 12/15/23	160
50	Series 2296, Class PD, 7.000%, 03/15/31	59
27	Series 2306, Class K, PO, 05/15/24	25
66	Series 2306, Class SE, IF, IO, 7.630%, 05/15/24	13
70	Series 2333, Class HC, 6.000%, 07/15/31	70
52	Series 2344, Class QG, 6.000%, 08/15/16	56
1,101	Series 2344, Class ZD, 6.500%, 08/15/31	1,227
145	Series 2344, Class ZJ, 6.500%, 08/15/31	162
99	Series 2345, Class NE, 6.500%, 08/15/31	105
94	Series 2345, Class PQ, 6.500%, 08/15/16	100
92	Series 2347, Class VP, 6.500%, 03/15/20	94
143	Series 2351, Class PZ, 6.500%, 08/15/31	155
64	Series 2355, Class BP, 6.000%, 09/15/16	69
73	Series 2360, Class PG, 6.000%, 09/15/16	79
61	Series 2366, Class MD, 6.000%, 10/15/16	66
104	Series 2391, Class QR, 5.500%, 12/15/16	111
90	Series 2410, Class NG, 6.500%, 02/15/32	102
125	Series 2410, Class OE, 6.375%, 02/15/32	140
49	Series 2410, Class QX, IF, IO, 8.443%, 02/15/32	11
259	Series 2412, Class SP, IF, 15.686%, 02/15/32	330
55	Series 2423, Class MC, 7.000%, 03/15/32	62
117	Series 2423, Class MT, 7.000%, 03/15/32	132
243	Series 2435, Class CJ, 6.500%, 04/15/32	287
81	Series 2435, Class VH, 6.000%, 07/15/19	81
169	Series 2441, Class GF, 6.500%, 04/15/32	195
136	Series 2444, Class ES, IF, IO, 7.743%, 03/15/32	27

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
153	Series 2450, Class GZ, 7.000%, 05/15/32	179
54	Series 2450, Class SW, IF, IO, 7.793%, 03/15/32	11
269	Series 2455, Class GK, 6.500%, 05/15/32	309
411	Series 2466, Class DH, 6.500%, 06/15/32	465
319	Series 2466, Class PG, 6.500%, 04/15/32	338
183	Series 2474, Class NR, 6.500%, 07/15/32	209
348	Series 2484, Class LZ, 6.500%, 07/15/32	404
545	Series 2500, Class MC, 6.000%, 09/15/32	604
607	Series 2512, Class PG, 5.500%, 10/15/22	673
1	Series 2519, Class BT, 8.500%, 09/15/31	1
130	Series 2535, Class BK, 5.500%, 12/15/22	144
286	Series 2537, Class TE, 5.500%, 12/15/17	308
675	Series 2543, Class YX, 6.000%, 12/15/32	769
1,000	Series 2568, Class KG, 5.500%, 02/15/23	1,110
810	Series 2575, Class ME, 6.000%, 02/15/33	925
103	Series 2586, Class WI, IO, 6.500%, 03/15/33	19
171	Series 2587, Class CO, PO, 03/15/32	165
101	Series 2594, Class VQ, 6.000%, 08/15/20	102
293	Series 2597, Class AD, 6.500%, 03/15/32	304
26	Series 2597, Class DS, IF, IO, 7.343%, 02/15/33	2
47	Series 2599, Class DS, IF, IO, 6.793%, 02/15/33	2
173	Series 2610, Class DS, IF, IO, 6.893%, 03/15/33	5
71	Series 2611, Class SH, IF, IO, 7.443%, 10/15/21	1
383	Series 2617, Class GR, 4.500%, 05/15/18	409
24	Series 2619, Class IM, IO, 5.000%, 10/15/21	—	(h)
300	Series 2622, Class PE, 4.500%, 05/15/18	322
184	Series 2628, Class WA, 4.000%, 07/15/28	185
186	Series 2631, Class LC, 4.500%, 06/15/18	198
202	Series 2640, Class VE, 3.250%, 07/15/22	209
297	Series 2651, Class VZ, 4.500%, 07/15/18	317
476	Series 2657, Class MD, 5.000%, 12/15/20	487
38	Series 2668, Class SB, IF, 7.016%, 10/15/15	38
202	Series 2672, Class ME, 5.000%, 11/15/22	221
506	Series 2675, Class CK, 4.000%, 09/15/18	537
202	Series 2682, Class YS, IF, 8.718%, 10/15/33	203
1,000	Series 2684, Class PO, PO, 01/15/33	923
53	Series 2684, Class TO, PO, 10/15/33	51
14	Series 2686, Class GB, 5.000%, 05/15/20	14
59	Series 2691, Class WS, IF, 8.689%, 10/15/33	60
571	Series 2695, Class DE, 4.000%, 01/15/17	581

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
99	Series 2705, Class SC, IF, 8.689%, 11/15/33	100
99	Series 2705, Class SD, IF, 8.734%, 11/15/33	102
14	Series 2744, Class FE, VAR, 02/15/34	14
335	Series 2744, Class TU, 5.500%, 05/15/32	358
58	Series 2755, Class PA, PO, 02/15/29	56
46	Series 2755, Class SA, IF, 13.786%, 05/15/30	52
67	Series 2776, Class SK, IF, 8.764%, 04/15/34	67
751	Series 2777, Class KO, PO, 02/15/33	717
300	Series 2802, Class MB, 5.500%, 11/15/31	312
114	Series 2815, Class YS, IF, 9.612%, 01/15/34	116
791	Series 2907, Class VC, 4.500%, 05/15/34	863
290	Series 2934, Class EC, PO, 02/15/20	279
251	Series 2990, Class SL, HB, IF, 23.734%, 06/15/34	362
500	Series 2999, Class ND, 4.500%, 07/15/20	551
291	Series 3068, Class AO, PO, 01/15/35	278
344	Series 3117, Class EO, PO, 02/15/36	319
42	Series 3117, Class OK, PO, 02/15/36	37
554	Series 3122, Class OH, PO, 03/15/36	509
482	Series 3137, Class XP, 6.000%, 04/15/36	542
26	Series 3149, Class SO, PO, 05/15/36	22
580	Series 3152, Class MO, PO, 03/15/36	517
268	Series 3171, Class MO, PO, 06/15/36	244
260	Series 3179, Class OA, PO, 07/15/36	231
1,002	Series 3202, Class HI, IF, IO, 6.443%, 08/15/36	160
251	Series 3232, Class ST, IF, IO, 6.493%, 10/15/36	37
344	Series 3253, Class PO, PO, 12/15/21	336
545	Series 3481, Class SJ, IF, IO, 5.643%, 08/15/38	68
288	Series 3607, Class AO, PO, 04/15/36	251
261	Series 3607, Class EO, PO, 02/15/33	246
240	Series 3611, Class PO, PO, 07/15/34	216
928	Series 3666, Class VA, 5.500%, 12/15/22	1,036
939	Series 3680, Class MA, 4.500%, 07/15/39	1,026
1,025	Series 3819, Class ZQ, 6.000%, 04/15/36	1,191
129	Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	12
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
55	Series T-41, Class 3A, VAR, 7.010%, 07/25/32	64
47	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	55
468	Series T-54, Class 2A, 6.500%, 02/25/43	529
161	Series T-54, Class 3A, 7.000%, 02/25/43	187
1,250	Series T-56, Class A5, 5.231%, 05/25/43	1,359
43	Series T-58, Class APO, PO, 09/25/43	36
341	Series T-76, Class 2A, VAR, 4.787%, 10/25/37	352

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
159		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	174
		Federal National Mortgage Association REMICS,
3		Series 1988-7, Class Z, 9.250%, 04/25/18	3
12		Series 1989-70, Class G, 8.000%, 10/25/19	14
6		Series 1989-78, Class H, 9.400%, 11/25/19	7
4		Series 1989-83, Class H, 8.500%, 11/25/19	4
4		Series 1989-89, Class H, 9.000%, 11/25/19	4
1		Series 1990-1, Class D, 8.800%, 01/25/20	2
2		Series 1990-7, Class B, 8.500%, 01/25/20	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
3		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
15		Series 1990-102, Class J, 6.500%, 08/25/20	16
5		Series 1990-120, Class H, 9.000%, 10/25/20	6
1		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
6		Series 1991-42, Class S, IF, 17.238%, 05/25/21	8
100		Series 1992-107, Class SB, HB, IF, 29.329%, 06/25/22	173
7		Series 1992-143, Class MA, 5.500%, 09/25/22	8
47		Series 1993-25, Class J, 7.500%, 03/25/23	54
278		Series 1993-37, Class PX, 7.000%, 03/25/23	317
97		Series 1993-54, Class Z, 7.000%, 04/25/23	110
20		Series 1993-62, Class SA, IF, 17.411%, 04/25/23	27
26		Series 1993-122, Class M, 6.500%, 07/25/23	30
10		Series 1993-165, Class SD, IF, 12.018%, 09/25/23	13
44		Series 1993-178, Class PK, 6.500%, 09/25/23	50
821		Series 1993-183, Class KA, 6.500%, 10/25/23	933
331		Series 1993-189, Class PL, 6.500%, 10/25/23	376
25		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	30
70		Series 1993-247, Class SA, HB, IF, 25.085%, 12/25/23	110
126		Series 1993-250, Class Z, 7.000%, 12/25/23	135

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
126	Series 1993-257, Class C, PO, 06/25/23	122
4	Series 1994-9, Class E, PO, 11/25/23	4
184	Series 1996-14, Class SE, IF, IO, 7.780%, 08/25/23	35
8	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	9
23	Series 1996-59, Class J, 6.500%, 08/25/22	25
44	Series 1996-59, Class K, 6.500%, 07/25/23	45
91	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
92	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
48	Series 1997-27, Class J, 7.500%, 04/18/27	53
43	Series 1997-29, Class J, 7.500%, 04/20/27	49
96	Series 1997-39, Class PD, 7.500%, 05/20/27	109
37	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	8
5	Series 1998-4, Class C, PO, 04/25/23	5
58	Series 1998-36, Class ZB, 6.000%, 07/18/28	66
423	Series 1998-43, Class EA, PO, 04/25/23	396
225	Series 2000-2, Class ZE, 7.500%, 02/25/30	263
84	Series 2001-4, Class PC, 7.000%, 03/25/21	92
52	Series 2001-5, Class OW, 6.000%, 03/25/16	53
233	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	52
189	Series 2001-36, Class DE, 7.000%, 08/25/31	221
55	Series 2001-44, Class PD, 7.000%, 09/25/31	65
342	Series 2001-48, Class Z, 6.500%, 09/25/21	385
55	Series 2001-49, Class Z, 6.500%, 09/25/31	64
134	Series 2001-71, Class MB, 6.000%, 12/25/16	144
172	Series 2001-71, Class QE, 6.000%, 12/25/16	185
965	Series 2001-74, Class MB, 6.000%, 12/25/16	1,040
22	Series 2001-80, Class PE, 6.000%, 07/25/29	22
42	Series 2001-81, Class LO, PO, 01/25/32	39
117	Series 2002-1, Class HC, 6.500%, 02/25/22	127
48	Series 2002-1, Class SA, HB, IF, 24.478%, 02/25/32	76
79	Series 2002-2, Class UC, 6.000%, 02/25/17	85
165	Series 2002-3, Class OG, 6.000%, 02/25/17	178
146	Series 2002-21, Class PE, 6.500%, 04/25/32	167
284	Series 2002-24, Class AJ, 6.000%, 04/25/17	310
137	Series 2002-28, Class PK, 6.500%, 05/25/32	159
188	Series 2002-37, Class Z, 6.500%, 06/25/32	218
442	Series 2002-84, Class VB, 5.500%, 04/25/15	472
14	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
405	Series 2002-94, Class BK, 5.500%, 01/25/18	437

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
202	Series 2003-22, Class UD, 4.000%, 04/25/33	215
162	Series 2003-34, Class GB, 6.000%, 03/25/33	186
304	Series 2003-34, Class GE, 6.000%, 05/25/33	363
36	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	7
405	Series 2003-47, Class PE, 5.750%, 06/25/33	459
87	Series 2003-52, Class SX, HB, IF, 22.295%, 10/25/31	131
112	Series 2003-64, Class SX, IF, 13.279%, 07/25/33	123
353	Series 2003-71, Class DS, IF, 7.216%, 08/25/33	357
338	Series 2003-73, Class GA, 3.500%, 05/25/31	347
392	Series 2003-80, Class SY, IF, IO, 7.432%, 06/25/23	46
383	Series 2003-83, Class PG, 5.000%, 06/25/23	416
62	Series 2003-91, Class SD, IF, 12.136%, 09/25/33	72
117	Series 2003-106, Class US, IF, 8.747%, 11/25/23	119
418	Series 2003-116, Class SB, IF, IO, 7.382%, 11/25/33	89
70	Series 2003-128, Class KE, 4.500%, 01/25/14	72
500	Series 2003-128, Class NG, 4.000%, 01/25/19	535
107	Series 2003-130, Class SX, IF, 11.192%, 01/25/34	121
151	Series 2004-14, Class SD, IF, 8.747%, 03/25/34	153
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,072
44	Series 2004-21, Class CO, PO, 04/25/34	38
405	Series 2004-25, Class PC, 5.500%, 01/25/34	455
316	Series 2004-25, Class SA, IF, 18.924%, 04/25/34	436
263	Series 2004-36, Class PC, 5.500%, 02/25/34	296
236	Series 2004-36, Class SA, IF, 18.924%, 05/25/34	327
183	Series 2004-46, Class SK, IF, 15.899%, 05/25/34	235
66	Series 2004-61, Class CO, PO, 10/25/31	64
140	Series 2004-61, Class SH, HB, IF, 23.115%, 11/25/32	215
168	Series 2004-74, Class SW, IF, 15.080%, 11/25/31	222
287	Series 2004-76, Class CL, 4.000%, 10/25/19	305
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,873
83	Series 2005-40, Class YA, 5.000%, 09/25/20	86
224	Series 2005-45, Class DC, HB, IF, 23.509%, 06/25/35	331

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
140	Series 2005-52, Class PA, 6.500%, 06/25/35	152
217	Series 2005-56, Class S, IF, IO, 6.492%, 07/25/35	37
395	Series 2005-56, Class TP, IF, 17.495%, 08/25/33	504
1,214	Series 2005-68, Class PG, 5.500%, 08/25/35	1,368
462	Series 2005-73, Class PS, IF, 16.154%, 08/25/35	547
215	Series 2005-74, Class CS, IF, 19.419%, 05/25/35	300
428	Series 2005-106, Class US, HB, IF, 23.766%, 11/25/35	645
547	Series 2006-27, Class OH, PO, 04/25/36	512
625	Series 2006-43, Class VB, 6.500%, 10/25/17	664
238	Series 2006-44, Class P, PO, 12/25/33	216
1,026	Series 2006-56, Class FC, VAR, 0.508%, 07/25/36	1,023
496	Series 2006-59, Class QO, PO, 01/25/33	465
194	Series 2006-65, Class QO, PO, 07/25/36	177
290	Series 2006-72, Class GO, PO, 08/25/36	262
500	Series 2006-77, Class PC, 6.500%, 08/25/36	586
231	Series 2006-79, Class DO, PO, 08/25/36	210
517	Series 2006-110, Class PO, PO, 11/25/36	474
1,000	Series 2006-124, Class HB, VAR, 5.965%, 11/25/36	1,095
406	Series 2007-14, Class ES, IF, IO, 6.222%, 03/25/37	59
246	Series 2007-79, Class SB, HB, IF, 23.216%, 08/25/37	345
500	Series 2007-81, Class GE, 6.000%, 08/25/37	588
1,525	Series 2007-84, Class PD, 6.000%, 08/25/32	1,571
429	Series 2007-88, Class VI, IF, IO, 6.322%, 09/25/37	72
1,123	Series 2007-91, Class ES, IF, IO, 6.242%, 10/25/37	196
66	Series 2007-97, Class MS, IF, 14.266%, 12/25/31	68
301	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	321
270	Series 2007-116, Class HI, IO, VAR, 6.413%, 01/25/38	20
193	Series 2008-10, Class XI, IF, IO, 6.012%, 03/25/38	28
248	Series 2008-16, Class IS, IF, IO, 5.982%, 03/25/38	32
253	Series 2008-28, Class QS, HB, IF, 20.045%, 04/25/38	334

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
275	Series 2008-46, Class HI, IO, VAR, 6.658%, 06/25/38	19
105	Series 2008-66, Class GD, 6.000%, 06/25/30	108
294	Series 2009-69, Class PO, PO, 09/25/39	267
758	Series 2009-71, Class BC, 4.500%, 09/25/24	851
480	Series 2009-103, Class MB, 4.000%, 12/25/39	512
1,414	Series 2010-133, Class A, 5.500%, 05/25/38	1,513
4	Series G-14, Class L, 8.500%, 06/25/21	5
21	Series G-18, Class Z, 8.750%, 06/25/21	25
5	Series G-22, Class G, 6.000%, 12/25/16	6
16	Series G-35, Class M, 8.750%, 10/25/21	19
63	Series G92-35, Class E, 7.500%, 07/25/22	71
4	Series G92-42, Class Z, 7.000%, 07/25/22	4
73	Series G92-44, Class ZQ, 8.000%, 07/25/22	83
68	Series G92-54, Class ZQ, 7.500%, 09/25/22	77
15	Series G93-5, Class Z, 6.500%, 02/25/23	17
19	Series G95-1, Class C, 8.800%, 01/25/25	22
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
5	Series 218, Class 2, IO, 7.500%, 04/01/23	1
50	Series 329, Class 1, PO, 01/01/33	45
	Federal National Mortgage Association Whole Loan,
220	Series 2003-W1, Class 1A1, VAR, 6.333%, 12/25/42	262
63	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	71
153	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	177
472	Series 2005-W3, Class 2AF, VAR, 0.438%, 03/25/45	469
122	Series 2007-W7, Class 1A4, HB, IF, 37.870%, 07/25/37	211
	Government National Mortgage Association,
55	Series 1994-3, Class PQ, 7.488%, 07/16/24	66
182	Series 1994-4, Class KQ, 7.988%, 07/16/24	211
350	Series 1994-7, Class PQ, 6.500%, 10/16/24	406
83	Series 1995-3, Class DQ, 8.050%, 06/16/25	96
21	Series 1995-7, Class CQ, 7.500%, 09/16/25	23
159	Series 1996-16, Class E, 7.500%, 08/16/26	183
32	Series 1998-26, Class K, 7.500%, 09/17/25	38
468	Series 1999-10, Class ZC, 6.500%, 04/20/29	540
56	Series 1999-30, Class S, IF, IO, 8.392%, 08/16/29	11
51	Series 1999-41, Class Z, 8.000%, 11/16/29	60
43	Series 1999-44, Class PC, 7.500%, 12/20/29	50
97	Series 2000-6, Class Z, 7.500%, 02/20/30	109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
18	Series 2000-9, Class Z, 8.000%, 06/20/30	21
414	Series 2000-9, Class ZJ, 8.500%, 02/16/30	512
160	Series 2000-14, Class PD, 7.000%, 02/16/30	185
45	Series 2000-16, Class ZN, 7.500%, 02/16/30	48
240	Series 2000-37, Class B, 8.000%, 12/20/30	281
19	Series 2000-38, Class AH, 7.150%, 12/20/30	23
133	Series 2001-7, Class PK, 6.500%, 03/20/31	144
8	Series 2001-32, Class WA, IF, 19.592%, 07/20/31	11
282	Series 2001-64, Class MQ, 6.500%, 12/20/31	300
48	Series 2002-7, Class PG, 6.500%, 01/20/32	57
67	Series 2002-31, Class S, IF, IO, 8.492%, 01/16/31	19
186	Series 2002-40, Class UK, 6.500%, 06/20/32	217
181	Series 2002-47, Class PG, 6.500%, 07/16/32	212
236	Series 2002-47, Class PY, 6.000%, 07/20/32	266
224	Series 2002-47, Class ZA, 6.500%, 07/20/32	256
18	Series 2002-51, Class SG, HB, IF, 31.577%, 04/20/31	34
104	Series 2002-54, Class GB, 6.500%, 08/20/32	119
78	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	4
106	Series 2003-4, Class NY, 5.500%, 12/20/13	111
39	Series 2003-24, Class PO, PO, 03/16/33	31
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	366
185	Series 2003-52, Class AP, PO, 06/16/33	146
39	Series 2004-28, Class S, IF, 19.090%, 04/16/34	55
69	Series 2004-68, Class PO, PO, 05/20/31	65
153	Series 2004-71, Class SB, HB, IF, 28.418%, 09/20/34	217
77	Series 2004-73, Class AE, IF, 14.425%, 08/17/34	95
749	Series 2004-90, Class SI, IF, IO, 5.887%, 10/20/34	108
224	Series 2005-68, Class DP, IF, 15.932%, 06/17/35	267
1,583	Series 2005-68, Class KI, IF, IO, 6.087%, 09/20/35	269
178	Series 2006-59, Class SD, IF, IO, 6.487%, 10/20/36	28
602	Series 2007-17, Class JI, IF, IO, 6.602%, 04/16/37	103
731	Series 2007-27, Class SA, IF, IO, 5.987%, 05/20/37	102
1,193	Series 2007-40, Class SB, IF, IO, 6.537%, 07/20/37	182
761	Series 2007-45, Class QA, IF, IO, 6.427%, 07/20/37	110

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
304	Series 2007-49, Class NO, PO, 12/20/35	286
921	Series 2007-50, Class AI, IF, IO, 6.562%, 08/20/37	149
178	Series 2007-53, Class ES, IF, IO, 6.337%, 09/20/37	24
231	Series 2007-53, Class SW, IF, 19.566%, 09/20/37	304
455	Series 2007-57, Class QA, IF, IO, 6.287%, 10/20/37	65
319	Series 2007-71, Class SB, IF, IO, 6.487%, 07/20/36	37
444	Series 2007-72, Class US, IF, IO, 6.337%, 11/20/37	59
444	Series 2007-76, Class SA, IF, IO, 6.317%, 11/20/37	61
117	Series 2008-25, Class SB, IF, IO, 6.687%, 03/20/38	18
255	Series 2008-33, Class XS, IF, IO, 7.492%, 04/16/38	43
499	Series 2008-40, Class SA, IF, IO, 6.192%, 05/16/38	101
500	Series 2008-50, Class KB, 6.000%, 06/20/38	584
631	Series 2008-55, Class SA, IF, IO, 5.987%, 06/20/38	92
544	Series 2008-93, Class AS, IF, IO, 5.487%, 12/20/38	69
251	Series 2009-6, Class SA, IF, IO, 5.892%, 02/16/39	31
255	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	47
965	Series 2009-22, Class SA, IF, IO, 6.057%, 04/20/39	131
975	Series 2009-31, Class ST, IF, IO, 6.137%, 03/20/39	127
975	Series 2009-31, Class TS, IF, IO, 6.087%, 03/20/39	131
598	Series 2009-79, Class OK, PO, 11/16/37	507
1,244	Series 2009-106, Class ST, IF, IO, 5.787%, 02/20/38	180
368	Series 2010-14, Class AO, PO, 12/20/32	324
427	Series 2010-130, Class CP, 7.000%, 10/16/40	506
	NCUA Guaranteed Notes,
1,144	Series 2010-C1, Class APT, 2.650%, 10/29/20	1,187
224	Series 2010-R3, Class 3A, 2.400%, 12/08/20	231
	Vendee Mortgage Trust,
878	Series 1993-1, Class ZB, 7.250%, 02/15/23	1,020
355	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	392

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
508	Series 1996-1, Class 1Z, 6.750%, 02/15/26	597
173	Series 1996-2, Class 1Z, 6.750%, 06/15/26	203
675	Series 1997-1, Class 2Z, 7.500%, 02/15/27	799
170	Series 1998-1, Class 2E, 7.000%, 03/15/28	199

		85,990

	Non-Agency CMO — 6.4%
12	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	12
	AH Mortgage Advance Trust,
267	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	267
100	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	100
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	351
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	202
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	406
	ASG Resecuritization Trust,
269	Series 2009-1, Class A60, VAR, 5.218%, 06/26/37 (e)	272
293	Series 2009-2, Class A55, VAR, 5.367%, 05/24/36 (e)	290
581	Series 2009-3, Class A65, VAR, 5.235%, 03/26/37 (e)	576
	Banc of America Alternative Loan Trust,
227	Series 2003-7, Class 2A4, 5.000%, 09/25/18	232
168	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	173
60	Series 2003-11, Class PO, PO, 01/25/34	49
	Banc of America Funding Corp.,
69	Series 2004-1, Class PO, PO, 03/25/34	55
47	Series 2004-3, Class 1A7, 5.500%, 10/25/34	47
	Banc of America Mortgage Securities, Inc.,
43	Series 2003-8, Class APO, PO, 11/25/33	35
115	Series 2004-1, Class APO, PO, 02/25/34	98
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	205
71	Series 2004-6, Class APO, PO, 07/25/34	59
	BCAP LLC Trust,
649	Series 2010-RR7, Class 2A1, VAR, 5.127%, 07/26/45 (e)	613
238	Series 2011-RR5, Class 14A3, VAR, 2.846%, 07/26/36 (e) (f) (i)	228
205	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	190

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Citigroup Mortgage Loan Trust, Inc.,
54	Series 2003-UP3, Class A3, 7.000%, 09/25/33	55
149	Series 2003-UST1, Class A1, 5.500%, 12/25/18	156
21	Series 2003-UST1, Class PO1, PO, 12/25/18	19
20	Series 2003-UST1, Class PO3, PO, 12/25/18	19
285	Series 2008-AR4, Class 1A1A, VAR, 5.240%, 11/25/38	281
	Countrywide Alternative Loan Trust,
332	Series 2002-8, Class A4, 6.500%, 07/25/32	349
1,545	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,471
267	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	274
36	Series 2005-26CB, Class A10, IF, 12.654%, 07/25/35	37
500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	413
	Countrywide Home Loan Mortgage Pass-Through Trust,
326	Series 2003-26, Class 1A6, 3.500%, 08/25/33	314
60	Series 2003-J13, Class PO, PO, 01/25/34	51
104	Series 2003-J7, Class 4A3, IF, 9.491%, 08/25/18	104
159	Series 2004-5, Class 1A4, 5.500%, 06/25/34	165
49	Series 2004-HYB3, Class 2A, VAR, 2.554%, 06/20/34	37
482	Series 2005-22, Class 2A1, VAR, 3.063%, 11/25/35	304
245	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	197
	Credit Suisse Mortgage Capital Certificates,
105	Series 2010-15R, Class 7A1, VAR, 5.271%, 10/26/37 (e)	106
1,485	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	1,484
483	Series 2011-9R, Class A1, VAR, 2.218%, 03/27/46 (e)	484
184	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	189
363	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 3, Class 1A1, VAR, 5.297%, 06/25/20	339
63	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	59
	First Horizon Asset Securities, Inc.,
92	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	86
202	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	177

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
246		Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	223
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	445
61		Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	42
410		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.213%, 08/25/35	2
		JP Morgan Mortgage Trust,
145		Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	137
472		Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	457
		MASTR Adjustable Rate Mortgages Trust,
59		Series 2004-3, Class 4A2, VAR, 2.286%, 04/25/34	52
176		Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	165
136		Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	134
		MASTR Alternative Loans Trust,
349		Series 2003-9, Class 8A1, 6.000%, 01/25/34	350
1,018		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,053
48		Series 2004-7, Class 30PO, PO, 08/25/34	29
85		Series 2004-10, Class 1A1, 4.500%, 09/25/19	86
345		Series 2005-6, Class 3A1, 5.500%, 11/25/20	325
		MASTR Asset Securitization Trust,
259		Series 2003-2, Class 1A1, 5.000%, 03/25/18	267
41		Series 2004-8, Class PO, PO, 08/25/19	38
247		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	168
69		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.538%, 02/25/35	53
		Nomura Asset Acceptance Corp.,
93		Series 2003-A1, Class A1, 5.500%, 05/25/33	96
34		Series 2003-A1, Class A2, 6.000%, 05/25/33	36
13		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
94		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	95
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
81		Series 2002-QS16, Class A3, IF, 16.166%, 10/25/17	90
431		Series 2002-QS8, Class A5, 6.250%, 06/25/17	440
109		Series 2003-QS3, Class A2, IF, 16.020%, 02/25/18	125

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
444	Series 2003-QS9, Class A3, IF, IO, 7.332%, 05/25/18	64
394	Series 2004-QS3, Class CB, 5.000%, 03/25/19	398
51	Series 2004-QS8, Class A2, 5.000%, 06/25/34	51
48	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	49
	Salomon Brothers Mortgage Securities VII, Inc.,
142	Series 2003-HYB1, Class A, VAR, 3.189%, 09/25/33	132
22	Series 2003-UP2, Class PO1, PO, 12/25/18	18
321	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	321
	Structured Asset Securities Corp.,
211	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	214
201	Series 2005-6, Class 4A1, 5.000%, 05/25/35	197
	WaMu Mortgage Pass-Through Certificates,
158	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	162
248	Series 2003-AR5, Class A7, VAR, 2.576%, 06/25/33	237
26	Series 2003-S10, Class A6, PO, 10/25/18	26
52	Series 2003-S11, Class 2A5, IF, 16.449%, 11/25/33	54
140	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	138
375	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	310
	Washington Mutual MSC Mortgage Pass-Through Certificates,
114	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	119
27	Series 2003-MS7, Class P, PO, 03/25/33	24
	Wells Fargo Mortgage-Backed Securities Trust,
50	Series 2003-11, Class 1APO, PO, 10/25/18	44
221	Series 2003-13, Class A7, 4.500%, 11/25/18	224
205	Series 2003-15, Class 1A1, 4.750%, 12/25/18	211
181	Series 2003-K, Class 1A1, VAR, 4.443%, 11/25/33	174
86	Series 2004-7, Class 2A2, 5.000%, 07/25/19	89
218	Series 2004-BB, Class A4, VAR, 2.742%, 01/25/35	208
185	Series 2004-EE, Class 3A1, VAR, 2.848%, 12/25/34	178

		20,193

	Total Collateralized Mortgage Obligations (Cost $100,031)	106,183

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	145
439	Series 2005-6, Class ASB, VAR, 5.368%, 09/10/47	459
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	54
300	Series 2006-4, Class A4, 5.634%, 07/10/46	324
	Bear Stearns Commercial Mortgage Securities,
231	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	239
360	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	395
46	Series 2006-PW14, Class A1, 5.044%, 12/11/38	46
26	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	26
19,295	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.167%, 12/11/49 (e)	163
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	319
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	54
376	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	390
	Morgan Stanley Reremic Trust,
400	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	419
280	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	278
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.969%, 08/15/39	1,085
433	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	432

	Total Commercial Mortgage- Backed Securities (Cost $4,569)	4,828

Corporate Bonds — 18.6%
	Consumer Discretionary — 1.1%
	Automobiles — 0.0% (g)
100	Daimler Finance North America LLC, 7.300%, 01/15/12	102

	Hotels, Restaurants & Leisure — 0.1%
150	McDonald’s Corp., 4.300%, 03/01/13	158

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — 0.7%
	CBS Corp.,
25	5.750%, 04/15/20	28
135	8.875%, 05/15/19	174
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	222
100	Comcast Corp., 5.900%, 03/15/16	116
50	Cox Communications, Inc., 5.450%, 12/15/14	56
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	157
353	5.000%, 03/01/21	380
78	Discovery Communications LLC, 4.375%, 06/15/21	81
	News America, Inc.,
100	7.250%, 05/18/18	117
100	7.700%, 10/30/25	123
60	Thomson Reuters Corp., (Canada), 4.700%, 10/15/19	67
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	113
50	6.750%, 07/01/18	59
100	8.250%, 02/14/14	115
150	8.250%, 04/01/19	190
35	8.750%, 02/14/19	45
223	Time Warner Entertainment Co. LP, 10.150%, 05/01/12	236

		2,279

	Multiline Retail — 0.2%
40	Kohl’s Corp., 6.250%, 12/15/17	48
400	Target Corp., 6.000%, 01/15/18	484

		532

	Specialty Retail — 0.1%
24	Gap, Inc. (The), 5.950%, 04/12/21	23
130	Home Depot, Inc., 5.400%, 03/01/16	148
95	Staples, Inc., 9.750%, 01/15/14	111

		282

	Total Consumer Discretionary	3,405

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	87
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	263
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	107
50	4.875%, 03/15/19	58

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	78
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34
100	5.500%, 04/01/13	108
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	94
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
31	3.000%, 08/25/21	31
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	36

		937

	Food & Staples Retailing — 0.0% (g)
	Kroger Co. (The),
30	6.150%, 01/15/20	36
50	7.500%, 01/15/14	57

		93

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	53
135	8.500%, 06/15/19	172
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
106	Cargill, Inc., 4.307%, 05/14/21 (e)	113
	Kellogg Co.,
100	4.250%, 03/06/13	105
200	5.125%, 12/03/12	211
	Kraft Foods, Inc.,
100	5.375%, 02/10/20	114
450	6.125%, 02/01/18	532

		1,315

	Household Products — 0.1%
78	Procter & Gamble - ESOP, 9.360%, 01/01/21	106

	Total Consumer Staples	2,451

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
100	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	114

	Oil, Gas & Consumable Fuels — 0.7%
25	Apache Corp., 6.900%, 09/15/18	32
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	177

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
150	ConocoPhillips, 5.750%, 02/01/19	179
100	Encana Corp., (Canada), 6.500%, 05/15/19	119
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	199
100	EOG Resources, Inc., 4.100%, 02/01/21	106
	Marathon Oil Corp.,
228	5.900%, 03/15/18	267
175	6.000%, 10/01/17	203
35	Occidental Petroleum Corp., 1.750%, 02/15/17	35
40	PC Financial Partnership, 5.000%, 11/15/14	44
97	Petro-Canada, (Canada), 6.050%, 05/15/18	112
	Shell International Finance B.V., (Netherlands),
55	1.875%, 03/25/13	56
184	3.100%, 06/28/15	196
55	4.000%, 03/21/14	59
195	4.375%, 03/25/20	213
67	Statoil ASA, (Norway), 3.125%, 08/17/17	71
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	63
175	Total Capital S.A., (France), 2.300%, 03/15/16	181

		2,312

	Total Energy	2,426

	Financials — 11.0%
	Capital Markets — 2.9%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	260
75	3.100%, 01/15/15	79
75	4.600%, 01/15/20	82
	BlackRock, Inc.,
325	3.500%, 12/10/14	347
326	5.000%, 12/10/19	360
100	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	106
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Goldman Sachs Group, Inc. (The),
255	3.625%, 02/07/16	255
66	3.700%, 08/01/15	67
300	5.500%, 11/15/14	320
1,100	5.950%, 01/18/18	1,171
150	7.500%, 02/15/19	171
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	113
150	5.125%, 04/13/18	149
125	8.500%, 07/15/19	151

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	Lehman Brothers Holdings, Inc.,
300	4.800%, 03/13/14 (d)	75
350	6.000%, 07/19/12 (d)	87
455	6.625%, 01/18/12 (d)	113
75	6.750%, 12/28/17 (d)	—	(h)
100	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	111
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	201
157	5.450%, 07/15/14	162
50	6.150%, 04/25/13	52
814	6.400%, 08/28/17	834
266	6.875%, 04/25/18	276
	Morgan Stanley,
104	4.000%, 07/24/15	104
195	4.200%, 11/20/14	195
147	4.750%, 04/01/14	149
800	5.300%, 03/01/13	828
166	5.500%, 07/24/20	162
50	5.500%, 07/28/21	50
450	5.625%, 09/23/19	457
175	5.750%, 08/31/12	181
250	6.000%, 05/13/14	263
100	6.625%, 04/01/18	107
	Nomura Holdings, Inc., (Japan),
130	4.125%, 01/19/16	133
178	6.700%, 03/04/20	201
45	Northern Trust Corp., 5.500%, 08/15/13	49
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	519
100	5.750%, 04/25/18	106
100	5.875%, 12/20/17	107

		9,197

	Commercial Banks — 3.3%
100	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	101
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	122
123	3.400%, 01/22/15	131
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	145
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	410
200	2.500%, 09/21/15 (e)	203
100	3.900%, 04/07/15	100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
200	5.200%, 07/10/14	210
250	6.050%, 12/04/17 (e)	248
	BB&T Corp.,
150	3.850%, 07/27/12	154
125	3.950%, 04/29/16	134
100	4.900%, 06/30/17	107
150	5.700%, 04/30/14	165
152	Branch Banking & Trust Co., 4.875%, 01/15/13	156
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,048
55	Comerica, Inc., 3.000%, 09/16/15	56
	Credit Suisse, (Switzerland),
100	5.400%, 01/14/20	99
350	6.000%, 02/15/18	369
350	Fifth Third Bancorp, 5.450%, 01/15/17	379
100	KeyCorp, 6.500%, 05/14/13	108
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	353
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	203
300	2.750%, 09/28/15 (e)	305
100	3.750%, 03/02/15 (e)	105
	Nordea Bank AB, (Sweden),
100	1.750%, 10/04/13 (e)	99
	PNC Funding Corp.,
133	4.375%, 08/11/20	141
265	5.125%, 02/08/20	293
110	5.250%, 11/15/15	120
115	5.625%, 02/01/17	128
250	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	263
170	SunTrust Banks, Inc., 5.250%, 11/05/12	177
235	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	243
	U.S. Bancorp,
150	2.450%, 07/27/15	154
208	2.875%, 11/20/14	216
250	Wachovia Bank N.A., 6.000%, 11/15/17	282
	Wachovia Corp.,
235	4.875%, 02/15/14	248
850	5.750%, 02/01/18	973
	Wells Fargo & Co.,
500	3.676%, 06/15/16	529
415	5.625%, 12/11/17	476
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	334

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	300

		10,387

	Consumer Finance — 0.6%
200	American Express Credit Corp., 7.300%, 08/20/13	221
91	American General Finance Corp., 5.375%, 10/01/12	89
250	Capital One Bank USA N.A., 8.800%, 07/15/19	309
	Capital One Financial Corp.,
100	5.700%, 09/15/11	100
245	6.250%, 11/15/13	266
100	6.750%, 09/15/17	114
	HSBC Finance Corp.,
200	5.250%, 01/15/14	213
202	6.375%, 11/27/12	212
100	SLM Corp., 5.375%, 01/15/13	101
154	Toyota Motor Credit Corp., 3.200%, 06/17/15	162
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	101

		1,888

	Diversified Financial Services — 2.4%
250	Associates Corp. of North America, 6.950%, 11/01/18	273
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	309
	Bank of America Corp.,
80	5.625%, 07/01/20	81
300	5.650%, 05/01/18	306
170	5.750%, 12/01/17	177
100	6.500%, 08/01/16	107
125	7.375%, 05/15/14	137
425	Bank of America N.A., 5.300%, 03/15/17	416
	BP Capital Markets plc, (United Kingdom),
100	3.125%, 03/10/12	101
100	4.742%, 03/11/21	110
300	5.250%, 11/07/13	324
	Caterpillar Financial Services Corp.,
100	5.500%, 03/15/16	117
150	6.200%, 09/30/13	165
65	7.050%, 10/01/18	83
100	7.150%, 02/15/19	128
	Citigroup, Inc.,
43	4.587%, 12/15/15	45
125	4.750%, 05/19/15	130

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
506	5.000%, 09/15/14	520
54	5.375%, 08/09/20	57
700	6.000%, 08/15/17	759
285	6.010%, 01/15/15	306
300	6.125%, 11/21/17	329
	CME Group, Inc.,
200	5.400%, 08/01/13	215
100	5.750%, 02/15/14	111
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	223
27	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	27
	General Electric Capital Corp.,
220	4.375%, 09/16/20	224
500	5.400%, 02/15/17	553
475	5.625%, 05/01/18	526
500	5.650%, 06/09/14	544
100	Textron Financial Corp., 5.400%, 04/28/13	105

		7,508

	Insurance — 1.3%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	46
50	5.600%, 05/15/15	55
25	Aflac, Inc., 8.500%, 05/15/19	31
	American International Group, Inc.,
385	4.250%, 05/15/13	390
350	5.450%, 05/18/17	356
200	5.600%, 10/18/16	207
45	AON Corp., 3.500%, 09/30/15	47
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	625
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	171
98	Berkshire Hathaway, Inc., 3.750%, 08/15/21	100
90	CNA Financial Corp., 5.875%, 08/15/20	94
405	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	420
100	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	101
	Metropolitan Life Global Funding I,
175	3.650%, 06/14/18 (e)	179
222	5.200%, 09/18/13 (e)	240
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	53
121	Nationwide Financial Services, 6.250%, 11/15/11	122

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	162
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	220
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	107
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	189
200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	221
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	53

		4,189

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
125	5.875%, 09/15/20	130
150	6.650%, 01/15/18	169
92	HCP, Inc., 5.375%, 02/01/21	94
	Simon Property Group LP,
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	40
100	5.625%, 08/15/14	112
50	5.650%, 02/01/20	55
40	6.100%, 05/01/16	45
50	6.125%, 05/30/18	56
159	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	180

		899

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	25
523	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	529

		554

	Total Financials	34,622

	Health Care — 0.2%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
44	4.500%, 03/15/20	48
40	5.700%, 02/01/19	47

		95

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	54
50	4.625%, 03/15/15	55
40	Becton Dickinson and Co., 5.000%, 05/15/19	46

		155

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Health Care Providers & Services — 0.0% (g)
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
	WellPoint, Inc.,
27	5.875%, 06/15/17	32
18	7.000%, 02/15/19	22

		105

	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	113
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	180
75	Merck & Co., Inc., 6.000%, 09/15/17	91

		384

	Total Health Care	739

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 5.300%, 03/01/18	117
50	United Technologies Corp., 6.125%, 02/01/19	62

		179

	Airlines — 0.0% (g)
39	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	40
79	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	77

		117

	Building Products — 0.0% (g)
45	Masco Corp., 5.850%, 03/15/17	45

	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	108
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	136
100	5.000%, 03/15/15	108
50	5.600%, 03/15/18	55
60	Waste Management, Inc., 7.375%, 03/11/19	76

		483

	Industrial Conglomerates — 0.1%
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	117
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	66

		183

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	59
25	PACCAR, Inc., 6.375%, 02/15/12	25
25	Parker Hannifin Corp., 5.500%, 05/15/18	30

		114

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
32	3.450%, 09/15/21	32
19	3.600%, 09/01/20	19
100	5.650%, 05/01/17	117
100	7.000%, 02/01/14	114
	CSX Corp.,
30	6.250%, 04/01/15	35
30	7.375%, 02/01/19	38
50	7.900%, 05/01/17	63
655	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	756
50	Norfolk Southern Corp., 7.700%, 05/15/17	63
55	Ryder System, Inc., 3.600%, 03/01/16	57
	Union Pacific Corp.,
233	4.163%, 07/15/22 (e)	247
100	4.875%, 01/15/15	111
82	5.650%, 05/01/17	95
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	160

		1,907

	Total Industrials	3,028

	Information Technology — 0.7%
	Computers & Peripherals — 0.4%
256	Dell, Inc., 3.100%, 04/01/16	268
	Hewlett-Packard Co.,
325	5.400%, 03/01/17	369
200	6.125%, 03/01/14	221
	International Business Machines Corp.,
150	5.700%, 09/14/17	180
200	7.625%, 10/15/18	264

		1,302

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25	3.375%, 11/01/15	26
150	6.875%, 07/01/13	161

		187

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Office Electronics — 0.0% (g)
	Xerox Corp.,
50	5.625%, 12/15/19	56
40	6.750%, 02/01/17	47

		103

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	37

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	29
120	Microsoft Corp., 1.625%, 09/25/15	122
	Oracle Corp.,
200	5.250%, 01/15/16	230
100	5.750%, 04/15/18	120

		501

	Total Information Technology	2,130

	Materials — 0.4%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	105
	Dow Chemical Co. (The),
38	4.250%, 11/15/20	39
60	7.600%, 05/15/14	69
40	8.550%, 05/15/19	52
	El du Pont de Nemours & Co.,
101	1.950%, 01/15/16	103
50	4.125%, 03/06/13	52
100	6.000%, 07/15/18	121
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	106
230	Praxair, Inc., 4.625%, 03/30/15	256
150	Union Carbide Corp., 7.500%, 06/01/25	174

		1,077

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
100	5.400%, 03/29/17	116
100	6.500%, 04/01/19	123
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	27
50	8.950%, 05/01/14	60

		326

	Total Materials	1,403

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
100	4.450%, 05/15/21	107
135	5.100%, 09/15/14	149
150	5.500%, 02/01/18	173
15	BellSouth Corp., 5.200%, 09/15/14	17
111	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	119
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	113
500	GTE Corp., 6.840%, 04/15/18	601
	Telecom Italia Capital S.A., (Luxembourg),
280	4.950%, 09/30/14	276
225	5.250%, 11/15/13	225
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	284
30	5.877%, 07/15/19	30
100	Verizon Communications, Inc., 5.500%, 02/15/18	116
202	Verizon Florida LLC, 6.125%, 01/15/13	215
250	Verizon Maryland, Inc., 7.150%, 05/01/23	265
100	Verizon New England, Inc., 4.750%, 10/01/13	106

		2,796

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	165
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
125	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	140

		346

	Total Telecommunication Services	3,142

	Utilities — 1.7%
	Electric Utilities — 1.1%
	Carolina Power & Light Co.,
233	5.125%, 09/15/13	252
150	5.300%, 01/15/19	177
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	111
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	64
25	Columbus Southern Power Co., 6.050%, 05/01/18	30
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	35

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
	Duke Energy Carolinas LLC,
200	5.625%, 11/30/12	212
205	6.250%, 01/15/12	209
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	63
100	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	100
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	72
40	Georgia Power Co., 6.000%, 11/01/13	44
135	Indiana Michigan Power Co., 7.000%, 03/15/19	169
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	32
20	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	20
60	Nevada Power Co., 7.125%, 03/15/19	75
150	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	180
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	45
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	27
50	6.800%, 09/01/18	61
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	146
60	PacifiCorp, 5.650%, 07/15/18	71
75	Peco Energy Co., 5.350%, 03/01/18	88
51	Public Service Co. of Colorado, 3.200%, 11/15/20	52
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	222
	Southern Co.,
45	1.950%, 09/01/16	45
40	4.150%, 05/15/14	43
30	Southwestern Public Service Co., 8.750%, 12/01/18	40
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	109
30	5.668%, 08/15/14	33
140	6.200%, 04/15/18	163
50	8.000%, 10/01/19	63
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	221
100	5.400%, 04/30/18	117

		3,470

	Gas Utilities — 0.2%
50	AGL Capital Corp., 4.450%, 04/15/13	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — Continued
	Atmos Energy Corp.,
100	5.125%, 01/15/13	106
30	8.500%, 03/15/19	40
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	59
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	106
100	6.500%, 08/15/18	122
30	7.125%, 01/15/19	38

		523

	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	203
150	8.875%, 01/15/19	199
100	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	108
50	PG&E Corp., 5.750%, 04/01/14	55
	Sempra Energy,
80	8.900%, 11/15/13	92
150	9.800%, 02/15/19	211
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	34
100	6.250%, 12/01/15	120

		1,022

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	237

	Total Utilities	5,252

	Total Corporate Bonds (Cost $55,776)	58,598

Foreign Government Securities — 0.5%
1,000	Israel Government AID Bond, (Israel), Zero Coupon, 08/15/17	904
100	Province of Manitoba, (Canada), 2.125%, 04/22/13	103
	Province of Ontario, (Canada),
250	2.700%, 06/16/15	265
300	2.950%, 02/05/15	319

	Total Foreign Government Securities (Cost $1,532)	1,591

Mortgage Pass-Through Securities — 11.8%
	Federal Home Loan Mortgage Corp.,
54	ARM, 2.308%, 01/01/27	56
16	ARM, 2.375%, 07/01/26	16

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
649		ARM, 2.603%, 12/01/34	684
279		ARM, 2.758%, 09/01/36	297
177		ARM, 2.803%, 01/01/37	187
157		ARM, 3.501%, 09/01/36	166
399		ARM, 4.613%, 08/01/36	420
312		ARM, 5.126%, 03/01/37	330
258		ARM, 5.612%, 04/01/38	274
160		ARM, 6.011%, 02/01/37	170
490		ARM, 6.014%, 06/01/36	529
272		ARM, 6.666%, 11/01/36	295
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
466		4.000%, 06/01/14 - 06/01/19	491
82		4.500%, 10/01/18	88
568		5.500%, 06/01/17 - 01/01/24	618
387		6.000%, 10/01/17 - 04/01/18	420
831		6.500%, 01/01/17 - 03/01/22	903
71		7.000%, 09/01/12 - 01/01/17	74
—	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
23		6.000%, 12/01/22	25
119		6.500%, 12/01/13 - 08/01/26	134
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
136		6.000%, 01/01/34	154
211		7.000%, 04/01/22 - 02/01/37	242
10		7.500%, 08/01/25	12
12		8.000%, 07/01/20 - 11/01/24	15
34		8.500%, 07/01/28	41
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
662		10.000%, 10/01/30	795
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3		12.000%, 08/01/15 - 07/01/19	4
		Federal National Mortgage Association,
333		ARM, 1.921%, 02/01/35	349
274		ARM, 1.966%, 09/01/35	287
8		ARM, 1.970%, 03/01/19	8
234		ARM, 1.981%, 01/01/35	246
148		ARM, 2.135%, 08/01/35	154
275		ARM, 2.195%, 01/01/35	286
257		ARM, 2.322%, 02/01/35	270
257		ARM, 2.379%, 08/01/34	271
291		ARM, 2.432%, 09/01/35	307
173		ARM, 2.452%, 11/01/33	181

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

108	ARM, 2.499%, 08/01/36	113
384	ARM, 2.526%, 09/01/34	406
187	ARM, 2.530%, 04/01/33	196
201	ARM, 2.655%, 07/01/46	214
313	ARM, 2.721%, 09/01/33	332
2	ARM, 2.797%, 08/01/19	2
241	ARM, 2.827%, 04/01/35	254
4	ARM, 2.848%, 06/01/26	4
353	ARM, 2.916%, 02/01/36	371
248	ARM, 3.110%, 10/01/34	261
23	ARM, 3.190%, 09/01/27	23
22	ARM, 3.934%, 03/01/29	23
258	ARM, 5.781%, 02/01/37	275
187	ARM, 6.194%, 09/01/36	204
104	ARM, 6.314%, 02/01/37	109
	Federal National Mortgage Association, 15 Year, Single Family,
520	4.000%, 09/01/18 - 05/01/19	554
1,592	4.500%, 05/01/18 - 05/01/19	1,713
876	5.000%, 12/01/16 - 04/01/19	956
603	5.500%, 01/01/20 - 06/01/20	656
802	6.000%, 03/01/21 - 01/01/24	873
169	6.500%, 05/01/13 - 08/01/20	184
10	7.500%, 10/01/12	10
2	8.000%, 11/01/12	2
	Federal National Mortgage Association, 20 Year, Single Family,
181	6.000%, 04/01/24	201
242	6.500%, 05/01/22	270
	Federal National Mortgage Association, 30 Year, FHA/VA,
22	6.000%, 09/01/33	25
41	6.500%, 03/01/29	47
28	8.500%, 08/01/27 - 02/01/30	32
16	9.000%, 09/01/19 - 12/01/30	19
10	9.500%, 12/01/18	12
	Federal National Mortgage Association, 30 Year, Single Family,
222	4.500%, 08/01/33	237
1,336	5.000%, 07/01/33 - 11/01/33	1,446
977	5.500%, 09/01/33 - 12/01/33	1,079
961	6.000%, 12/01/32 - 09/01/36	1,072
70	6.500%, 08/01/31	81
17	7.000%, 07/01/25 - 08/01/32	20
24	7.500%, 11/01/22 - 05/01/25	27
718	8.000%, 03/01/21 - 11/01/32	844
12	8.500%, 07/01/24 - 06/01/25	14

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
1	9.000%, 04/01/26	1
5	10.000%, 02/01/24	6
4	12.500%, 01/01/16	4
	Federal National Mortgage Association, Other,
2,963	2.970%, 11/01/18	3,031
2,475	3.709%, 12/01/20	2,575
1,094	4.298%, 03/01/21	1,178
800	4.443%, 04/01/21	869
977	4.500%, 03/01/20	1,068
1,000	4.526%, 04/01/21	1,091
500	4.536%, 05/01/21	545
503	5.500%, 04/01/38	546
572	6.000%, 03/01/37	628
	Government National Mortgage Association II, 30 Year, Single Family,
72	6.000%, 03/20/28	81
18	7.500%, 02/20/28 - 09/20/28	20
49	8.000%, 12/20/25 - 10/20/28	58
29	8.500%, 03/20/25 - 05/20/25	35
	Government National Mortgage Association, 15 Year, Single Family,
45	6.000%, 10/15/17	49
1	7.500%, 02/15/12 - 03/15/12	1
28	8.000%, 01/15/16	29
	Government National Mortgage Association, 30 Year, Single Family,
707	6.000%, 11/15/28 - 12/15/38	808
507	6.500%, 01/15/24 - 12/15/35	579
499	7.000%, 08/15/23 - 06/15/35	574
35	7.500%, 11/15/22 - 09/15/28	40
14	8.000%, 05/15/22 - 08/15/28	16
9	8.500%, 11/15/17	10
16	9.000%, 08/15/16 - 11/15/24	19
310	9.500%, 01/15/17 - 12/15/25	371
8	12.000%, 11/15/19	9

	Total Mortgage Pass-Through Securities (Cost $35,320)	37,201

Supranational — 0.0% (g)
40	Corp. Andina de Fomento, (Supranational), 5.200%, 05/21/13 (Cost $40)	43

U.S. Government Agency Securities — 2.3%
500	Federal Farm Credit Bank, 5.125%, 11/15/18	601
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,268
1,000	Zero Coupon, 06/01/17	904
800	5.000%, 05/11/17	952

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500	Federal National Mortgage Association Interest Strip, 11/15/21	364
	Financing Corp. Fico,
500	Zero Coupon, 04/05/19	425
300	Zero Coupon, 09/26/19	250
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	936
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,210
333	Tennessee Valley Authority STRIP, Zero Coupon, 05/01/19	276

	Total U.S. Government Agency Securities (Cost $6,783)	7,186

U.S. Treasury Obligations — 25.4%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,631
320	8.500%, 02/15/20	488
250	8.750%, 05/15/20	387
250	8.750%, 08/15/20	390
3,000	8.875%, 08/15/17	4,330
	U.S. Treasury Notes,
1,500	2.125%, 12/31/15	1,590
1,755	2.750%, 05/31/17	1,906
3,000	2.750%, 12/31/17	3,254
1,000	3.125%, 04/30/17	1,108
1,000	3.250%, 12/31/16	1,113
500	3.250%, 03/31/17	557
1,000	4.750%, 08/15/17	1,203
	U.S. Treasury Principal STRIPS,
202	11/15/13	201
800	02/15/14 (m)	795
4,566	05/15/14 (m)	4,531
1,500	08/15/14 (m)	1,482
3,518	11/15/14 (m)	3,466
3,325	02/15/15	3,262
32	08/15/15	31
4,952	11/15/15 (m)	4,797
5,766	02/15/16 (m)	5,550
1,072	05/15/16	1,026
2,005	08/15/16	1,906
700	11/15/16	661
1,224	02/15/17	1,146
4,446	08/15/17	4,106
1,960	11/15/17	1,794
200	02/15/18	181
495	05/15/19	429
4,350	08/15/19	3,729

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
2,000	02/15/20	1,677
150	05/15/20	125
13,048	05/15/20	10,782
11,550	08/15/20	9,434
100	08/15/21	78
1,350	11/15/21	1,041

	Total U.S. Treasury Obligations (Cost $73,768)	80,187

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 3.9%
	Investment Company — 3.9%
12,326	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $12,326)	12,326

	Total Investments — 100.0% (Cost $297,614)	315,615
	Other Assets in Excess of Liabilities — 0.0% (g)	106

	NET ASSETS — 100.0%	$315,721

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2011.
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2011. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2011.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as a part of a security lending transaction.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

Fund	Value	Percentage
Core Bond Trust	$16,953	0.5%
Intermediate Bond Trust	638	0.2

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,145,148	$309,738		$303,289
Investments in affiliates, at value	29,385	10,917		12,326

Total investment securities, at value	3,174,533	320,655		315,615
Cash	39	—		—
Receivables:
Investment securities sold	1,994	1		—
Fund shares sold	426	—		—
Interest and dividends from non-affiliates	16,391	789		1,462
Dividends from affiliates	2	—	(a)	1
Securities lending income	—	1		—
Variation margin on futures contracts	—	77		—

Total Assets	3,193,385	321,523		317,078

LIABILITIES:
Payables:
Dividends	301	—		32
Investment securities purchased	16,937	17		1,137
Collateral for securities lending program	—	302		—
Fund shares redeemed	1,990	17		113
Accrued liabilities:
Investment advisory fees	355	21		19
Custodian and accounting fees	106	45		35
Trustees’ and Chief Compliance Officer’s fees	1	3		2
Other	50	30		19

Total Liabilities	19,740	435		1,357

Net Assets	$3,173,645	$321,088		$315,721

NET ASSETS:
Paid in capital	$2,942,996	$326,846		$295,767
Accumulated undistributed (distributions in excess of) net investment income	(81)	1,302		23
Accumulated net realized gains (losses)	1,641	(54,201)		1,930
Net unrealized appreciation (depreciation)	229,089	47,141		18,001

Total Net Assets	$3,173,645	$321,088		$315,721

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	294,871	21,755		29,629

Net asset value, offering and redemption price per share	$10.76	$14.76		$10.66

Cost of investments in non-affiliates	$2,916,059	$263,000		$285,288
Cost of investments in affiliates	29,385	10,842		12,326
Value of securities on loan	—	294		—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$78,727		$— (a)	$7,797
Dividend income from non-affiliates	—		3,325	—
Dividend income from affiliates	42		58	3
Income from securities lending (net)	—		14	—

Total investment income	78,769		3,397	7,800

EXPENSES:
Investment advisory fees	4,726		424	478
Administration fees	1,575		170	159
Custodian and accounting fees	165		24	73
Professional fees	42		26	32
Trustees’ and Chief Compliance Officer’s fees	16		1	2
Printing and mailing costs	11		2	2
Transfer agent fees	8		—	—
Other	62		11	9

Total expenses	6,605		658	755

Less amounts waived	(4,341)		(492)	(523)
Less earnings credits	—	(a)	— (a)	—	(a)

Net expenses	2,264		166	232

Net investment income (loss)	76,505		3,231	7,568

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	7,041		(76)	3,112
Futures	—		(65)	—

Net realized gain (loss)	7,041		(141)	3,112

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	71,105		(26,781)	4,597
Investments in affiliates	—		(1,017)	—
Futures	—		136	—

Change in net unrealized appreciation (depreciation)	71,105		(27,662)	4,597

Net realized/unrealized gains (losses)	78,146		(27,803)	7,709

Change in net assets resulting from operations	$154,651		$(24,572)	$15,277

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$76,505	$153,933	$3,231	$5,902	$7,568	$17,106
Net realized gain (loss)	7,041	8,065	(141)	(5,765)	3,112	1,914
Change in net unrealized appreciation (depreciation)	71,105	54,989	(27,662)	62,868	4,597	1,425

Change in net assets resulting from operations	154,651	216,987	(24,572)	63,005	15,277	20,445

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(77,078)	(153,857)	(3,898)	(5,840)	(7,546)	(17,137)

Total distributions to shareholders	(77,078)	(153,857)	(3,898)	(5,840)	(7,546)	(17,137)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	266,386	689,605	14,145	58,936	40,990	65,143
Subscriptions in-kind (see Note 7)	—	4,376	—	—	—	—
Dividends and distributions reinvested	75,254	124,882	3,898	2,401	7,347	15,597
Cost of shares redeemed	(268,208)	(668,047)	(9,681)	(82,128)	(107,267)	(76,325)

Change in net assets from capital transactions	$73,432	$150,816	$8,362	$(20,791)	$(58,930)	$4,415

NET ASSETS:
Change in net assets	151,005	213,946	(20,108)	36,374	(51,199)	7,723
Beginning of period	3,022,640	2,808,694	341,196	304,822	366,920	359,197

End of period	$3,173,645	$3,022,640	$321,088	$341,196	$315,721	$366,920

Accumulated undistributed (distributions in excess of) net investment income	$(81)	$492	$1,302	$1,969	$23	$1

SHARE TRANSACTIONS:
Issued	25,058	65,779	926	4,008	3,903	6,221
Subscriptions in-kind (see Note 7)	—	426	—	—	—	—
Reinvested	7,101	11,847	245	172	701	1,490
Redeemed	(25,295)	(63,504)	(609)	(5,706)	(10,308)	(7,326)

Change in Shares	6,864	14,548	562	(1,526)	(5,704)	385

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain
Core Bond Trust
Six Months Ended August 31, 2011 (Unaudited)	$10.50	$0.26	$0.26	$0.52	$(0.26)	$—
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—
Year Ended February 29, 2008	9.78	0.49	0.31	0.80	(0.49)	—
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—

Equity Index Trust
Six Months Ended August 31, 2011 (Unaudited)	16.10	0.15	(1.31)	(1.16)	(0.18)	—
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)
Year Ended February 29, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)

Intermediate Bond Trust
Six Months Ended August 31, 2011 (Unaudited)	10.38	0.26	0.28	0.54	(0.26)	—
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—
Year Ended February 29, 2008	9.76	0.48	0.32	0.80	(0.48)	—
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$(0.26)	$10.76	5.03%	$3,173,645	0.14%	4.87%	0.42%	11%
(0.55)	10.50	7.71	3,022,640	0.14	5.23	0.42	20
(0.63)	10.27	14.70	2,808,694	0.14	6.24	0.42	19
(0.55)	9.53	(0.06)	2,367,508	0.15	5.60	0.44	13
(0.49)	10.09	8.49	2,626,150	0.15	5.00	0.42	16
(0.47)	9.78	5.86	2,800,516	0.15	4.82	0.43	12

(0.18)	14.76	(7.27)	321,088	0.10	1.91	0.39	1
(0.27)	16.10	22.38	341,196	0.10	1.95	0.40	13
(0.30)	13.42	53.50	304,822	0.10	2.37	0.42	18
(0.34)	8.98	(43.42)	243,919	0.10	2.43	0.41	14
(0.67)	16.27	(3.70)	398,720	0.10	1.90	0.40	15
(0.36)	17.53	11.87	420,518	0.10	1.85	0.40	10

(0.26)	10.66	5.26	315,721	0.15	4.76	0.48	15
(0.48)	10.38	5.72	366,920	0.14	4.60	0.46	28
(0.53)	10.28	11.72	359,197	0.15	5.33	0.47	23
(0.50)	9.70	1.29	287,529	0.15	5.07	0.49	11
(0.48)	10.08	8.41	349,739	0.15	4.85	0.45	17
(0.47)	9.76	5.81	327,319	0.15	4.82	0.46	14

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$90,799	$7,425	$98,224
Collateralized Mortgage
Obligations
Agency	—	863,645	—	863,645
Non-Agency	—	400,537	9,528	410,065

Total Collateralized Mortgage Obligations	—	1,264,182	9,528	1,273,710

Commercial Mortgage-Backed Securities	—	73,053	—	73,053
Corporate Bonds
Consumer Discretionary	—	40,172	—	40,172
Consumer Staples	—	26,975	—	26,975
Energy	—	28,977	—	28,977
Financials	—	315,059	—	315,059
Health Care	—	8,316	—	8,316
Industrials	—	23,404	—	23,404
Information Technology	—	26,395	—	26,395
Materials	—	14,188	—	14,188
Telecommunication Services	—	38,647	—	38,647
Utilities	—	55,413	—	55,413

Total Corporate Bonds	—	577,546	—	577,546

Foreign Government Securities	—	16,647	—	16,647
Mortgage Pass-Through Securities	—	324,713	—	324,713
Municipal Bonds	—	4,093	—	4,093
Supranational	—	1,074	—	1,074
U.S. Government Agency Securities	—	36,885	—	36,885
U.S. Treasury Obligations	—	739,203	—	739,203
Short-Term Investment
Investment Company	29,385	—	—	29,385

Total Investments in Securities	$29,385	$3,128,195	$16,953	$3,174,533

Equity Index Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$320,130	$525	$—	$320,655

Appreciation in Other Financial Instruments
Futures Contracts	$328	$—	$—	$328

(a)	Portfolio holdings designated as Level 1 and level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Bills held as collateral for futures contracts.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$7,062	$410	$7,472
Collateralized Mortgage
Obligations
Agency	—	85,990	—	85,990
Non-Agency	—	19,965	228	20,193

Total Collateralized Mortgage Obligations	—	105,955	228	106,183

Commercial Mortgage-Backed Securities	—	4,828	—	4,828
Corporate Bonds
Consumer Discretionary	—	3,405	—	3,405
Consumer Staples	—	2,451	—	2,451
Energy	—	2,426	—	2,426
Financials	—	34,622	—	34,622
Health Care	—	739	—	739
Industrials	—	3,028	—	3,028
Information Technology	—	2,130	—	2,130
Materials	—	1,403	—	1,403
Telecommunication Services	—	3,142	—	3,142
Utilities	—	5,252	—	5,252

Total Corporate Bonds	—	58,598	—	58,598

Foreign Government Securities	—	1,591	—	1,591
Mortgage Pass-Through Securities	—	37,201	—	37,201
Supranational	—	43	—	43
U.S. Government Agency Securities	—	7,186	—	7,186
U.S. Treasury Obligations	—	80,187	—	80,187
Short-Term Investment
Investment Company	12,326	—	—	12,326

Total Investments in Securities	$12,326	$302,651	$638	$315,615

For each of the Funds, there were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases (1)	Sales (2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Investments in Securities
Asset Backed Security	$2,496	$—	$(3)	$2	$7,493	$(3,358)	$795	$—	$7,425
Non-Agency CMO	2,688	(1,769)	1,301	5	8,543	(1,240)	—	—	9,528

Total	$5,184	$(1,769)	$1,298	$7	$16,036	$(4,598)	$795	$—	$16,953

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

Intermediate Bond Trust

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)		Purchases (1)	Sales (2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Investments in Securities
Asset-backed Securities	$—	$— (a)	$—	(a)	$—	(a)	$238	$(68)	$240	$—	$410
Non-Agency CMO	1,504	(177)	138		—	(a)	249	(108)	—	(1,378)	228

Total	$1,504	$(177)	$138		$—	(a)	$487	$(176)	$240	$(1,378)	$638

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

	Value
Core Bond Trust	$(81)
Intermediate Bond Trust	—	(a)

(a)	Amount rounds to less than $1,000.

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$16,953	0.5%
Intermediate Bond Trust	638	0.2

C. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Fund buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

The table below discloses the volume of the Fund’s futures activities during the six months ended August 31, 2011 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$4,775
Ending Notional Balance Long	7,002
D. Transactions with Affiliates — An issuer which is under common control with the Funds may be considered to be an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 28, 2011	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend/ Interest Income	Shares at August 31, 2011	Value at August 31, 2011
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$95,644	$375,151	$441,410	$—	$42	29,385	$29,385

	$95,644	$375,151	$441,410	$—	$42	29,385	$29,385

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$5,094	$120	$—	$—	$56	112	$4,197
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	3,077	18,339	14,998	—	2	6,418	6,418
JPMorgan Prime Money Market Fund, Capital Shares**	—	5,720	5,418	—	14	302	302

	$8,171	$24,179	$20,416	$—	$72	6,832	$10,917

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$11,727	$80,872	$80,273	$—	$3	12,326	$12,326

	$11,727	$80,872	$80,273	$—	$3	12,326	$12,326

*	Security is included in an index in which the Fund, as an index fund, invests.
**	Represents investment of cash collateral related to securities on loan, as described in Note 2.E. Dividend income earned from this investment is included in, and represents a significant portion of, Income from securities lending (net) in the Statements of Operations.

E. Securities Lending — The Funds may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (the “Advisor”), in order to generate additional income. Goldman Sachs Bank USA (“GS Bank”) serves as lending agent for the Equity Index Trust pursuant to a Securities Lending Agreement (the “GS Bank Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Fund is required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the GS Bank Securities Lending Agreement, at the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. securities plus accrued interest. The GS Bank Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% of the value of loaned securities.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOIs. At August 31, 2011, the value of outstanding securities on loan and the value of Collateral Investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total Value of Collateral Investments
Equity Index Trust	$294	$302	$302

The Fund bears the risk of loss associated with the Collateral Investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, GS Bank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

The Advisor of the Fund waived fees associated with the Fund’s investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

Value
Equity Index Trust	$—	(a)

(a)	Amount rounds to less than $1,000.

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Fund’s investment in such fund. A portion of the waiver is voluntary.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annualized rate of 0.10% of the Funds’ average daily net assets.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2012.

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$2,667	$1,575	$4,242
Equity Index Trust	318	170	488
Intermediate Bond Trust	357	159	516

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the six months ended August 31, 2011 were as follows (excluding the reimbursement disclosed in Note 2.E. regarding cash collateral for securities lending invested in JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Trust	$99
Equity Index Trust	4
Intermediate Bond Trust	7

F. Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$420,748	$213,465	$90,814	$130,671
Equity Index Trust	7,263	4,049	—	—
Intermediate Bond Trust	25,741	37,910	20,456	67,074

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,945,444	$269,727	$40,638	$229,089
Equity Index Trust	273,842	73,939	27,126	46,813
Intermediate Bond Trust	297,614	21,983	3,982	18,001

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment advisor or its affiliates who maintain one or more separately managed private accounts. Significant shareholder transactions, if any, may impact the Funds’ performance.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

For the year ended February 28, 2011, certain shareholders of Core Bond Trust purchased shares and Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Year Ended February 28, 2011

Date	Market Value	Type
March 30, 2010	$4,376	Subscription-in-kind

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,050.30	$0.72	0.14%
Hypothetical	1,000.00	1,024.43	0.71	0.14

Equity Index Trust
Actual	1,000.00	927.30	0.48	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	1,052.60	0.77	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds and that the Equity Index Trust used third-party soft dollar arrangements until August 2010.

The Trustees also considered that JPMFM, an affiliate of the Advisor, earn fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, securities lending, and other related services. The Trustees also considered that the Funds (other than Equity Index Trust) are not currently engaged in securities lending and that the Equity Index Trust has retained an unaffiliated lending agent effective March 1, 2011.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2011

determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2010. The Trustees also noted that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Equity Index Trust’s performance was in the first, second, and first quintiles for the one-, three- and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Intermediate Bond Trust’s performance was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2010. The Trustees also noted that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Equity Index Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

FOR MORE INFORMATION:

INVESTMENT ADVISOR

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. August 2011.	SAN-INSTT-811

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

  (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer November 7, 2011

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer November 7, 2011